Variable Annuity Account A

Financial Statements

Year Ended December 31, 2024

(With Report of Independent Registered Public Accounting Firm Thereon)

Report of Independent Registered Public Accounting Firm

To the Contract Owners of Variable Annuity Account A and the Board of Directors of Protective Life and Annuity Insurance Company:

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of the subaccounts listed in Appendix A that comprise Variable Annuity Account A (the Separate Account) as of December 31, 2024, the related statements of operations for the year or period then ended, the statements of changes in net assets for each of the years or periods in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years or periods in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Separate Account as of December 31, 2024, the results of its operations for the year or period then ended, the changes in its net assets for each of the years or periods in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of December 31, 2024, by correspondence with the underlying mutual funds or their transfer agents; when replies were not received, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

/s/ KPMG LLP

We have served as the auditor of one or more Protective Life and Annuity Insurance Company Separate Accounts since 2019.

Birmingham, Alabama
April 17, 2025

Appendix A

The subaccounts that comprise Variable Annuity Account A were audited according to varying periods as defined in the table below:

Subaccount	Statement of Assets and Liabilities	Statement of Operations	Statements of Changes in Net Assets
AB VPS Discovery Value Portfolio, Class B	Not Applicable	Not applicable	For the period ended December 31, 2023
AB VPS Large Cap Growth Portfolio, Class B	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
AB VPS Small Cap Growth Portfolio, Class B	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
American Funds IS Asset Allocation Fund, Class 4	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
American Funds IS Capital Income Builder, Class 4	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
American Funds IS Capital World Growth and Income Fund, Class 4	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
American Funds IS Global Growth Fund, Class 4	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
American Funds IS Global Small Capitalization Fund, Class 4	Not Applicable	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
American Funds IS Growth Fund, Class 4	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
American Funds IS Growth-Income Fund, Class 4	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
American Funds IS International Fund, Class 4	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024

American Funds IS New World Fund, Class 4	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
American Funds IS The Bond Fund of America, Class 4	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
American Funds IS U.S. Government Securities Fund, Class 4	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
American Funds IS Washington Mutual Investors Fund, Class 4	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
BlackRock 60/40 Target Allocation ETF V.I. Fund, Class III	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
BlackRock Global Allocation V.I. Fund, Class III	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
ClearBridge Variable Large Cap Growth Portfolio, Class II	Not Applicable	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
ClearBridge Variable Mid Cap Portfolio, Class II	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
ClearBridge Variable Small Cap Growth Portfolio, Class II	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Columbia VP Balanced Fund, Class 2	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Columbia VP Intermediate Bond Fund, Class 2	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Columbia VP Limited Duration Credit Fund, Class 2	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Columbia VP Strategic Income Fund, Class 2	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024

Dimensional VA Global Bond Portfolio	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Dimensional VA International Small Portfolio	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Dimensional VA International Value Portfolio	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Dimensional VA Short-Term Fixed Portfolio	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Dimensional VA US Large Value Portfolio	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Dimensional VA US Targeted Value Portfolio	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Fidelity VIP Asset Manager Portfolio, Service Class 2	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Fidelity VIP Balanced Portfolio, Service Class 2	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Fidelity VIP Contrafund Portfolio, Service Class 2	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Fidelity VIP Equity-Income Portfolio, Service Class 2	Not Applicable	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Fidelity VIP FundsManager 20% Portfolio, Service Class 2	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Fidelity VIP FundsManager 85% Portfolio, Service Class 2	Not Applicable	Not Applicable	For the period ended December 31, 2023
Fidelity VIP Health Care Portfolio, Service Class 2	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024

Fidelity VIP Index 500 Portfolio, Service Class 2	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Fidelity VIP Investment Grade Bond Portfolio, Service Class 2	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Fidelity VIP Mid Cap Portfolio, Service Class 2	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Franklin DynaTech VIP Fund	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Franklin Income VIP Fund, Class 2	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Franklin Mutual Shares VIP Fund, Class 2	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Franklin Rising Dividends VIP Fund, Class 2	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Franklin Small Cap Value VIP Fund, Class 2	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Franklin Small-Mid Cap Growth VIP Fund, Class 2	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Franklin U.S. Government Securities VIP Fund, Class 2	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Goldman Sachs VIT Core Fixed Income Fund, Service Shares	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Goldman Sachs VIT International Equity Insights Fund, Institutional Shares	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Goldman Sachs VIT International Equity Insights Fund, Service Shares	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024

Goldman Sachs VIT Large Cap Value Fund, Service Shares	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Goldman Sachs VIT Mid Cap Growth Fund, Service Shares	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Goldman Sachs VIT Mid Cap Value Fund, Service Shares	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Goldman Sachs VIT Small Cap Equity Insights Fund, Institutional Shares	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Goldman Sachs VIT Small Cap Equity Insights Fund, Service Shares	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Goldman Sachs VIT Strategic Growth Fund, Institutional Shares	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Goldman Sachs VIT Strategic Growth Fund, Service Shares	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Goldman Sachs VIT Trend Driven Allocation, Service Shares	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Goldman Sachs VIT U.S. Equity Insights Fund, Institutional Shares	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Goldman Sachs VIT U.S. Equity Insights Fund, Service Shares	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Invesco V.I. American Franchise Fund, Series I	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Invesco V.I. American Value Fund, Series II	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Invesco V.I. Balanced-Risk Allocation Fund Class, Series II	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024

Invesco V.I. Capital Appreciation Fund, Series I	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Invesco V.I. Capital Appreciation Fund, Series II	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Invesco V.I. Comstock Fund, Series I	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Invesco V.I. Comstock Fund, Series II	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Invesco V.I. Conservative Balanced Fund, Series II	Not Applicable	For the period from January 1, 2024 to April 26, 2024 (cessation of operations)	For the year ended December 31, 2023 and the period from January 1, 2024 to April 26, 2024 (cessation of operations)
Invesco V.I. Discovery Mid Cap Growth Fund, Series I	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Invesco V.I. Discovery Mid Cap Growth Fund, Series II	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Invesco V.I. Equity and Income Fund, Series II	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Invesco V.I. EQV International Equity Fund, Series II	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Invesco V.I. Global Fund, Series I	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Invesco V.I. Global Fund, Series II	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Invesco V.I. Global Real Estate Fund, Series II	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024

Invesco V.I. Global Strategic Income Fund	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Invesco V.I. Global Strategic Income Fund, Series II	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Invesco V.I. Government Securities Fund, Series II	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Invesco V.I. Growth and Income Fund, Series I	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Invesco V.I. Growth and Income Fund, Series II	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Invesco V.I. Main Street Fund, Series I	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Invesco V.I. Main Street Fund, Series II	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Invesco V.I. Small Cap Equity Fund, Series II	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Invesco V.I. U.S. Government Money Portfolio, Series I	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Janus Henderson Overseas Fund, Class S	As of December 31, 2024	For the period from October 24, 2024 (commencement of operations) to December 31, 2024	For the period from October 24, 2024 (commencement of operations) to December 31, 2024
Lord Abbett Series Fund Bond Debenture Portfolio	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Lord Abbett Series Fund Fundamental Equity Portfolio	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024

Lord Abbett Series Fund Growth and Income Portfolio	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Lord Abbett Series Fund Growth Opportunities Portfolio	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Lord Abbett Series Fund Inc. Dividend Growth Portfolio	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Lord Abbett Series Fund Mid Cap Stock Portfolio	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Lord Abbett Series Fund Short Duration Income Portfolio	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
MFS Emerging Markets Equity Portfolio, Service Class	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
MFS Growth Series, Initial Class	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
MFS Growth Series, Service Class	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
MFS International Intrinsic Value Portfolio, Service Class	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
MFS Investors Trust Series, Initial Class	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
MFS Investors Trust Series, Service Class	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
MFS Massachusetts Investors Growth Stock Portfolio, Service Class	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
MFS New Discovery Series, Initial Class	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024

MFS New Discovery Series, Service Class	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
MFS Research Series, Initial Class	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
MFS Research Series, Service Class	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
MFS Total Return Bond Series, Service Class	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
MFS Total Return Series, Initial Class	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
MFS Total Return Series, Service Class	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
MFS Utilities Series, Initial Class	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
MFS Utilities Series, Service Class	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
MFS Value Series, Service Class	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Morgan Stanley VIF Global Real Estate Portfolio, Class II	Not Applicable	For the period from January 1, 2024 to December 6, 2024 (cessation of operations)	For the year ended December 31, 2023 and the period from January 1, 2024 to December 6, 2024 (cessation of operations)
PIMCO All Asset Portfolio	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
PIMCO Global Diversified Allocation Portfolio	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024

PIMCO Long-Term U.S. Government Portfolio, Advisor Class	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
PIMCO Low Duration Portfolio, Advisor Class	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
PIMCO Real Return Portfolio, Advisor Class	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
PIMCO Short-Term Portfolio, Advisor Class	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
PIMCO Total Return Portfolio, Advisor Class	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Protective Life Dynamic Allocation Series Conservative Portfolio	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Protective Life Dynamic Allocation Series Growth Portfolio	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Protective Life Dynamic Allocation Series Moderate Portfolio	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Royce Capital Fund Micro Cap Portfolio, Service Class	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Royce Capital Fund Small Cap Portfolio, Service Class	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
T. Rowe Price Blue Chip Growth Portfolio, Class II	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
T. Rowe Price Health Sciences Portfolio, Class II	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Templeton Developing Markets VIP Fund, Class 2	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024

Templeton Foreign VIP Fund, Class 2	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Templeton Global Bond VIP Fund, Class 2	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Templeton Growth VIP Fund, Class 2	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Vanguard VIF Balanced Portfolio	As of December 31, 2024	For the period from December 31, 2024 (commencement of operations) to December 31, 2024	For the period from December 31, 2024 (commencement of operations) to December 31, 2024
Vanguard VIF Capital Growth Portfolio	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Vanguard VIF Conservative Allocation Portfolio	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Vanguard VIF Equity Index Portfolio	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Vanguard VIF Global Bond Index Portfolio	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Vanguard VIF Growth Portfolio	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Vanguard VIF International Portfolio	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Vanguard VIF Mid-Cap Index Portfolio	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Vanguard VIF Moderate Allocation Portfolio	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Vanguard VIF Money Market Portfolio	Not Applicable	Not applicable	For the period from February 28, 2023 (commencement of operations) to December 31, 2023

Vanguard VIF Real Estate Index Portfolio	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Vanguard VIF Short-Term Investment-Grade Portfolio	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Vanguard VIF Total Bond Market Index Portfolio	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Vanguard VIF Total International Stock Market Index Portfolio	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Vanguard VIF Total Stock Market Index Portfolio	As of December 31, 2024	For the year then ended December 31, 2024	For the period from September 7, 2023 (commencement of operations) to December 31, 2023 and the year then ended December 31, 2024
Western Asset Core Plus VIT Portfolio, Class II	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024

VARIABLE ANNUITY ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2024

	SUBACCOUNTS
	AB VPS Large Cap Growth Portfolio, Class B	AB VPS Small Cap Growth Portfolio, Class B	American Funds IS Asset Allocation Fund, Class 4	American Funds IS Capital Income Builder, Class 4	American Funds IS Capital World Growth and Income Fund, Class 4	American Funds IS Global Growth Fund, Class 4	American Funds IS Growth Fund, Class 4

ASSETS:
Investments at fair value (1)	$186,011	$149,629	$955,347	$141,377	$59,628	$226,122	$257,518
Receivable from the Contracts	-	-	-	-	-	-	-
Receivable from the fund manager	7	376	34	5	2	64	100
Receivable from the Company	-	-	-	-	-	-	-
Total assets	186,018	150,005	955,381	141,382	59,630	226,186	257,618

LIABILITIES:
Payable to the Contracts	7	376	34	5	2	64	100
Payable to the fund manager	-	-	-	-	-	-	-
Payable to the Company	7	1	15	3	2	13	8
Total liabilities	14	377	49	8	4	77	108

NET ASSETS	$186,004	$149,628	$955,332	$141,374	$59,626	$226,109	$257,510

ANALYSIS OF NET ASSETS
Accumulation period	$186,004	$149,628	$955,332	$141,374	$59,626	$226,109	$257,510
Annuity period	-	-	-	-	-	-	-
Total net assets	$186,004	$149,628	$955,332	$141,374	$59,626	$226,109	$257,510

Fair value per share (NAV)	$79.72	$9.44	$25.41	$12.36	$15.08	$35.93	$122.38
Shares outstanding in the Separate Account	2,333	15,851	37,597	11,438	3,954	6,293	2,104

(1) Investments in mutual fund shares, at cost	$154,221	$115,920	$875,094	$134,941	$54,695	$164,565	$168,800

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2024

	SUBACCOUNTS
	American Funds IS Growth-Income Fund, Class 4	American Funds IS International Fund, Class 4	American Funds IS New World Fund, Class 4	American Funds IS The Bond Fund of America, Class 4	American Funds IS U.S. Government Securities Fund, Class 4	American Funds IS Washington Mutual Investors Fund, Class 4	BlackRock 60/40 Target Allocation ETF V.I. Fund, Class III

ASSETS:
Investments at fair value (1)	$47,212	$19,153	$190,039	$116,834	$113,311	$353,072	$292,620
Receivable from the Contracts	-	-	-	-	-	-	-
Receivable from the fund manager	2	1	453	4	4	13	10
Receivable from the Company	-	-	-	-	-	-	-
Total assets	47,214	19,154	190,492	116,838	113,315	353,085	292,630

LIABILITIES:
Payable to the Contracts	2	1	453	4	4	13	10
Payable to the fund manager	-	-	-	-	-	-	-
Payable to the Company	2	-	4	1	1	17	6
Total liabilities	4	1	457	5	5	30	16

NET ASSETS	$47,210	$19,153	$190,035	$116,833	$113,310	$353,055	$292,614

ANALYSIS OF NET ASSETS
Accumulation period	$47,210	$19,153	$190,035	$116,833	$113,310	$353,055	$292,614
Annuity period	-	-	-	-	-	-	-
Total net assets	$47,210	$19,153	$190,035	$116,833	$113,310	$353,055	$292,614

Fair value per share (NAV)	$67.14	$17.46	$26.10	$9.07	$9.44	$16.34	$13.53
Shares outstanding in the Separate Account	703	1,097	7,281	12,881	12,003	21,607	21,627

(1) Investments in mutual fund shares, at cost	$36,181	$25,472	$157,523	$140,258	$126,693	$305,236	$270,490

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2024

	SUBACCOUNTS
	BlackRock Global Allocation V.I. Fund, Class III	ClearBridge Variable Mid Cap Portfolio, Class II	ClearBridge Variable Small Cap Growth Portfolio, Class II	Columbia VP Balanced Fund, Class 2	Columbia VP Intermediate Bond Fund, Class 2	Columbia VP Limited Duration Credit Fund, Class 2	Columbia VP Strategic Income Fund, Class 2

ASSETS:
Investments at fair value (1)	$40,672	$722,161	$356,732	$427,521	$237,596	$15,013	$8,741
Receivable from the Contracts	-	-	-	-	-	-	-
Receivable from the fund manager	1	45	24	15	9	1	-
Receivable from the Company	-	-	-	-	-	-	-
Total assets	40,673	722,206	356,756	427,536	237,605	15,014	8,741

LIABILITIES:
Payable to the Contracts	1	45	24	15	9	1	-
Payable to the fund manager	-	-	-	-	-	-	-
Payable to the Company	1	12	5	11	3	-	1
Total liabilities	2	57	29	26	12	1	1

NET ASSETS	$40,671	$722,149	$356,727	$427,510	$237,593	$15,013	$8,740

ANALYSIS OF NET ASSETS
Accumulation period	$40,671	$722,149	$356,727	$427,510	$237,593	$15,013	$8,740
Annuity period	-	-	-	-	-	-	-
Total net assets	$40,671	$722,149	$356,727	$427,510	$237,593	$15,013	$8,740

Fair value per share (NAV)	$12.89	$24.15	$25.47	$47.63	$8.30	$9.51	$3.65
Shares outstanding in the Separate Account	3,155	29,903	14,006	8,976	28,626	1,579	2,395

(1) Investments in mutual fund shares, at cost	$44,449	$579,983	$329,915	$334,657	$267,509	$14,416	$8,928

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2024

	SUBACCOUNTS
	Dimensional VA Global Bond Portfolio	Dimensional VA International Small Portfolio	Dimensional VA International Value Portfolio	Dimensional VA Short-Term Fixed Portfolio	Dimensional VA US Large Value Portfolio	Dimensional VA US Targeted Value Portfolio	Fidelity VIP Asset Manager Portfolio, Service Class 2

ASSETS:
Investments at fair value (1)	$36,804	$15,182	$156,248	$87,852	$407,394	$555,713	$3,207
Receivable from the Contracts	-	-	-	-	-	-	-
Receivable from the fund manager	-	-	229	1	416	369	-
Receivable from the Company	1	-	-	-	-	-	-
Total assets	36,805	15,182	156,477	87,853	407,810	556,082	3,207

LIABILITIES:
Payable to the Contracts	-	-	229	1	416	369	-
Payable to the fund manager	-	-	-	-	-	-	-
Payable to the Company	-	1	1	-	2	4	-
Total liabilities	-	1	230	1	418	373	-

NET ASSETS	$36,805	$15,181	$156,247	$87,852	$407,392	$555,709	$3,207

ANALYSIS OF NET ASSETS
Accumulation period	$36,805	$15,181	$156,247	$87,852	$407,392	$555,709	$3,207
Annuity period	-	-	-	-	-	-	-
Total net assets	$36,805	$15,181	$156,247	$87,852	$407,392	$555,709	$3,207

Fair value per share (NAV)	$9.74	$11.59	$13.65	$10.07	$32.55	$22.57	$15.90
Shares outstanding in the Separate Account	3,779	1,310	11,447	8,724	12,516	24,622	202

(1) Investments in mutual fund shares, at cost	$38,676	$16,244	$166,642	$88,612	$412,632	$512,511	$3,606

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2024

	SUBACCOUNTS
	Fidelity VIP Balanced Portfolio, Service Class 2	Fidelity VIP Contrafund Portfolio, Service Class 2	Fidelity VIP FundsManager 20% Portfolio, Service Class 2	Fidelity VIP Health Care Portfolio, Service Class 2	Fidelity VIP Index 500 Portfolio, Service Class 2	Fidelity VIP Investment Grade Bond Portfolio, Service Class 2	Fidelity VIP Mid Cap Portfolio, Service Class 2

ASSETS:
Investments at fair value (1)	$863,912	$4,061,277	$258,367	$67,813	$5,723,837	$3,846,251	$2,365,355
Receivable from the Contracts	-	-	-	-	-	-	-
Receivable from the fund manager	295	360	6	2	350	316	220
Receivable from the Company	-	-	-	-	-	-	-
Total assets	864,207	4,061,637	258,373	67,815	5,724,187	3,846,567	2,365,575

LIABILITIES:
Payable to the Contracts	295	360	6	2	350	316	220
Payable to the fund manager	-	-	-	-	-	-	-
Payable to the Company	16	73	-	2	100	50	68
Total liabilities	311	433	6	4	450	366	288

NET ASSETS	$863,896	$4,061,204	$258,367	$67,811	$5,723,737	$3,846,201	$2,365,287

ANALYSIS OF NET ASSETS
Accumulation period	$863,896	$4,061,204	$258,367	$67,811	$5,723,737	$3,846,201	$2,365,287
Annuity period	-	-	-	-	-	-	-
Total net assets	$863,896	$4,061,204	$258,367	$67,811	$5,723,737	$3,846,201	$2,365,287

Fair value per share (NAV)	$23.69	$55.50	$10.61	$35.61	$561.23	$10.62	$35.48
Shares outstanding in the Separate Account	36,467	73,176	24,351	1,904	10,199	362,171	66,667

(1) Investments in mutual fund shares, at cost	$749,097	$2,469,315	$262,440	$62,634	$2,839,436	$4,609,737	$2,135,072

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2024

	SUBACCOUNTS
	Franklin DynaTech VIP Fund	Franklin Income VIP Fund, Class 2	Franklin Mutual Shares VIP Fund, Class 2	Franklin Rising Dividends VIP Fund, Class 2	Franklin Small Cap Value VIP Fund, Class 2	Franklin Small-Mid Cap Growth VIP Fund, Class 2	Franklin U.S. Government Securities VIP Fund, Class 2

ASSETS:
Investments at fair value (1)	$2,219,616	$3,154,980	$2,681,011	$3,670,417	$566,678	$708,804	$2,551,589
Receivable from the Contracts	-	-	-	-	-	-	-
Receivable from the fund manager	100	197	246	502	70	29	159
Receivable from the Company	-	-	-	-	-	-	-
Total assets	2,219,716	3,155,177	2,681,257	3,670,919	566,748	708,833	2,551,748

LIABILITIES:
Payable to the Contracts	100	197	246	502	70	29	159
Payable to the fund manager	-	-	-	-	-	-	-
Payable to the Company	34	19	63	71	9	42	28
Total liabilities	134	216	309	573	79	71	187

NET ASSETS	$2,219,582	$3,154,961	$2,680,948	$3,670,346	$566,669	$708,762	$2,551,561

ANALYSIS OF NET ASSETS
Accumulation period	$2,219,582	$3,154,961	$2,680,948	$3,670,346	$566,669	$708,762	$2,551,561
Annuity period	-	-	-	-	-	-	-
Total net assets	$2,219,582	$3,154,961	$2,680,948	$3,670,346	$566,669	$708,762	$2,551,561

Fair value per share (NAV)	$5.57	$14.36	$16.39	$28.08	$14.32	$14.79	$10.18
Shares outstanding in the Separate Account	398,495	219,706	163,576	130,713	39,573	47,925	250,647

(1) Investments in mutual fund shares, at cost	$1,793,509	$3,065,943	$2,458,501	$3,023,800	$571,421	$693,060	$3,210,565

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2024

	SUBACCOUNTS
	Goldman Sachs VIT Core Fixed Income Fund, Service Shares	Goldman Sachs VIT International Equity Insights Fund, Institutional Shares	Goldman Sachs VIT International Equity Insights Fund, Service Shares	Goldman Sachs VIT Large Cap Value Fund, Service Shares	Goldman Sachs VIT Mid Cap Growth Fund, Service Shares	Goldman Sachs VIT Mid Cap Value Fund, Service Shares	Goldman Sachs VIT Small Cap Equity Insights Fund, Institutional Shares

ASSETS:
Investments at fair value (1)	$342,619	$2,735	$334,637	$669,337	$306,012	$1,256,580	$22,003
Receivable from the Contracts	-	-	-	-	-	-	-
Receivable from the fund manager	53	-	13	92	65	126	1
Receivable from the Company	-	-	-	-	-	-	-
Total assets	342,672	2,735	334,650	669,429	306,077	1,256,706	22,004

LIABILITIES:
Payable to the Contracts	53	-	13	92	65	126	1
Payable to the fund manager	-	-	-	-	-	-	-
Payable to the Company	5	1	10	23	22	37	4
Total liabilities	58	1	23	115	87	163	5

NET ASSETS	$342,614	$2,734	$334,627	$669,314	$305,990	$1,256,543	$21,999

ANALYSIS OF NET ASSETS
Accumulation period	$342,614	$2,734	$334,627	$669,314	$305,990	$1,256,543	$21,999
Annuity period	-	-	-	-	-	-	-
Total net assets	$342,614	$2,734	$334,627	$669,314	$305,990	$1,256,543	$21,999

Fair value per share (NAV)	$9.40	$8.79	$8.84	$8.63	$11.01	$17.10	$13.44
Shares outstanding in the Separate Account	36,449	311	37,855	77,559	27,794	73,484	1,637

(1) Investments in mutual fund shares, at cost	$390,604	$3,941	$318,319	$754,818	$319,359	$1,097,568	$18,934

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2024

	SUBACCOUNTS
	Goldman Sachs VIT Small Cap Equity Insights Fund, Service Shares	Goldman Sachs VIT Strategic Growth Fund, Institutional Shares	Goldman Sachs VIT Strategic Growth Fund, Service Shares	Goldman Sachs VIT Trend Driven Allocation, Service Shares	Goldman Sachs VIT U.S. Equity Insights Fund, Institutional Shares	Goldman Sachs VIT U.S. Equity Insights Fund, Service Shares	Invesco V.I. American Franchise Fund, Series I

ASSETS:
Investments at fair value (1)	$18,504	$83,996	$4,896,612	$274,442	$100,631	$18,603	$71,942
Receivable from the Contracts	-	-	-	-	-	-	-
Receivable from the fund manager	47	3	353	10	4	1	3
Receivable from the Company	-	-	-	-	-	-	-
Total assets	18,551	83,999	4,896,965	274,452	100,635	18,604	71,945

LIABILITIES:
Payable to the Contracts	47	3	353	10	4	1	3
Payable to the fund manager	-	-	-	-	-	-	-
Payable to the Company	-	3	65	5	6	1	10
Total liabilities	47	6	418	15	10	2	13

NET ASSETS	$18,504	$83,993	$4,896,547	$274,437	$100,625	$18,602	$71,932

ANALYSIS OF NET ASSETS
Accumulation period	$18,504	$83,993	$4,896,547	$274,437	$100,625	$18,602	$71,932
Annuity period	-	-	-	-	-	-	-
Total net assets	$18,504	$83,993	$4,896,547	$274,437	$100,625	$18,602	$71,932

Fair value per share (NAV)	$13.25	$15.39	$15.17	$12.30	$21.68	$21.90	$79.53
Shares outstanding in the Separate Account	1,396	5,458	322,783	22,312	4,642	849	904

(1) Investments in mutual fund shares, at cost	$15,706	$61,595	$3,825,269	$256,331	$75,823	$9,116	$48,168

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2024

	SUBACCOUNTS
	Invesco V.I. American Value Fund, Series II	Invesco V.I. Balanced-Risk Allocation Fund Class, Series II	Invesco V.I. Capital Appreciation Fund, Series I	Invesco V.I. Capital Appreciation Fund, Series II	Invesco V.I. Comstock Fund, Series I	Invesco V.I. Comstock Fund, Series II	Invesco V.I. Discovery Mid Cap Growth Fund, Series I

ASSETS:
Investments at fair value (1)	$290,951	$5,247,192	$131,014	$462,170	$95,794	$898,954	$46,772
Receivable from the Contracts	-	-	-	-	-	-	-
Receivable from the fund manager	22	363	5	28	4	41	2
Receivable from the Company	-	-	-	-	-	-	-
Total assets	290,973	5,247,555	131,019	462,198	95,798	898,995	46,774

LIABILITIES:
Payable to the Contracts	22	363	5	28	4	41	2
Payable to the fund manager	-	-	-	-	-	-	-
Payable to the Company	6	10	4	20	3	14	2
Total liabilities	28	373	9	48	7	55	4

NET ASSETS	$290,945	$5,247,182	$131,010	$462,150	$95,791	$898,940	$46,770

ANALYSIS OF NET ASSETS
Accumulation period	$290,945	$5,247,182	$131,010	$462,150	$95,791	$898,940	$46,770
Annuity period	-	-	-	-	-	-	-
Total net assets	$290,945	$5,247,182	$131,010	$462,150	$95,791	$898,940	$46,770

Fair value per share (NAV)	$17.33	$8.27	$63.15	$59.74	$20.72	$20.61	$78.03
Shares outstanding in the Separate Account	16,789	634,485	2,075	7,736	4,623	43,617	599

(1) Investments in mutual fund shares, at cost	$241,859	$7,607,839	$78,671	$299,612	$60,396	$785,497	$31,025

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2024

	SUBACCOUNTS
	Invesco V.I. Discovery Mid Cap Growth Fund, Series II	Invesco V.I. Equity and Income Fund, Series II	Invesco V.I. EQV International Equity Fund, Series II	Invesco V.I. Global Fund, Series I	Invesco V.I. Global Fund, Series II	Invesco V.I. Global Real Estate Fund, Series II	Invesco V.I. Global Strategic Income Fund

ASSETS:
Investments at fair value (1)	$250,676	$1,772,462	$144,597	$62,126	$1,840,380	$176,966	$8,173
Receivable from the Contracts	-	-	-	-	-	-	-
Receivable from the fund manager	54	98	5	2	208	14,263	-
Receivable from the Company	-	-	-	-	-	-	-
Total assets	250,730	1,772,560	144,602	62,128	1,840,588	191,229	8,173

LIABILITIES:
Payable to the Contracts	54	98	5	2	208	14,263	-
Payable to the fund manager	-	-	-	-	-	-	-
Payable to the Company	10	27	40	3	78	2	1
Total liabilities	64	125	45	5	286	14,265	1

NET ASSETS	$250,666	$1,772,435	$144,557	$62,123	$1,840,302	$176,964	$8,172

ANALYSIS OF NET ASSETS
Accumulation period	$250,666	$1,772,435	$144,557	$62,123	$1,840,302	$176,964	$8,172
Annuity period	-	-	-	-	-	-	-
Total net assets	$250,666	$1,772,435	$144,557	$62,123	$1,840,302	$176,964	$8,172

Fair value per share (NAV)	$66.93	$17.33	$32.89	$39.99	$38.66	$13.05	$4.29
Shares outstanding in the Separate Account	3,745	102,277	4,396	1,554	47,604	13,561	1,905

(1) Investments in mutual fund shares, at cost	$225,013	$1,612,244	$150,605	$42,959	$1,486,351	$177,592	$9,588

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2024

	SUBACCOUNTS
	Invesco V.I. Global Strategic Income Fund, Series II	Invesco V.I. Government Securities Fund, Series II	Invesco V.I. Growth and Income Fund, Series I	Invesco V.I. Growth and Income Fund, Series II	Invesco V.I. Main Street Fund, Series I	Invesco V.I. Main Street Fund, Series II	Invesco V.I. Small Cap Equity Fund, Series II

ASSETS:
Investments at fair value (1)	$2,924,639	$512,707	$29,292	$3,813,234	$43,987	$874,557	$101,211
Receivable from the Contracts	-	-	-	-	-	-	-
Receivable from the fund manager	212	61	1	285	2	104	56
Receivable from the Company	-	-	-	-	-	-	-
Total assets	2,924,851	512,768	29,293	3,813,519	43,989	874,661	101,267

LIABILITIES:
Payable to the Contracts	212	61	1	285	2	104	56
Payable to the fund manager	-	-	-	-	-	-	-
Payable to the Company	66	8	1	73	1	26	-
Total liabilities	278	69	2	358	3	130	56

NET ASSETS	$2,924,573	$512,699	$29,291	$3,813,161	$43,986	$874,531	$101,211

ANALYSIS OF NET ASSETS
Accumulation period	$2,924,573	$512,699	$29,291	$3,813,161	$43,986	$874,531	$101,211
Annuity period	-	-	-	-	-	-	-
Total net assets	$2,924,573	$512,699	$29,291	$3,813,161	$43,986	$874,531	$101,211

Fair value per share (NAV)	$4.42	$10.14	$20.25	$20.26	$20.41	$19.81	$17.34
Shares outstanding in the Separate Account	661,683	50,563	1,447	188,215	2,155	44,147	5,837

(1) Investments in mutual fund shares, at cost	$3,688,401	$575,678	$25,412	$3,400,090	$41,469	$896,723	$92,599

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2024

	SUBACCOUNTS
	Invesco V.I. U.S. Government Money Portfolio, Series I	Janus Henderson Overseas Fund, Class S	Lord Abbett Series Fund Bond Debenture Portfolio	Lord Abbett Series Fund Fundamental Equity Portfolio	Lord Abbett Series Fund Growth and Income Portfolio	Lord Abbett Series Fund Growth Opportunities Portfolio	Lord Abbett Series Fund Inc. Dividend Growth Portfolio

ASSETS:
Investments at fair value (1)	$7,812,246	$90,292	$5,318,458	$1,736,233	$269,755	$701,307	$549,385
Receivable from the Contracts	22,130	-	-	-	-	-	-
Receivable from the fund manager	-	227	306	115	11	29	128
Receivable from the Company	-	-	-	-	-	-	-
Total assets	7,834,376	90,519	5,318,764	1,736,348	269,766	701,336	549,513

LIABILITIES:
Payable to the Contracts	-	227	306	115	11	29	128
Payable to the fund manager	22,130	-	-	-	-	-	-
Payable to the Company	18	-	52	37	22	19	14
Total liabilities	22,148	227	358	152	33	48	142

NET ASSETS	$7,812,228	$90,292	$5,318,406	$1,736,196	$269,733	$701,288	$549,371

ANALYSIS OF NET ASSETS
Accumulation period	$7,812,228	$90,292	$5,318,406	$1,736,196	$269,733	$701,288	$549,371
Annuity period	-	-	-	-	-	-	-
Total net assets	$7,812,228	$90,292	$5,318,406	$1,736,196	$269,733	$701,288	$549,371

Fair value per share (NAV)	$1.00	$41.77	$10.40	$18.37	$39.92	$11.65	$18.58
Shares outstanding in the Separate Account	7,812,246	2,162	511,390	94,515	6,757	60,198	29,569

(1) Investments in mutual fund shares, at cost	$7,812,246	$94,542	$6,086,891	$1,577,727	$165,164	$634,609	$455,737

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2024

	SUBACCOUNTS
	Lord Abbett Series Fund Mid Cap Stock Portfolio	Lord Abbett Series Fund Short Duration Income Portfolio	MFS Emerging Markets Equity Portfolio, Service Class	MFS Growth Series, Initial Class	MFS Growth Series, Service Class	MFS International Intrinsic Value Portfolio, Service Class	MFS Investors Trust Series, Initial Class

ASSETS:
Investments at fair value (1)	$130,624	$85,343	$4,730	$109,839	$322,780	$15,242	$77,580
Receivable from the Contracts	-	-	-	-	-	-	-
Receivable from the fund manager	5	159	-	4	72	1	3
Receivable from the Company	-	-	-	-	-	-	-
Total assets	130,629	85,502	4,730	109,843	322,852	15,243	77,583

LIABILITIES:
Payable to the Contracts	5	159	-	4	72	1	3
Payable to the fund manager	-	-	-	-	-	-	-
Payable to the Company	9	1	1	3	26	-	3
Total liabilities	14	160	1	7	98	1	6

NET ASSETS	$130,615	$85,342	$4,729	$109,836	$322,754	$15,242	$77,577

ANALYSIS OF NET ASSETS
Accumulation period	$130,615	$85,342	$4,729	$109,836	$322,754	$15,242	$77,577
Annuity period	-	-	-	-	-	-	-
Total net assets	$130,615	$85,342	$4,729	$109,836	$322,754	$15,242	$77,577

Fair value per share (NAV)	$26.45	$13.09	$13.33	$73.31	$67.08	$29.17	$39.74
Shares outstanding in the Separate Account	4,938	6,520	355	1,498	4,812	523	1,952

(1) Investments in mutual fund shares, at cost	$93,406	$88,897	$4,986	$45,175	$153,430	$8,846	$42,400

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2024

	SUBACCOUNTS
	MFS Investors Trust Series, Service Class	MFS Massachusetts Investors Growth Stock Portfolio, Service Class	MFS New Discovery Series, Initial Class	MFS New Discovery Series, Service Class	MFS Research Series, Initial Class	MFS Research Series, Service Class	MFS Total Return Bond Series, Service Class

ASSETS:
Investments at fair value (1)	$324,319	$97,032	$10,109	$509,405	$42,788	$48,316	$917,700
Receivable from the Contracts	-	-	-	-	-	-	-
Receivable from the fund manager	18	4	-	30	2	2	63
Receivable from the Company	-	7	-	-	-	-	-
Total assets	324,337	97,043	10,109	509,435	42,790	48,318	917,763

LIABILITIES:
Payable to the Contracts	18	4	-	30	2	2	63
Payable to the fund manager	-	-	-	-	-	-	-
Payable to the Company	14	-	-	19	1	1	14
Total liabilities	32	4	-	49	3	3	77

NET ASSETS	$324,305	$97,039	$10,109	$509,386	$42,787	$48,315	$917,686

ANALYSIS OF NET ASSETS
Accumulation period	$324,305	$97,039	$10,109	$509,386	$42,787	$48,315	$917,686
Annuity period	-	-	-	-	-	-	-
Total net assets	$324,305	$97,039	$10,109	$509,386	$42,787	$48,315	$917,686

Fair value per share (NAV)	$38.89	$23.33	$13.81	$10.75	$35.59	$34.81	$11.27
Shares outstanding in the Separate Account	8,339	4,160	732	47,387	1,202	1,388	81,429

(1) Investments in mutual fund shares, at cost	$166,350	$76,085	$10,368	$721,661	$27,736	$38,303	$1,054,199

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2024

	SUBACCOUNTS
	MFS Total Return Series, Initial Class	MFS Total Return Series, Service Class	MFS Utilities Series, Initial Class	MFS Utilities Series, Service Class	MFS Value Series, Service Class	PIMCO All Asset Portfolio	PIMCO Global Diversified Allocation Portfolio

ASSETS:
Investments at fair value (1)	$60,366	$191,545	$5,698	$200,831	$359,897	$92,829	$810,401
Receivable from the Contracts	-	-	-	-	-	-	-
Receivable from the fund manager	2	21	-	29	30	4	366
Receivable from the Company	-	-	-	-	-	-	-
Total assets	60,368	191,566	5,698	200,860	359,927	92,833	810,767

LIABILITIES:
Payable to the Contracts	2	21	-	29	30	4	366
Payable to the fund manager	-	-	-	-	-	-	-
Payable to the Company	1	5	2	9	12	-	20
Total liabilities	3	26	2	38	42	4	386

NET ASSETS	$60,365	$191,540	$5,696	$200,822	$359,885	$92,829	$810,381

ANALYSIS OF NET ASSETS
Accumulation period	$60,365	$191,540	$5,696	$200,822	$359,885	$92,829	$810,381
Annuity period	-	-	-	-	-	-	-
Total net assets	$60,365	$191,540	$5,696	$200,822	$359,885	$92,829	$810,381

Fair value per share (NAV)	$23.27	$22.64	$34.22	$33.42	$21.01	$8.94	$6.40
Shares outstanding in the Separate Account	2,594	8,460	167	6,009	17,130	10,384	126,625

(1) Investments in mutual fund shares, at cost	$49,946	$153,902	$3,948	$147,680	$225,328	$95,165	$869,027

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2024

	SUBACCOUNTS
	PIMCO Long-Term U.S. Government Portfolio, Advisor Class	PIMCO Low Duration Portfolio, Advisor Class	PIMCO Real Return Portfolio, Advisor Class	PIMCO Short-Term Portfolio, Advisor Class	PIMCO Total Return Portfolio, Advisor Class	Protective Life Dynamic Allocation Series Conservative Portfolio	Protective Life Dynamic Allocation Series Growth Portfolio

ASSETS:
Investments at fair value (1)	$605,457	$1,250,377	$3,055,361	$1,998,462	$7,256,221	$2,229,147	$226,566
Receivable from the Contracts	-	-	-	-	-	-	-
Receivable from the fund manager	28	74	195	85	688	80	8
Receivable from the Company	-	-	-	-	-	-	-
Total assets	605,485	1,250,451	3,055,556	1,998,547	7,256,909	2,229,227	226,574

LIABILITIES:
Payable to the Contracts	28	74	195	85	688	80	8
Payable to the fund manager	-	-	-	-	-	-	-
Payable to the Company	14	5	17	6	122	30	4
Total liabilities	42	79	212	91	810	110	12

NET ASSETS	$605,443	$1,250,372	$3,055,344	$1,998,456	$7,256,099	$2,229,117	$226,562

ANALYSIS OF NET ASSETS
Accumulation period	$605,443	$1,250,372	$3,055,344	$1,998,456	$7,256,099	$2,229,117	$226,562
Annuity period	-	-	-	-	-	-	-
Total net assets	$605,443	$1,250,372	$3,055,344	$1,998,456	$7,256,099	$2,229,117	$226,562

Fair value per share (NAV)	$7.27	$9.64	$11.51	$10.32	$9.04	$11.55	$14.43
Shares outstanding in the Separate Account	83,282	129,707	265,453	193,649	802,679	193,000	15,701

(1) Investments in mutual fund shares, at cost	$1,091,135	$1,357,414	$3,718,411	$1,981,366	$9,059,994	$2,162,805	$172,978

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2024

	SUBACCOUNTS
	Protective Life Dynamic Allocation Series Moderate Portfolio	Royce Capital Fund Micro Cap Portfolio, Service Class	Royce Capital Fund Small Cap Portfolio, Service Class	T. Rowe Price Blue Chip Growth Portfolio, Class II	T. Rowe Price Health Sciences Portfolio, Class II	Templeton Developing Markets VIP Fund, Class 2	Templeton Foreign VIP Fund, Class 2

ASSETS:
Investments at fair value (1)	$664,081	$590,084	$1,322,898	$318,814	$267,240	$332,531	$943,330
Receivable from the Contracts	-	-	-	-	-	-	-
Receivable from the fund manager	24	84	83	408	10	13	62
Receivable from the Company	-	-	-	-	-	-	-
Total assets	664,105	590,168	1,322,981	319,222	267,250	332,544	943,392

LIABILITIES:
Payable to the Contracts	24	84	83	408	10	13	62
Payable to the fund manager	-	-	-	-	-	-	-
Payable to the Company	10	23	46	7	5	8	40
Total liabilities	34	107	129	415	15	21	102

NET ASSETS	$664,071	$590,061	$1,322,852	$318,807	$267,235	$332,523	$943,290

ANALYSIS OF NET ASSETS
Accumulation period	$664,071	$590,061	$1,322,852	$318,807	$267,235	$332,523	$943,290
Annuity period	-	-	-	-	-	-	-
Total net assets	$664,071	$590,061	$1,322,852	$318,807	$267,235	$332,523	$943,290

Fair value per share (NAV)	$13.51	$9.41	$9.21	$56.35	$47.62	$8.45	$13.76
Shares outstanding in the Separate Account	49,155	62,708	143,637	5,658	5,612	39,352	68,556

(1) Investments in mutual fund shares, at cost	$554,161	$602,788	$1,332,143	$227,429	$289,845	$358,630	$909,307

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2024

	SUBACCOUNTS
	Templeton Global Bond VIP Fund, Class 2	Templeton Growth VIP Fund, Class 2	Vanguard VIF Balanced Portfolio	Vanguard VIF Capital Growth Portfolio	Vanguard VIF Conservative Allocation Portfolio	Vanguard VIF Equity Index Portfolio	Vanguard VIF Global Bond Index Portfolio

ASSETS:
Investments at fair value (1)	$3,631,450	$122,060	$110,589	$25,698	$42,073	$233,401	$36,662
Receivable from the Contracts	-	-	-	-	-	-	-
Receivable from the fund manager	325	8,346	1	65	-	101	-
Receivable from the Company	-	-	-	-	-	-	-
Total assets	3,631,775	130,406	110,590	25,763	42,073	233,502	36,662

LIABILITIES:
Payable to the Contracts	325	8,346	1	65	-	101	-
Payable to the fund manager	-	-	-	-	-	-	-
Payable to the Company	49	3	-	2	-	1	-
Total liabilities	374	8,349	1	67	-	102	-

NET ASSETS	$3,631,401	$122,057	$110,589	$25,696	$42,073	$233,400	$36,662

ANALYSIS OF NET ASSETS
Accumulation period	$3,631,401	$122,057	$110,589	$25,696	$42,073	$233,400	$36,662
Annuity period	-	-	-	-	-	-	-
Total net assets	$3,631,401	$122,057	$110,589	$25,696	$42,073	$233,400	$36,662

Fair value per share (NAV)	$11.38	$12.48	$24.77	$50.94	$24.93	$72.14	$18.41
Shares outstanding in the Separate Account	319,108	9,780	4,465	504	1,688	3,235	1,991

(1) Investments in mutual fund shares, at cost	$5,951,434	$110,984	$112,732	$20,300	$46,911	$210,482	$42,438

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2024

	SUBACCOUNTS
	Vanguard VIF Growth Portfolio	Vanguard VIF International Portfolio	Vanguard VIF Mid-Cap Index Portfolio	Vanguard VIF Moderate Allocation Portfolio	Vanguard VIF Real Estate Index Portfolio	Vanguard VIF Short-Term Investment-Grade Portfolio	Vanguard VIF Total Bond Market Index Portfolio

ASSETS:
Investments at fair value (1)	$81,626	$27,221	$87,774	$734,461	$25,954	$328,762	$395,342
Receivable from the Contracts	-	-	-	-	-	-	-
Receivable from the fund manager	25	-	68	1,596	-	3	3
Receivable from the Company	-	1	-	-	-	-	-
Total assets	81,651	27,222	87,842	736,057	25,954	328,765	395,345

LIABILITIES:
Payable to the Contracts	25	-	68	1,596	-	3	3
Payable to the fund manager	-	-	-	-	-	-	-
Payable to the Company	-	-	-	3	-	-	1
Total liabilities	25	-	68	1,599	-	3	4

NET ASSETS	$81,626	$27,222	$87,774	$734,458	$25,954	$328,762	$395,341

ANALYSIS OF NET ASSETS
Accumulation period	$81,626	$27,222	$87,774	$734,458	$25,954	$328,762	$395,341
Annuity period	-	-	-	-	-	-	-
Total net assets	$81,626	$27,222	$87,774	$734,458	$25,954	$328,762	$395,341

Fair value per share (NAV)	$33.64	$25.60	$26.84	$30.75	$11.74	$10.42	$10.46
Shares outstanding in the Separate Account	2,426	1,063	3,270	23,885	2,211	31,551	37,796

(1) Investments in mutual fund shares, at cost	$69,194	$31,671	$82,093	$673,160	$30,080	$320,650	$415,246

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2024

	SUBACCOUNTS
	Vanguard VIF Total International Stock Market Index Portfolio	Vanguard VIF Total Stock Market Index Portfolio	Western Asset Core Plus VIT Portfolio, Class II

ASSETS:
Investments at fair value (1)	$88,244	$198,230	$284,275
Receivable from the Contracts	-	-	-
Receivable from the fund manager	42	2	10
Receivable from the Company	-	-	-
Total assets	88,286	198,232	284,285

LIABILITIES:
Payable to the Contracts	42	2	10
Payable to the fund manager	-	-	-
Payable to the Company	-	1	3
Total liabilities	42	3	13

NET ASSETS	$88,244	$198,229	$284,272

ANALYSIS OF NET ASSETS
Accumulation period	$88,244	$198,229	$284,272
Annuity period	-	-	-
Total net assets	$88,244	$198,229	$284,272

Fair value per share (NAV)	$21.38	$56.16	$4.52
Shares outstanding in the Separate Account	4,127	3,530	62,893

(1) Investments in mutual fund shares, at cost	$81,031	$162,564	$324,503

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Concluded)

See accompanying notes to financial statements.

VARIABLE ANNUITY ACCOUNT A

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	AB VPS Large Cap Growth Portfolio, Class B	AB VPS Small Cap Growth Portfolio, Class B	American Funds IS Asset Allocation Fund, Class 4	American Funds IS Capital Income Builder, Class 4	American Funds IS Capital World Growth and Income Fund, Class 4	American Funds IS Global Growth Fund, Class 4	American Funds IS Global Small Capitalization Fund, Class 4

INVESTMENT INCOME:
Dividend income	$-	$-	$18,635	$5,256	$880	$3,230	$-

EXPENSES:
Mortality and expense risk and admin	2,474	395	12,232	2,328	742	2,895	41

NET INVESTMENT INCOME (LOSS)	(2,474)	(395)	6,403	2,928	138	335	(41)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	8,505	624	11,812	7,227	46	11,769	(2,306)
Capital gain distributions	8,099	-	42,660	-	-	7,041	-

Net realized gain (loss) on investments	16,604	624	54,472	7,227	46	18,810	(2,306)

Change in net unrealized appreciation (depreciation) on investments	25,775	20,888	64,798	8,343	6,090	8,230	2,422

Net realized and unrealized gain (loss) on investments	42,379	21,512	119,270	15,570	6,136	27,040	116

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$39,905	$21,117	$125,673	$18,498	$6,274	$27,375	$75

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY ACCOUNT A

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	American Funds IS Growth Fund, Class 4	American Funds IS Growth-Income Fund, Class 4	American Funds IS International Fund, Class 4	American Funds IS New World Fund, Class 4	American Funds IS The Bond Fund of America, Class 4	American Funds IS U.S. Government Securities Fund, Class 4	American Funds IS Washington Mutual Investors Fund, Class 4

INVESTMENT INCOME:
Dividend income	$364	$412	$205	$2,289	$4,658	$4,380	$4,808

EXPENSES:
Mortality and expense risk and admin	2,789	564	285	767	1,499	1,474	4,323

NET INVESTMENT INCOME (LOSS)	(2,425)	(152)	(80)	1,522	3,159	2,906	485

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	9,427	659	586	6,241	137	121	10,723
Capital gain distributions	4,895	1,913	-	925	-	-	2,540

Net realized gain (loss) on investments	14,322	2,572	586	7,166	137	121	13,263

Change in net unrealized appreciation (depreciation) on investments	46,003	5,976	5	5,354	(3,607)	(3,908)	37,187

Net realized and unrealized gain (loss) on investments	60,325	8,548	591	12,520	(3,470)	(3,787)	50,450

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$57,900	$8,396	$511	$14,042	$(311)	$(881)	$50,935

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY ACCOUNT A

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	BlackRock 60/40 Target Allocation ETF V.I. Fund, Class III	BlackRock Global Allocation V.I. Fund, Class III	ClearBridge Variable Large Cap Growth Portfolio, Class II	ClearBridge Variable Mid Cap Portfolio, Class II	ClearBridge Variable Small Cap Growth Portfolio, Class II	Columbia VP Balanced Fund, Class 2	Columbia VP Intermediate Bond Fund, Class 2

INVESTMENT INCOME:
Dividend income	$6,089	$592	$-	$2,643	$-	$-	$10,830

EXPENSES:
Mortality and expense risk and admin	3,766	532	28	10,169	4,586	5,543	3,029

NET INVESTMENT INCOME (LOSS)	2,323	60	(28)	(7,526)	(4,586)	(5,543)	7,801

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	847	116	1,736	9,243	(6,419)	4,948	453
Capital gain distributions	16,342	3,202	3	16,476	13,555	-	-

Net realized gain (loss) on investments	17,189	3,318	1,739	25,719	7,136	4,948	453

Change in net unrealized appreciation (depreciation) on investments	7,126	(477)	(1,053)	32,885	2,741	50,936	(6,867)

Net realized and unrealized gain (loss) on investments	24,315	2,841	686	58,604	9,877	55,884	(6,414)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$26,638	$2,901	$658	$51,078	$5,291	$50,341	$1,387

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY ACCOUNT A

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Columbia VP Limited Duration Credit Fund, Class 2	Columbia VP Strategic Income Fund, Class 2	Dimensional VA Global Bond Portfolio	Dimensional VA International Small Portfolio	Dimensional VA International Value Portfolio	Dimensional VA Short-Term Fixed Portfolio	Dimensional VA US Large Value Portfolio

INVESTMENT INCOME:
Dividend income	$550	$369	$1,768	$530	$6,294	$4,224	$8,305

EXPENSES:
Mortality and expense risk and admin	195	110	109	419	371	258	1,180

NET INVESTMENT INCOME (LOSS)	355	259	1,659	111	5,923	3,966	7,125

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	31	5	5	14,518	14,341	4	359
Capital gain distributions	-	-	-	414	3,248	-	41,846

Net realized gain (loss) on investments	31	5	5	14,932	17,589	4	42,205

Change in net unrealized appreciation (depreciation) on investments	96	(4)	113	(3,639)	(12,543)	336	(4,762)

Net realized and unrealized gain (loss) on investments	127	1	118	11,293	5,046	340	37,443

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$482	$260	$1,777	$11,404	$10,969	$4,306	$44,568

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY ACCOUNT A

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Dimensional VA US Targeted Value Portfolio	Fidelity VIP Asset Manager Portfolio, Service Class 2	Fidelity VIP Balanced Portfolio, Service Class 2	Fidelity VIP Contrafund Portfolio, Service Class 2	Fidelity VIP Equity-Income Portfolio, Service Class 2	Fidelity VIP FundsManager 20% Portfolio, Service Class 2	Fidelity VIP Health Care Portfolio, Service Class 2

INVESTMENT INCOME:
Dividend income	$7,670	$74	$14,058	$1,732	$-	$8,735	$-

EXPENSES:
Mortality and expense risk and admin	1,660	42	9,909	67,970	-	1,506	896

NET INVESTMENT INCOME (LOSS)	6,010	32	4,149	(66,238)	-	7,229	(896)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	3,717	2	3,902	981,943	1	215	798
Capital gain distributions	37,363	21	24,603	482,552	-	-	-

Net realized gain (loss) on investments	41,080	23	28,505	1,464,495	1	215	798

Change in net unrealized appreciation (depreciation) on investments	(6,618)	149	66,806	(45,823)	(1)	(4,148)	2,656

Net realized and unrealized gain (loss) on investments	34,462	172	95,311	1,418,672	-	(3,933)	3,454

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$40,472	$204	$99,460	$1,352,434	$-	$3,296	$2,558

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY ACCOUNT A

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Fidelity VIP Index 500 Portfolio, Service Class 2	Fidelity VIP Investment Grade Bond Portfolio, Service Class 2	Fidelity VIP Mid Cap Portfolio, Service Class 2	Franklin DynaTech VIP Fund	Franklin Income VIP Fund, Class 2	Franklin Mutual Shares VIP Fund, Class 2	Franklin Rising Dividends VIP Fund, Class 2

INVESTMENT INCOME:
Dividend income	$61,077	$130,761	$8,106	$-	$169,508	$54,632	$39,078

EXPENSES:
Mortality and expense risk and admin	91,972	59,990	38,878	31,361	45,691	40,094	54,717

NET INVESTMENT INCOME (LOSS)	(30,895)	70,771	(30,772)	(31,361)	123,817	14,538	(15,639)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	1,271,332	(49,750)	136,539	49,263	12,920	31,970	33,442
Capital gain distributions	3,394	-	325,458	-	13,888	56,813	185,930

Net realized gain (loss) on investments	1,274,726	(49,750)	461,997	49,263	26,808	88,783	219,372

Change in net unrealized appreciation (depreciation) on investments	43,070	(13,152)	(6,290)	405,499	35,975	161,591	141,073

Net realized and unrealized gain (loss) on investments	1,317,796	(62,902)	455,707	454,762	62,783	250,374	360,445

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,286,901	$7,869	$424,935	$423,401	$186,600	$264,912	$344,806

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY ACCOUNT A

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Franklin Small Cap Value VIP Fund, Class 2	Franklin Small-Mid Cap Growth VIP Fund, Class 2	Franklin U.S. Government Securities VIP Fund, Class 2	Goldman Sachs VIT Core Fixed Income Fund, Service Shares	Goldman Sachs VIT International Equity Insights Fund, Institutional Shares	Goldman Sachs VIT International Equity Insights Fund, Service Shares	Goldman Sachs VIT Large Cap Value Fund, Service Shares

INVESTMENT INCOME:
Dividend income	$5,507	$-	$81,916	$12,838	$85	$9,281	$7,729

EXPENSES:
Mortality and expense risk and admin	8,331	11,051	37,450	4,399	40	6,084	9,430

NET INVESTMENT INCOME (LOSS)	(2,824)	(11,051)	44,466	8,439	45	3,197	(1,701)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	806	(29,044)	(39,849)	(53)	28	12,391	8,354
Capital gain distributions	13,611	-	-	-	99	11,894	80,829

Net realized gain (loss) on investments	14,417	(29,044)	(39,849)	(53)	127	24,285	89,183

Change in net unrealized appreciation (depreciation) on investments	45,836	100,758	(2,234)	(9,535)	(40)	(7,999)	8,125

Net realized and unrealized gain (loss) on investments	60,253	71,714	(42,083)	(9,588)	87	16,286	97,308

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$57,429	$60,663	$2,383	$(1,149)	$132	$19,483	$95,607

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY ACCOUNT A

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Goldman Sachs VIT Mid Cap Growth Fund, Service Shares	Goldman Sachs VIT Mid Cap Value Fund, Service Shares	Goldman Sachs VIT Small Cap Equity Insights Fund, Institutional Shares	Goldman Sachs VIT Small Cap Equity Insights Fund, Service Shares	Goldman Sachs VIT Strategic Growth Fund, Institutional Shares	Goldman Sachs VIT Strategic Growth Fund, Service Shares	Goldman Sachs VIT Trend Driven Allocation, Service Shares

INVESTMENT INCOME:
Dividend income	$-	$9,363	$207	$138	$-	$-	$8,555

EXPENSES:
Mortality and expense risk and admin	4,426	19,984	292	56	1,059	68,107	3,858

NET INVESTMENT INCOME (LOSS)	(4,426)	(10,621)	(85)	82	(1,059)	(68,107)	4,697

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	1,441	39,589	28	413	669	195,965	2,822
Capital gain distributions	36,735	72,430	1,711	1,464	6,158	371,701	-

Net realized gain (loss) on investments	38,176	112,019	1,739	1,877	6,827	567,666	2,822

Change in net unrealized appreciation (depreciation) on investments	20,194	38,547	1,605	1,015	14,184	700,946	19,465

Net realized and unrealized gain (loss) on investments	58,370	150,566	3,344	2,892	21,011	1,268,612	22,287

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$53,944	$139,945	$3,259	$2,974	$19,952	$1,200,505	$26,984

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY ACCOUNT A

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Goldman Sachs VIT U.S. Equity Insights Fund, Institutional Shares	Goldman Sachs VIT U.S. Equity Insights Fund, Service Shares	Invesco V.I. American Franchise Fund, Series I	Invesco V.I. American Value Fund, Series II	Invesco V.I. Balanced-Risk Allocation Fund Class, Series II	Invesco V.I. Capital Appreciation Fund, Series I	Invesco V.I. Capital Appreciation Fund, Series II

INVESTMENT INCOME:
Dividend income	$615	$74	$-	$2,204	$321,694	$-	$-

EXPENSES:
Mortality and expense risk and admin	1,312	271	970	4,065	79,282	1,745	6,747

NET INVESTMENT INCOME (LOSS)	(697)	(197)	(970)	(1,861)	242,412	(1,745)	(6,747)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	417	1,233	3,626	11,656	(242,538)	5,075	40,448
Capital gain distributions	13,282	2,437	-	6,609	-	-	-

Net realized gain (loss) on investments	13,699	3,670	3,626	18,265	(242,538)	5,075	40,448

Change in net unrealized appreciation (depreciation) on investments	8,391	650	16,793	55,420	137,821	30,571	96,109

Net realized and unrealized gain (loss) on investments	22,090	4,320	20,419	73,685	(104,717)	35,646	136,557

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$21,393	$4,123	$19,449	$71,824	$137,695	$33,901	$129,810

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY ACCOUNT A

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Invesco V.I. Comstock Fund, Series I	Invesco V.I. Comstock Fund, Series II	Invesco V.I. Conservative Balanced Fund, Series II	Invesco V.I. Discovery Mid Cap Growth Fund, Series I	Invesco V.I. Discovery Mid Cap Growth Fund, Series II	Invesco V.I. Equity and Income Fund, Series II	Invesco V.I. EQV International Equity Fund, Series II

INVESTMENT INCOME:
Dividend income	$1,639	$13,971	$398	$-	$-	$28,280	$3,474

EXPENSES:
Mortality and expense risk and admin	1,302	12,374	70	668	3,947	26,030	2,891

NET INVESTMENT INCOME (LOSS)	337	1,597	328	(668)	(3,947)	2,250	583

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	186	20,106	(20)	706	13,917	33,647	3,641
Capital gain distributions	6,628	65,535	-	-	-	69,078	1,203

Net realized gain (loss) on investments	6,814	85,641	(20)	706	13,917	102,725	4,844

Change in net unrealized appreciation (depreciation) on investments	4,283	34,402	24	9,518	44,430	69,773	(7,792)

Net realized and unrealized gain (loss) on investments	11,097	120,043	4	10,224	58,347	172,498	(2,948)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$11,434	$121,640	$332	$9,556	$54,400	$174,748	$(2,365)

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY ACCOUNT A

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Invesco V.I. Global Fund, Series I	Invesco V.I. Global Fund, Series II	Invesco V.I. Global Real Estate Fund, Series II	Invesco V.I. Global Strategic Income Fund	Invesco V.I. Global Strategic Income Fund, Series II	Invesco V.I. Government Securities Fund, Series II	Invesco V.I. Growth and Income Fund, Series I

INVESTMENT INCOME:
Dividend income	$-	$-	$6,652	$251	$80,147	$12,040	$416

EXPENSES:
Mortality and expense risk and admin	920	27,992	3,569	114	44,137	7,342	396

NET INVESTMENT INCOME (LOSS)	(920)	(27,992)	3,083	137	36,010	4,698	20

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	2,452	70,334	(7,825)	(18)	(167,900)	(3,730)	62
Capital gain distributions	3,632	112,036	-	-	-	-	1,785

Net realized gain (loss) on investments	6,084	182,370	(7,825)	(18)	(167,900)	(3,730)	1,847

Change in net unrealized appreciation (depreciation) on investments	3,820	120,097	(8,416)	19	168,815	1,120	1,811

Net realized and unrealized gain (loss) on investments	9,904	302,467	(16,241)	1	915	(2,610)	3,658

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$8,984	$274,475	$(13,158)	$138	$36,925	$2,088	$3,678

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY ACCOUNT A

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Invesco V.I. Growth and Income Fund, Series II	Invesco V.I. Main Street Fund, Series I	Invesco V.I. Main Street Fund, Series II	Invesco V.I. Small Cap Equity Fund, Series II	Invesco V.I. U.S. Government Money Portfolio, Series I	Janus Henderson Overseas Fund, Class S	Lord Abbett Series Fund Bond Debenture Portfolio

INVESTMENT INCOME:
Dividend income	$47,231	$-	$-	$-	$324,774	$774	$296,285

EXPENSES:
Mortality and expense risk and admin	57,427	586	12,056	1,269	100,636	51	79,121

NET INVESTMENT INCOME (LOSS)	(10,196)	(586)	(12,056)	(1,269)	224,138	723	217,164

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	72,740	170	25,622	606	-	(8)	(19,223)
Capital gain distributions	242,856	4,155	86,715	5,063	-	-	-

Net realized gain (loss) on investments	315,596	4,325	112,337	5,669	-	(8)	(19,223)

Change in net unrealized appreciation (depreciation) on investments	223,533	4,201	72,629	9,702	-	(4,250)	67,605

Net realized and unrealized gain (loss) on investments	539,129	8,526	184,966	15,371	-	(4,258)	48,382

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$528,933	$7,940	$172,910	$14,102	$224,138	$(3,535)	$265,546

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY ACCOUNT A

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Lord Abbett Series Fund Fundamental Equity Portfolio	Lord Abbett Series Fund Growth and Income Portfolio	Lord Abbett Series Fund Growth Opportunities Portfolio	Lord Abbett Series Fund Inc. Dividend Growth Portfolio	Lord Abbett Series Fund Mid Cap Stock Portfolio	Lord Abbett Series Fund Short Duration Income Portfolio	MFS Emerging Markets Equity Portfolio, Service Class

INVESTMENT INCOME:
Dividend income	$12,481	$2,283	$-	$2,960	$595	$3,797	$102

EXPENSES:
Mortality and expense risk and admin	26,218	4,098	9,813	7,686	1,960	358	60

NET INVESTMENT INCOME (LOSS)	(13,737)	(1,815)	(9,813)	(4,726)	(1,365)	3,439	42

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	33,185	11,050	13,254	7,261	10,763	39	4
Capital gain distributions	94,568	19,827	-	30,453	13,380	-	-

Net realized gain (loss) on investments	127,753	30,877	13,254	37,714	24,143	39	4

Change in net unrealized appreciation (depreciation) on investments	145,637	18,421	160,077	70,520	(2,041)	(2,049)	379

Net realized and unrealized gain (loss) on investments	273,390	49,298	173,331	108,234	22,102	(2,010)	383

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$259,653	$47,483	$163,518	$103,508	$20,737	$1,429	$425

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY ACCOUNT A

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	MFS Growth Series, Initial Class	MFS Growth Series, Service Class	MFS International Intrinsic Value Portfolio, Service Class	MFS Investors Trust Series, Initial Class	MFS Investors Trust Series, Service Class	MFS Massachusetts Investors Growth Stock Portfolio, Service Class	MFS New Discovery Series, Initial Class

INVESTMENT INCOME:
Dividend income	$-	$-	$185	$521	$1,488	$123	$-

EXPENSES:
Mortality and expense risk and admin	1,460	10,567	211	1,069	4,854	1,451	143

NET INVESTMENT INCOME (LOSS)	(1,460)	(10,567)	(26)	(548)	(3,366)	(1,328)	(143)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	1,312	243,364	19	687	25,937	2,804	35
Capital gain distributions	7,875	69,685	719	5,302	23,218	8,549	-

Net realized gain (loss) on investments	9,187	313,049	738	5,989	49,155	11,353	35

Change in net unrealized appreciation (depreciation) on investments	18,248	(84,320)	166	6,721	8,466	2,881	615

Net realized and unrealized gain (loss) on investments	27,435	228,729	904	12,710	57,621	14,234	650

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$25,975	$218,162	$878	$12,162	$54,255	$12,906	$507

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY ACCOUNT A

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	MFS New Discovery Series, Service Class	MFS Research Series, Initial Class	MFS Research Series, Service Class	MFS Total Return Bond Series, Service Class	MFS Total Return Series, Initial Class	MFS Total Return Series, Service Class	MFS Utilities Series, Initial Class

INVESTMENT INCOME:
Dividend income	$-	$246	$189	$39,188	$1,478	$4,479	$127

EXPENSES:
Mortality and expense risk and admin	7,909	573	574	13,676	848	2,853	77

NET INVESTMENT INCOME (LOSS)	(7,909)	(327)	(385)	25,512	630	1,626	50

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	4,786	62	1,252	(9,531)	148	618	4
Capital gain distributions	-	2,367	2,952	-	2,860	9,606	157

Net realized gain (loss) on investments	4,786	2,429	4,204	(9,531)	3,008	10,224	161

Change in net unrealized appreciation (depreciation) on investments	27,963	4,178	4,009	(5,811)	(78)	(674)	313

Net realized and unrealized gain (loss) on investments	32,749	6,607	8,213	(15,342)	2,930	9,550	474

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$24,840	$6,280	$7,828	$10,170	$3,560	$11,176	$524

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY ACCOUNT A

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	MFS Utilities Series, Service Class	MFS Value Series, Service Class	Morgan Stanley VIF Global Real Estate Portfolio, Class II	PIMCO All Asset Portfolio	PIMCO Global Diversified Allocation Portfolio	PIMCO Long-Term U.S. Government Portfolio, Advisor Class	PIMCO Low Duration Portfolio, Advisor Class

INVESTMENT INCOME:
Dividend income	$4,292	$5,310	$5,143	$9,924	$45,482	$17,739	$48,604

EXPENSES:
Mortality and expense risk and admin	2,740	5,356	3,228	2,473	13,559	10,442	16,627

NET INVESTMENT INCOME (LOSS)	1,552	(46)	1,915	7,451	31,923	7,297	31,977

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	2,485	13,489	(11,677)	938	34,852	(119,827)	(5,575)
Capital gain distributions	5,976	28,210	-	-	-	-	-

Net realized gain (loss) on investments	8,461	41,699	(11,677)	938	34,852	(119,827)	(5,575)

Change in net unrealized appreciation (depreciation) on investments	10,983	(5,611)	27,146	(4,654)	12,296	55,066	10,777

Net realized and unrealized gain (loss) on investments	19,444	36,088	15,469	(3,716)	47,148	(64,761)	5,202

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$20,996	$36,042	$17,384	$3,735	$79,071	$(57,464)	$37,179

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY ACCOUNT A

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	PIMCO Real Return Portfolio, Advisor Class	PIMCO Short-Term Portfolio, Advisor Class	PIMCO Total Return Portfolio, Advisor Class	Protective Life Dynamic Allocation Series Conservative Portfolio	Protective Life Dynamic Allocation Series Growth Portfolio	Protective Life Dynamic Allocation Series Moderate Portfolio	Royce Capital Fund Micro Cap Portfolio, Service Class

INVESTMENT INCOME:
Dividend income	$79,532	$92,441	$297,943	$43,807	$3,461	$12,312	$-

EXPENSES:
Mortality and expense risk and admin	44,833	27,556	107,474	28,694	3,000	8,756	9,281

NET INVESTMENT INCOME (LOSS)	34,699	64,885	190,469	15,113	461	3,556	(9,281)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	(51,139)	141	(366,884)	905	6,327	5,857	26,241
Capital gain distributions	-	-	-	17,636	5,466	-	39,685

Net realized gain (loss) on investments	(51,139)	141	(366,884)	18,541	11,793	5,857	65,926

Change in net unrealized appreciation (depreciation) on investments	36,133	15,108	244,343	88,108	14,288	39,861	6,739

Net realized and unrealized gain (loss) on investments	(15,006)	15,249	(122,541)	106,649	26,081	45,718	72,665

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$19,693	$80,134	$67,928	$121,762	$26,542	$49,274	$63,384

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY ACCOUNT A

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Royce Capital Fund Small Cap Portfolio, Service Class	T. Rowe Price Blue Chip Growth Portfolio, Class II	T. Rowe Price Health Sciences Portfolio, Class II	Templeton Developing Markets VIP Fund, Class 2	Templeton Foreign VIP Fund, Class 2	Templeton Global Bond VIP Fund, Class 2	Templeton Growth VIP Fund, Class 2

INVESTMENT INCOME:
Dividend income	$14,382	$-	$-	$20,561	$33,442	$-	$1,710

EXPENSES:
Mortality and expense risk and admin	21,865	2,448	3,618	6,841	23,525	57,853	2,675

NET INVESTMENT INCOME (LOSS)	(7,483)	(2,448)	(3,618)	13,720	9,917	(57,853)	(965)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	3,199	10,040	1,928	13,787	(6,189)	(134,507)	6,040
Capital gain distributions	58,749	13,674	25,152	3,951	-	-	585

Net realized gain (loss) on investments	61,948	23,714	27,080	17,738	(6,189)	(134,507)	6,625

Change in net unrealized appreciation (depreciation) on investments	(27,905)	60,989	(22,505)	3,176	(28,783)	(335,157)	3,027

Net realized and unrealized gain (loss) on investments	34,043	84,703	4,575	20,914	(34,972)	(469,664)	9,652

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$26,560	$82,255	$957	$34,634	$(25,055)	$(527,517)	$8,687

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY ACCOUNT A

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Vanguard VIF Balanced Portfolio	Vanguard VIF Capital Growth Portfolio	Vanguard VIF Conservative Allocation Portfolio	Vanguard VIF Equity Index Portfolio	Vanguard VIF Global Bond Index Portfolio	Vanguard VIF Growth Portfolio	Vanguard VIF International Portfolio

INVESTMENT INCOME:
Dividend income	$-	$356	$1,113	$1,359	$1,025	$209	$322

EXPENSES:
Mortality and expense risk and admin	19	83	124	377	109	223	81

NET INVESTMENT INCOME (LOSS)	(19)	273	989	982	916	(14)	241

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	(12)	896	5	148	1	1,203	15
Capital gain distributions	-	650	943	3,884	38	-	853

Net realized gain (loss) on investments	(12)	1,546	948	4,032	39	1,203	868

Change in net unrealized appreciation (depreciation) on investments	(2,143)	1,516	875	17,605	(329)	19,248	1,078

Net realized and unrealized gain (loss) on investments	(2,155)	3,062	1,823	21,637	(290)	20,451	1,946

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(2,174)	$3,335	$2,812	$22,619	$626	$20,437	$2,187

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY ACCOUNT A

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Vanguard VIF Mid-Cap Index Portfolio	Vanguard VIF Moderate Allocation Portfolio	Vanguard VIF Real Estate Index Portfolio	Vanguard VIF Short-Term Investment-Grade Portfolio	Vanguard VIF Total Bond Market Index Portfolio	Vanguard VIF Total International Stock Market Index Portfolio	Vanguard VIF Total Stock Market Index Portfolio

INVESTMENT INCOME:
Dividend income	$1,203	$16,758	$789	$11,536	$10,903	$2,696	$2,236

EXPENSES:
Mortality and expense risk and admin	255	2,176	77	969	1,186	270	549

NET INVESTMENT INCOME (LOSS)	948	14,582	712	10,567	9,717	2,426	1,687

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	217	1,308	73	25	34	(22)	60
Capital gain distributions	1,003	13,626	666	-	-	458	12,256

Net realized gain (loss) on investments	1,220	14,934	739	25	34	436	12,316

Change in net unrealized appreciation (depreciation) on investments	9,247	38,634	(318)	3,803	(6,063)	1,180	23,551

Net realized and unrealized gain (loss) on investments	10,467	53,568	421	3,828	(6,029)	1,616	35,867

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$11,415	$68,150	$1,133	$14,395	$3,688	$4,042	$37,554

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY ACCOUNT A

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2024

SUBACCOUNTS
Western Asset Core Plus VIT Portfolio, Class II

INVESTMENT INCOME:
Dividend income	$23,642

EXPENSES:
Mortality and expense risk and admin	3,679

NET INVESTMENT INCOME (LOSS)	19,963

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	67
Capital gain distributions	-

Net realized gain (loss) on investments	67

Change in net unrealized appreciation (depreciation) on investments	(25,795)

Net realized and unrealized gain (loss) on investments	(25,728)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(5,765)

Note: Totals may not appear to foot/crossfoot due to rounding.

(Concluded)

See accompanying notes to financial statements.

VARIABLE ANNUITY ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	AB VPS Large Cap Growth Portfolio, Class B	AB VPS Small Cap Growth Portfolio, Class B	American Funds IS Asset Allocation Fund, Class 4	American Funds IS Capital Income Builder, Class 4	American Funds IS Capital World Growth and Income Fund, Class 4	American Funds IS Global Growth Fund, Class 4	American Funds IS Global Small Capitalization Fund, Class 4

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(2,474)	$(395)	$6,403	$2,928	$138	$335	$(41)
Net realized gain (loss) on investments	16,604	624	54,472	7,227	46	18,810	(2,306)
Change in net unrealized appreciation (depreciation) on investments	25,775	20,888	64,798	8,343	6,090	8,230	2,422

Net increase (decrease) in net assets resulting from operations	39,905	21,117	125,673	18,498	6,274	27,375	75

CONTRACT TRANSACTIONS:
Contract owners’ net payments	-	-	-	150,000	-	-	-
Contract maintenance charges	(2,489)	(263)	(12,231)	(2,223)	-	(2,099)	(6)
Contract owners’ benefits	(10,210)	(6,946)	(125,241)	(8,627)	-	(34,878)	(12,117)
Net transfers (to) from the Company and/or Subaccounts	(20,350)	48,394	123,255	(155,674)	1,678	(8,333)	(4)

Increase (decrease) in net assets resulting from Contract transactions	(33,049)	41,185	(14,217)	(16,524)	1,678	(45,310)	(12,127)

Total increase (decrease) in net assets	6,856	62,302	111,456	1,974	7,952	(17,935)	(12,052)

NET ASSETS:
Beginning of period	179,148	87,326	843,876	139,400	51,674	244,044	12,052

End of period	$186,004	$149,628	$955,332	$141,374	$59,626	$226,109	$-

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	American Funds IS Growth Fund, Class 4	American Funds IS Growth-Income Fund, Class 4	American Funds IS International Fund, Class 4	American Funds IS New World Fund, Class 4	American Funds IS The Bond Fund of America, Class 4	American Funds IS U.S. Government Securities Fund, Class 4	American Funds IS Washington Mutual Investors Fund, Class 4

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(2,425)	$(152)	$(80)	$1,522	$3,159	$2,906	$485
Net realized gain (loss) on investments	14,322	2,572	586	7,166	137	121	13,263
Change in net unrealized appreciation (depreciation) on investments	46,003	5,976	5	5,354	(3,607)	(3,908)	37,187

Net increase (decrease) in net assets resulting from operations	57,900	8,396	511	14,042	(311)	(881)	50,935

CONTRACT TRANSACTIONS:
Contract owners’ net payments	36,235	4,614	-	-	-	-	40,731
Contract maintenance charges	(2,636)	(498)	(50)	(423)	(1,436)	(1,402)	(3,384)
Contract owners’ benefits	(6,479)	(1,163)	(3,509)	(21,092)	(3,597)	(5,805)	(55,365)
Net transfers (to) from the Company and/or Subaccounts	(28,880)	(5,073)	(1)	(41,899)	9,965	10,256	(14,975)

Increase (decrease) in net assets resulting from Contract transactions	(1,760)	(2,120)	(3,560)	(63,414)	4,932	3,049	(32,993)

Total increase (decrease) in net assets	56,140	6,276	(3,049)	(49,372)	4,621	2,168	17,942

NET ASSETS:
Beginning of period	201,370	40,934	22,202	239,407	112,212	111,142	335,113

End of period	$257,510	$47,210	$19,153	$190,035	$116,833	$113,310	$353,055

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	BlackRock 60/40 Target Allocation ETF V.I. Fund, Class III	BlackRock Global Allocation V.I. Fund, Class III	ClearBridge Variable Large Cap Growth Portfolio, Class II	ClearBridge Variable Mid Cap Portfolio, Class II	ClearBridge Variable Small Cap Growth Portfolio, Class II	Columbia VP Balanced Fund, Class 2	Columbia VP Intermediate Bond Fund, Class 2

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$2,323	$60	$(28)	$(7,526)	$(4,586)	$(5,543)	$7,801
Net realized gain (loss) on investments	17,189	3,318	1,739	25,719	7,136	4,948	453
Change in net unrealized appreciation (depreciation) on investments	7,126	(477)	(1,053)	32,885	2,741	50,936	(6,867)

Net increase (decrease) in net assets resulting from operations	26,638	2,901	658	51,078	5,291	50,341	1,387

CONTRACT TRANSACTIONS:
Contract owners’ net payments	-	-	-	56	495	-	-
Contract maintenance charges	(3,745)	(513)	(13)	(12,961)	(5,953)	(5,555)	(3,424)
Contract owners’ benefits	(5,953)	(701)	(4,493)	(113,622)	(37,851)	(11,007)	(11,473)
Net transfers (to) from the Company and/or Subaccounts	4,027	(268)	-	8,252	142,312	(9,359)	25,392

Increase (decrease) in net assets resulting from Contract transactions	(5,671)	(1,482)	(4,506)	(118,275)	99,003	(25,921)	10,495

Total increase (decrease) in net assets	20,967	1,419	(3,848)	(67,197)	104,294	24,420	11,882

NET ASSETS:
Beginning of period	271,647	39,252	3,848	789,346	252,433	403,090	225,711

End of period	$292,614	$40,671	$-	$722,149	$356,727	$427,510	$237,593

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Columbia VP Limited Duration Credit Fund, Class 2	Columbia VP Strategic Income Fund, Class 2	Dimensional VA Global Bond Portfolio	Dimensional VA International Small Portfolio	Dimensional VA International Value Portfolio	Dimensional VA Short-Term Fixed Portfolio	Dimensional VA US Large Value Portfolio

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$355	$259	$1,659	$111	$5,923	$3,966	$7,125
Net realized gain (loss) on investments	31	5	5	14,932	17,589	4	42,205
Change in net unrealized appreciation (depreciation) on investments	96	(4)	113	(3,639)	(12,543)	336	(4,762)

Net increase (decrease) in net assets resulting from operations	482	260	1,777	11,404	10,969	4,306	44,568

CONTRACT TRANSACTIONS:
Contract owners’ net payments	-	-	-	-	-	-	-
Contract maintenance charges	(178)	(89)	(72)	(291)	(169)	(83)	(478)
Contract owners’ benefits	(734)	-	-	(8,353)	(974)	-	(6,982)
Net transfers (to) from the Company and/or Subaccounts	763	492	-	(77,007)	(59,280)	811	38,016

Increase (decrease) in net assets resulting from Contract transactions	(149)	403	(72)	(85,651)	(60,423)	728	30,556

Total increase (decrease) in net assets	333	663	1,705	(74,247)	(49,454)	5,034	75,124

NET ASSETS:
Beginning of period	14,680	8,077	35,100	89,428	205,701	82,818	332,268

End of period	$15,013	$8,740	$36,805	$15,181	$156,247	$87,852	$407,392

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Dimensional VA US Targeted Value Portfolio	Fidelity VIP Asset Manager Portfolio, Service Class 2	Fidelity VIP Balanced Portfolio, Service Class 2	Fidelity VIP Contrafund Portfolio, Service Class 2	Fidelity VIP Equity-Income Portfolio, Service Class 2	Fidelity VIP FundsManager 20% Portfolio, Service Class 2	Fidelity VIP Health Care Portfolio, Service Class 2

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$6,010	$32	$4,149	$(66,238)	$-	$7,229	$(896)
Net realized gain (loss) on investments	41,080	23	28,505	1,464,495	1	215	798
Change in net unrealized appreciation (depreciation) on investments	(6,618)	149	66,806	(45,823)	(1)	(4,148)	2,656

Net increase (decrease) in net assets resulting from operations	40,472	204	99,460	1,352,434	-	3,296	2,558

CONTRACT TRANSACTIONS:
Contract owners’ net payments	-	-	105,685	17,574	-	254,730	-
Contract maintenance charges	(1,110)	(47)	(8,933)	(66,706)	-	(1,304)	(804)
Contract owners’ benefits	(7,285)	-	(15,155)	(994,643)	-	(6,410)	-
Net transfers (to) from the Company and/or Subaccounts	(45,908)	39	(23,573)	(1,315,037)	(3)	3,973	(751)

Increase (decrease) in net assets resulting from Contract transactions	(54,303)	(8)	58,024	(2,358,812)	(3)	250,989	(1,555)

Total increase (decrease) in net assets	(13,831)	196	157,484	(1,006,378)	(3)	254,285	1,003

NET ASSETS:
Beginning of period	569,540	3,011	706,412	5,067,582	3	4,082	66,808

End of period	$555,709	$3,207	$863,896	$4,061,204	$-	$258,367	$67,811

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Fidelity VIP Index 500 Portfolio, Service Class 2	Fidelity VIP Investment Grade Bond Portfolio, Service Class 2	Fidelity VIP Mid Cap Portfolio, Service Class 2	Franklin DynaTech VIP Fund	Franklin Income VIP Fund, Class 2	Franklin Mutual Shares VIP Fund, Class 2	Franklin Rising Dividends VIP Fund, Class 2

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(30,895)	$70,771	$(30,772)	$(31,361)	$123,817	$14,538	$(15,639)
Net realized gain (loss) on investments	1,274,726	(49,750)	461,997	49,263	26,808	88,783	219,372
Change in net unrealized appreciation (depreciation) on investments	43,070	(13,152)	(6,290)	405,499	35,975	161,591	141,073

Net increase (decrease) in net assets resulting from operations	1,286,901	7,869	424,935	423,401	186,600	264,912	344,806

CONTRACT TRANSACTIONS:
Contract owners’ net payments	4	136	10	25,016	174,651	754	62
Contract maintenance charges	(99,854)	(66,065)	(40,967)	(26,010)	(64,585)	(50,484)	(66,145)
Contract owners’ benefits	(906,481)	(562,973)	(566,468)	(174,799)	(365,368)	(280,094)	(379,090)
Net transfers (to) from the Company and/or Subaccounts	(1,634,932)	267,660	(399,930)	1,321,138	292,674	(96,853)	(60,038)

Increase (decrease) in net assets resulting from Contract transactions	(2,641,263)	(361,242)	(1,007,355)	1,145,345	37,372	(426,677)	(505,211)

Total increase (decrease) in net assets	(1,354,362)	(353,373)	(582,420)	1,568,746	223,972	(161,765)	(160,405)

NET ASSETS:
Beginning of period	7,078,099	4,199,574	2,947,707	650,836	2,930,989	2,842,713	3,830,751

End of period	$5,723,737	$3,846,201	$2,365,287	$2,219,582	$3,154,961	$2,680,948	$3,670,346

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Franklin Small Cap Value VIP Fund, Class 2	Franklin Small-Mid Cap Growth VIP Fund, Class 2	Franklin U.S. Government Securities VIP Fund, Class 2	Goldman Sachs VIT Core Fixed Income Fund, Service Shares	Goldman Sachs VIT International Equity Insights Fund, Institutional Shares	Goldman Sachs VIT International Equity Insights Fund, Service Shares	Goldman Sachs VIT Large Cap Value Fund, Service Shares

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(2,824)	$(11,051)	$44,466	$8,439	$45	$3,197	$(1,701)
Net realized gain (loss) on investments	14,417	(29,044)	(39,849)	(53)	127	24,285	89,183
Change in net unrealized appreciation (depreciation) on investments	45,836	100,758	(2,234)	(9,535)	(40)	(7,999)	8,125

Net increase (decrease) in net assets resulting from operations	57,429	60,663	2,383	(1,149)	132	19,483	95,607

CONTRACT TRANSACTIONS:
Contract owners’ net payments	-	32,703	76,261	-	-	513	21
Contract maintenance charges	(9,163)	(12,283)	(44,810)	(3,977)	(6)	(6,773)	(7,632)
Contract owners’ benefits	(47,520)	(67,887)	(279,690)	(37,225)	(100)	(33,525)	(37,792)
Net transfers (to) from the Company and/or Subaccounts	8,994	(259,663)	165,675	24,811	(1)	(60,800)	(27,080)

Increase (decrease) in net assets resulting from Contract transactions	(47,689)	(307,130)	(82,564)	(16,391)	(107)	(100,585)	(72,483)

Total increase (decrease) in net assets	9,740	(246,467)	(80,181)	(17,540)	25	(81,102)	23,124

NET ASSETS:
Beginning of period	556,929	955,229	2,631,742	360,154	2,709	415,729	646,190

End of period	$566,669	$708,762	$2,551,561	$342,614	$2,734	$334,627	$669,314

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Goldman Sachs VIT Mid Cap Growth Fund, Service Shares	Goldman Sachs VIT Mid Cap Value Fund, Service Shares	Goldman Sachs VIT Small Cap Equity Insights Fund, Institutional Shares	Goldman Sachs VIT Small Cap Equity Insights Fund, Service Shares	Goldman Sachs VIT Strategic Growth Fund, Institutional Shares	Goldman Sachs VIT Strategic Growth Fund, Service Shares	Goldman Sachs VIT Trend Driven Allocation, Service Shares

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(4,426)	$(10,621)	$(85)	$82	$(1,059)	$(68,107)	$4,697
Net realized gain (loss) on investments	38,176	112,019	1,739	1,877	6,827	567,666	2,822
Change in net unrealized appreciation (depreciation) on investments	20,194	38,547	1,605	1,015	14,184	700,946	19,465

Net increase (decrease) in net assets resulting from operations	53,944	139,945	3,259	2,974	19,952	1,200,505	26,984

CONTRACT TRANSACTIONS:
Contract owners’ net payments	495	495	-	-	-	1,602	-
Contract maintenance charges	(5,444)	(24,316)	-	-	(59)	(67,964)	(5,840)
Contract owners’ benefits	(35,191)	(218,152)	-	(233)	(2,695)	(568,481)	(17,409)
Net transfers (to) from the Company and/or Subaccounts	(9,435)	(264,848)	(2)	(3,396)	-	1,251,551	(2,488)

Increase (decrease) in net assets resulting from Contract transactions	(49,575)	(506,821)	(2)	(3,629)	(2,754)	616,708	(25,737)

Total increase (decrease) in net assets	4,369	(366,876)	3,257	(655)	17,198	1,817,213	1,247

NET ASSETS:
Beginning of period	301,621	1,623,419	18,742	19,159	66,795	3,079,334	273,190

End of period	$305,990	$1,256,543	$21,999	$18,504	$83,993	$4,896,547	$274,437

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Goldman Sachs VIT U.S. Equity Insights Fund, Institutional Shares	Goldman Sachs VIT U.S. Equity Insights Fund, Service Shares	Invesco V.I. American Franchise Fund, Series I	Invesco V.I. American Value Fund, Series II	Invesco V.I. Balanced-Risk Allocation Fund Class, Series II	Invesco V.I. Capital Appreciation Fund, Series I	Invesco V.I. Capital Appreciation Fund, Series II

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(697)	$(197)	$(970)	$(1,861)	$242,412	$(1,745)	$(6,747)
Net realized gain (loss) on investments	13,699	3,670	3,626	18,265	(242,538)	5,075	40,448
Change in net unrealized appreciation (depreciation) on investments	8,391	650	16,793	55,420	137,821	30,571	96,109

Net increase (decrease) in net assets resulting from operations	21,393	4,123	19,449	71,824	137,695	33,901	129,810

CONTRACT TRANSACTIONS:
Contract owners’ net payments	-	-	-	-	5,768	-	11
Contract maintenance charges	(31)	(173)	-	(4,954)	(125,258)	(14)	(9,274)
Contract owners’ benefits	(2,307)	(721)	(10,421)	(31,730)	(649,763)	(12,334)	(68,406)
Net transfers (to) from the Company and/or Subaccounts	(4)	(1,806)	(13)	(28,149)	231,033	1	(11,862)

Increase (decrease) in net assets resulting from Contract transactions	(2,342)	(2,700)	(10,434)	(64,833)	(538,220)	(12,347)	(89,531)

Total increase (decrease) in net assets	19,051	1,423	9,015	6,991	(400,525)	21,554	40,279

NET ASSETS:
Beginning of period	81,574	17,179	62,917	283,954	5,647,707	109,456	421,871

End of period	$100,625	$18,602	$71,932	$290,945	$5,247,182	$131,010	$462,150

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Invesco V.I. Comstock Fund, Series I	Invesco V.I. Comstock Fund, Series II	Invesco V.I. Conservative Balanced Fund, Series II	Invesco V.I. Discovery Mid Cap Growth Fund, Series I	Invesco V.I. Discovery Mid Cap Growth Fund, Series II	Invesco V.I. Equity and Income Fund, Series II	Invesco V.I. EQV International Equity Fund, Series II

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$337	$1,597	$328	$(668)	$(3,947)	$2,250	$583
Net realized gain (loss) on investments	6,814	85,641	(20)	706	13,917	102,725	4,844
Change in net unrealized appreciation (depreciation) on investments	4,283	34,402	24	9,518	44,430	69,773	(7,792)

Net increase (decrease) in net assets resulting from operations	11,434	121,640	332	9,556	54,400	174,748	(2,365)

CONTRACT TRANSACTIONS:
Contract owners’ net payments	-	-	-	-	-	-	5
Contract maintenance charges	(12)	(15,398)	(57)	(11)	(4,835)	(31,759)	(2,762)
Contract owners’ benefits	-	(157,380)	-	(8,996)	(37,407)	(176,655)	(13,994)
Net transfers (to) from the Company and/or Subaccounts	41	(18,173)	(16,526)	-	(28,326)	95,856	(64,798)

Increase (decrease) in net assets resulting from Contract transactions	29	(190,951)	(16,583)	(9,007)	(70,568)	(112,558)	(81,549)

Total increase (decrease) in net assets	11,463	(69,311)	(16,251)	549	(16,168)	62,190	(83,914)

NET ASSETS:
Beginning of period	84,328	968,251	16,251	46,221	266,834	1,710,245	228,471

End of period	$95,791	$898,940	$-	$46,770	$250,666	$1,772,435	$144,557

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Invesco V.I. Global Fund, Series I	Invesco V.I. Global Fund, Series II	Invesco V.I. Global Real Estate Fund, Series II	Invesco V.I. Global Strategic Income Fund	Invesco V.I. Global Strategic Income Fund, Series II	Invesco V.I. Government Securities Fund, Series II	Invesco V.I. Growth and Income Fund, Series I

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(920)	$(27,992)	$3,083	$137	$36,010	$4,698	$20
Net realized gain (loss) on investments	6,084	182,370	(7,825)	(18)	(167,900)	(3,730)	1,847
Change in net unrealized appreciation (depreciation) on investments	3,820	120,097	(8,416)	19	168,815	1,120	1,811

Net increase (decrease) in net assets resulting from operations	8,984	274,475	(13,158)	138	36,925	2,088	3,678

CONTRACT TRANSACTIONS:
Contract owners’ net payments	-	623	-	-	234	91	-
Contract maintenance charges	(12)	(32,435)	(4,179)	(6)	(49,993)	(8,982)	(3)
Contract owners’ benefits	(11,642)	(259,679)	(18,992)	-	(324,964)	(92,771)	-
Net transfers (to) from the Company and/or Subaccounts	(1)	(229,231)	(55,737)	-	(233,711)	30,541	4

Increase (decrease) in net assets resulting from Contract transactions	(11,655)	(520,722)	(78,908)	(6)	(608,434)	(71,121)	1

Total increase (decrease) in net assets	(2,671)	(246,247)	(92,066)	132	(571,509)	(69,033)	3,679

NET ASSETS:
Beginning of period	64,794	2,086,549	269,030	8,040	3,496,082	581,732	25,612

End of period	$62,123	$1,840,302	$176,964	$8,172	$2,924,573	$512,699	$29,291

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Invesco V.I. Growth and Income Fund, Series II	Invesco V.I. Main Street Fund, Series I	Invesco V.I. Main Street Fund, Series II	Invesco V.I. Small Cap Equity Fund, Series II	Invesco V.I. U.S. Government Money Portfolio, Series I	Janus Henderson Overseas Fund, Class S	Lord Abbett Series Fund Bond Debenture Portfolio

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(10,196)	$(586)	$(12,056)	$(1,269)	$224,138	$723	$217,164
Net realized gain (loss) on investments	315,596	4,325	112,337	5,669	-	(8)	(19,223)
Change in net unrealized appreciation (depreciation) on investments	223,533	4,201	72,629	9,702	-	(4,250)	67,605

Net increase (decrease) in net assets resulting from operations	528,933	7,940	172,910	14,102	224,138	(3,535)	265,546

CONTRACT TRANSACTIONS:
Contract owners’ net payments	1,179	-	455	-	145	-	1,574
Contract maintenance charges	(72,329)	(30)	(12,883)	(1,704)	(150,986)	(31)	(90,009)
Contract owners’ benefits	(389,803)	(184)	(75,603)	(7,412)	(729,167)	(226)	(575,193)
Net transfers (to) from the Company and/or Subaccounts	(216,068)	-	(73,071)	11,186	681,756	94,084	1,120,424

Increase (decrease) in net assets resulting from Contract transactions	(677,021)	(214)	(161,102)	2,070	(198,252)	93,827	456,796

Total increase (decrease) in net assets	(148,088)	7,726	11,808	16,172	25,886	90,292	722,342

NET ASSETS:
Beginning of period	3,961,249	36,260	862,723	85,039	7,786,342	-	4,596,064

End of period	$3,813,161	$43,986	$874,531	$101,211	$7,812,228	$90,292	$5,318,406

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Lord Abbett Series Fund Fundamental Equity Portfolio	Lord Abbett Series Fund Growth and Income Portfolio	Lord Abbett Series Fund Growth Opportunities Portfolio	Lord Abbett Series Fund Inc. Dividend Growth Portfolio	Lord Abbett Series Fund Mid Cap Stock Portfolio	Lord Abbett Series Fund Short Duration Income Portfolio	MFS Emerging Markets Equity Portfolio, Service Class

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(13,737)	$(1,815)	$(9,813)	$(4,726)	$(1,365)	$3,439	$42
Net realized gain (loss) on investments	127,753	30,877	13,254	37,714	24,143	39	4
Change in net unrealized appreciation (depreciation) on investments	145,637	18,421	160,077	70,520	(2,041)	(2,049)	379

Net increase (decrease) in net assets resulting from operations	259,653	47,483	163,518	103,508	20,737	1,429	425

CONTRACT TRANSACTIONS:
Contract owners’ net payments	66	51	6	-	-	60,392	-
Contract maintenance charges	(33,005)	(3,331)	(12,702)	(7,673)	(2,222)	(256)	(9)
Contract owners’ benefits	(204,924)	(14,190)	(50,347)	(56,990)	(53,362)	(1,373)	-
Net transfers (to) from the Company and/or Subaccounts	(125,262)	(25,054)	32,982	(40,405)	(12,319)	3,240	(1)

Increase (decrease) in net assets resulting from Contract transactions	(363,125)	(42,524)	(30,061)	(105,068)	(67,903)	62,003	(10)

Total increase (decrease) in net assets	(103,472)	4,959	133,457	(1,560)	(47,166)	63,432	415

NET ASSETS:
Beginning of period	1,839,668	264,774	567,831	550,931	177,781	21,910	4,314

End of period	$1,736,196	$269,733	$701,288	$549,371	$130,615	$85,342	$4,729

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	MFS Growth Series, Initial Class	MFS Growth Series, Service Class	MFS International Intrinsic Value Portfolio, Service Class	MFS Investors Trust Series, Initial Class	MFS Investors Trust Series, Service Class	MFS Massachusetts Investors Growth Stock Portfolio, Service Class	MFS New Discovery Series, Initial Class

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(1,460)	$(10,567)	$(26)	$(548)	$(3,366)	$(1,328)	$(143)
Net realized gain (loss) on investments	9,187	313,049	738	5,989	49,155	11,353	35
Change in net unrealized appreciation (depreciation) on investments	18,248	(84,320)	166	6,721	8,466	2,881	615

Net increase (decrease) in net assets resulting from operations	25,975	218,162	878	12,162	54,255	12,906	507

CONTRACT TRANSACTIONS:
Contract owners’ net payments	-	-	455	-	-	923	-
Contract maintenance charges	(7)	(4,310)	(6)	-	(3,452)	(1,170)	(19)
Contract owners’ benefits	(4,555)	(609,627)	(987)	(3,943)	(41,959)	(8,524)	(282)
Net transfers (to) from the Company and/or Subaccounts	(931)	(41,158)	(99)	(1)	(23,058)	(2,773)	112

Increase (decrease) in net assets resulting from Contract transactions	(5,493)	(655,095)	(637)	(3,944)	(68,469)	(11,544)	(189)

Total increase (decrease) in net assets	20,482	(436,933)	241	8,218	(14,214)	1,362	318

NET ASSETS:
Beginning of period	89,354	759,687	15,001	69,359	338,519	95,677	9,791

End of period	$109,836	$322,754	$15,242	$77,577	$324,305	$97,039	$10,109

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	MFS New Discovery Series, Service Class	MFS Research Series, Initial Class	MFS Research Series, Service Class	MFS Total Return Bond Series, Service Class	MFS Total Return Series, Initial Class	MFS Total Return Series, Service Class	MFS Utilities Series, Initial Class

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(7,909)	$(327)	$(385)	$25,512	$630	$1,626	$50
Net realized gain (loss) on investments	4,786	2,429	4,204	(9,531)	3,008	10,224	161
Change in net unrealized appreciation (depreciation) on investments	27,963	4,178	4,009	(5,811)	(78)	(674)	313

Net increase (decrease) in net assets resulting from operations	24,840	6,280	7,828	10,170	3,560	11,176	524

CONTRACT TRANSACTIONS:
Contract owners’ net payments	-	-	-	-	-	34	-
Contract maintenance charges	(6,672)	-	(775)	(15,112)	(23)	(2,100)	(9)
Contract owners’ benefits	(25,803)	-	(3,602)	(127,961)	(1,674)	(6,035)	-
Net transfers (to) from the Company and/or Subaccounts	3,640	-	(3,043)	68,281	774	(336)	(1)

Increase (decrease) in net assets resulting from Contract transactions	(28,835)	-	(7,420)	(74,792)	(923)	(8,437)	(10)

Total increase (decrease) in net assets	(3,995)	6,280	408	(64,622)	2,637	2,739	514

NET ASSETS:
Beginning of period	513,381	36,507	47,907	982,308	57,728	188,801	5,182

End of period	$509,386	$42,787	$48,315	$917,686	$60,365	$191,540	$5,696

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	MFS Utilities Series, Service Class	MFS Value Series, Service Class	Morgan Stanley VIF Global Real Estate Portfolio, Class II	PIMCO All Asset Portfolio	PIMCO Global Diversified Allocation Portfolio	PIMCO Long-Term U.S. Government Portfolio, Advisor Class	PIMCO Low Duration Portfolio, Advisor Class

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$1,552	$(46)	$1,915	$7,451	$31,923	$7,297	$31,977
Net realized gain (loss) on investments	8,461	41,699	(11,677)	938	34,852	(119,827)	(5,575)
Change in net unrealized appreciation (depreciation) on investments	10,983	(5,611)	27,146	(4,654)	12,296	55,066	10,777

Net increase (decrease) in net assets resulting from operations	20,996	36,042	17,384	3,735	79,071	(57,464)	37,179

CONTRACT TRANSACTIONS:
Contract owners’ net payments	61	-	-	-	-	1,154	548
Contract maintenance charges	(2,306)	(5,038)	(3,052)	(3,817)	(18,456)	(13,982)	(20,326)
Contract owners’ benefits	(7,095)	(37,927)	(13,046)	(15,840)	(242,734)	(60,314)	(104,721)
Net transfers (to) from the Company and/or Subaccounts	(4,859)	(15,259)	(251,273)	(69,137)	22,273	(163,664)	66,895

Increase (decrease) in net assets resulting from Contract transactions	(14,199)	(58,224)	(267,371)	(88,794)	(238,917)	(236,806)	(57,604)

Total increase (decrease) in net assets	6,797	(22,182)	(249,987)	(85,059)	(159,846)	(294,270)	(20,425)

NET ASSETS:
Beginning of period	194,025	382,067	249,987	177,888	970,227	899,713	1,270,797

End of period	$200,822	$359,885	$-	$92,829	$810,381	$605,443	$1,250,372

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	PIMCO Real Return Portfolio, Advisor Class	PIMCO Short-Term Portfolio, Advisor Class	PIMCO Total Return Portfolio, Advisor Class	Protective Life Dynamic Allocation Series Conservative Portfolio	Protective Life Dynamic Allocation Series Growth Portfolio	Protective Life Dynamic Allocation Series Moderate Portfolio	Royce Capital Fund Micro Cap Portfolio, Service Class

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$34,699	$64,885	$190,469	$15,113	$461	$3,556	$(9,281)
Net realized gain (loss) on investments	(51,139)	141	(366,884)	18,541	11,793	5,857	65,926
Change in net unrealized appreciation (depreciation) on investments	36,133	15,108	244,343	88,108	14,288	39,861	6,739

Net increase (decrease) in net assets resulting from operations	19,693	80,134	67,928	121,762	26,542	49,274	63,384

CONTRACT TRANSACTIONS:
Contract owners’ net payments	1,568	557	62,982	-	536	445	-
Contract maintenance charges	(63,195)	(28,282)	(136,790)	(21,706)	(5,579)	(13,000)	(8,885)
Contract owners’ benefits	(315,378)	(166,359)	(877,925)	(46,604)	(7,914)	(26,110)	(205,667)
Net transfers (to) from the Company and/or Subaccounts	119,227	842,930	(542,042)	79,112	(11,360)	(1,457)	(16,847)

Increase (decrease) in net assets resulting from Contract transactions	(257,778)	648,846	(1,493,775)	10,802	(24,317)	(40,122)	(231,399)

Total increase (decrease) in net assets	(238,085)	728,980	(1,425,847)	132,564	2,225	9,152	(168,015)

NET ASSETS:
Beginning of period	3,293,429	1,269,476	8,681,946	2,096,553	224,337	654,919	758,076

End of period	$3,055,344	$1,998,456	$7,256,099	$2,229,117	$226,562	$664,071	$590,061

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Royce Capital Fund Small Cap Portfolio, Service Class	T. Rowe Price Blue Chip Growth Portfolio, Class II	T. Rowe Price Health Sciences Portfolio, Class II	Templeton Developing Markets VIP Fund, Class 2	Templeton Foreign VIP Fund, Class 2	Templeton Global Bond VIP Fund, Class 2	Templeton Growth VIP Fund, Class 2

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(7,483)	$(2,448)	$(3,618)	$13,720	$9,917	$(57,853)	$(965)
Net realized gain (loss) on investments	61,948	23,714	27,080	17,738	(6,189)	(134,507)	6,625
Change in net unrealized appreciation (depreciation) on investments	(27,905)	60,989	(22,505)	3,176	(28,783)	(335,157)	3,027

Net increase (decrease) in net assets resulting from operations	26,560	82,255	957	34,634	(25,055)	(527,517)	8,687

CONTRACT TRANSACTIONS:
Contract owners’ net payments	57	-	-	24,865	-	259	-
Contract maintenance charges	(27,798)	(1,975)	(3,376)	(6,253)	(23,131)	(81,443)	(4,045)
Contract owners’ benefits	(274,083)	(8,477)	(6,423)	(232,409)	(272,270)	(513,360)	(28,164)
Net transfers (to) from the Company and/or Subaccounts	(144,298)	12,820	12,733	130,465	(667,701)	373,427	(53,088)

Increase (decrease) in net assets resulting from Contract transactions	(446,122)	2,368	2,934	(83,332)	(963,102)	(221,117)	(85,297)

Total increase (decrease) in net assets	(419,562)	84,623	3,891	(48,698)	(988,157)	(748,634)	(76,610)

NET ASSETS:
Beginning of period	1,742,414	234,184	263,344	381,221	1,931,447	4,380,035	198,667

End of period	$1,322,852	$318,807	$267,235	$332,523	$943,290	$3,631,401	$122,057

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Vanguard VIF Balanced Portfolio	Vanguard VIF Capital Growth Portfolio	Vanguard VIF Conservative Allocation Portfolio	Vanguard VIF Equity Index Portfolio	Vanguard VIF Global Bond Index Portfolio	Vanguard VIF Growth Portfolio	Vanguard VIF International Portfolio

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(19)	$273	$989	$982	$916	$(14)	$241
Net realized gain (loss) on investments	(12)	1,546	948	4,032	39	1,203	868
Change in net unrealized appreciation (depreciation) on investments	(2,143)	1,516	875	17,605	(329)	19,248	1,078

Net increase (decrease) in net assets resulting from operations	(2,174)	3,335	2,812	22,619	626	20,437	2,187

CONTRACT TRANSACTIONS:
Contract owners’ net payments	113,514	-	-	120,336	-	-	-
Contract maintenance charges	-	-	-	(119)	(3)	(73)	(49)
Contract owners’ benefits	(525)	(349)	-	(614)	-	(124)	-
Net transfers (to) from the Company and/or Subaccounts	(226)	(6,606)	2	(2,182)	413	(3,418)	(195)

Increase (decrease) in net assets resulting from Contract transactions	112,763	(6,955)	2	117,421	410	(3,615)	(244)

Total increase (decrease) in net assets	110,589	(3,620)	2,814	140,040	1,036	16,822	1,943

NET ASSETS:
Beginning of period	-	29,316	39,259	93,360	35,626	64,804	25,279

End of period	$110,589	$25,696	$42,073	$233,400	$36,662	$81,626	$27,222

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Vanguard VIF Mid-Cap Index Portfolio	Vanguard VIF Moderate Allocation Portfolio	Vanguard VIF Real Estate Index Portfolio	Vanguard VIF Short-Term Investment-Grade Portfolio	Vanguard VIF Total Bond Market Index Portfolio	Vanguard VIF Total International Stock Market Index Portfolio	Vanguard VIF Total Stock Market Index Portfolio

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$948	$14,582	$712	$10,567	$9,717	$2,426	$1,687
Net realized gain (loss) on investments	1,220	14,934	739	25	34	436	12,316
Change in net unrealized appreciation (depreciation) on investments	9,247	38,634	(318)	3,803	(6,063)	1,180	23,551

Net increase (decrease) in net assets resulting from operations	11,415	68,150	1,133	14,395	3,688	4,042	37,554

CONTRACT TRANSACTIONS:
Contract owners’ net payments	-	-	-	-	-	-	-
Contract maintenance charges	(62)	-	(27)	(541)	(672)	(145)	(362)
Contract owners’ benefits	(339)	(23,743)	-	-	-	(217)	-
Net transfers (to) from the Company and/or Subaccounts	(4,550)	-	(245)	682	648	(1,764)	(1)

Increase (decrease) in net assets resulting from Contract transactions	(4,951)	(23,743)	(272)	141	(24)	(2,126)	(363)

Total increase (decrease) in net assets	6,464	44,407	861	14,536	3,664	1,916	37,191

NET ASSETS:
Beginning of period	81,310	690,051	25,093	314,226	391,677	86,328	161,038

End of period	$87,774	$734,458	$25,954	$328,762	$395,341	$88,244	$198,229

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2024

SUBACCOUNTS
Western Asset Core Plus VIT Portfolio, Class II

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$19,963
Net realized gain (loss) on investments	67
Change in net unrealized appreciation (depreciation) on investments	(25,795)

Net increase (decrease) in net assets resulting from operations	(5,765)

CONTRACT TRANSACTIONS:
Contract owners’ net payments	-
Contract maintenance charges	(2,929)
Contract owners’ benefits	(3,488)
Net transfers (to) from the Company and/or Subaccounts	24,608

Increase (decrease) in net assets resulting from Contract transactions	18,191

Total increase (decrease) in net assets	12,426

NET ASSETS:
Beginning of period	271,846

End of period	$284,272

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	AB VPS Discovery Value Portfolio, Class B	AB VPS Large Cap Growth Portfolio, Class B	AB VPS Small Cap Growth Portfolio, Class B	American Funds IS Asset Allocation Fund, Class 4	American Funds IS Capital Income Builder, Class 4	American Funds IS Capital World Growth and Income Fund, Class 4	American Funds IS Global Growth Fund, Class 4

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$1,012	$(2,156)	$(219)	$5,864	$1,863	$208	$(1,570)
Net realized gain (loss) on investments	(38,228)	13,789	53	30,759	312	141	16,621
Change in net unrealized appreciation (depreciation) on investments	43,588	35,440	11,879	57,448	7,545	7,986	36,310

Net increase (decrease) in net assets resulting from operations	6,372	47,073	11,713	94,071	9,720	8,335	51,361

CONTRACT TRANSACTIONS:
Contract owners’ net payments	-	4,254	-	4,257	-	-	7,313
Contract maintenance charges	(276)	(2,356)	(159)	(10,784)	(1,894)	-	(2,346)
Contract owners’ benefits	(1,233)	(5,318)	(3,581)	(24,362)	(7,090)	-	(102,904)
Net transfers (to) from the Company and/or Subaccounts	(165,306)	(2,788)	15,536	61,361	1,625	(1,053)	400

Increase (decrease) in net assets resulting from Contract transactions	(166,815)	(6,208)	11,796	30,472	(7,359)	(1,053)	(97,537)

Total increase (decrease) in net assets	(160,443)	40,865	23,509	124,543	2,361	7,282	(46,176)

NET ASSETS:
Beginning of period	160,443	138,283	63,817	719,333	137,039	44,392	290,220

End of period	$-	$179,148	$87,326	$843,876	$139,400	$51,674	$244,044

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	American Funds IS Global Small Capitalization Fund, Class 4	American Funds IS Growth Fund, Class 4	American Funds IS Growth-Income Fund, Class 4	American Funds IS International Fund, Class 4	American Funds IS New World Fund, Class 4	American Funds IS The Bond Fund of America, Class 4	American Funds IS U.S. Government Securities Fund, Class 4

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(135)	$(2,169)	$4	$(122)	$1,926	$2,186	$2,373
Net realized gain (loss) on investments	232	14,871	1,775	1,146	(128)	(1,418)	(25)
Change in net unrealized appreciation (depreciation) on investments	1,488	48,493	5,405	2,974	32,753	2,123	(902)

Net increase (decrease) in net assets resulting from operations	1,585	61,195	7,184	3,998	34,551	2,891	1,446

CONTRACT TRANSACTIONS:
Contract owners’ net payments	-	1,007	-	3,224	-	1,004	-
Contract maintenance charges	(24)	(2,564)	(466)	(71)	(546)	(1,477)	(1,404)
Contract owners’ benefits	-	(19,098)	(794)	(19,390)	(28,924)	(54,862)	(5,555)
Net transfers (to) from the Company and/or Subaccounts	283	(20,956)	15,337	63	(4,335)	48,642	19,048

Increase (decrease) in net assets resulting from Contract transactions	259	(41,611)	14,077	(16,174)	(33,805)	(6,693)	12,089

Total increase (decrease) in net assets	1,844	19,584	21,261	(12,176)	746	(3,802)	13,535

NET ASSETS:
Beginning of period	10,208	181,786	19,673	34,378	238,661	116,014	97,607

End of period	$12,052	$201,370	$40,934	$22,202	$239,407	$112,212	$111,142

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	American Funds IS Washington Mutual Investors Fund, Class 4	BlackRock 60/40 Target Allocation ETF V.I. Fund, Class III	BlackRock Global Allocation V.I. Fund, Class III	ClearBridge Variable Large Cap Growth Portfolio, Class II	ClearBridge Variable Mid Cap Portfolio, Class II	ClearBridge Variable Small Cap Growth Portfolio, Class II	Columbia VP Balanced Fund, Class 2

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$1,350	$1,758	$430	$(79)	$(6,574)	$(3,106)	$(4,292)
Net realized gain (loss) on investments	3,757	105	299	1,126	(73,623)	(39,715)	871
Change in net unrealized appreciation (depreciation) on investments	39,516	29,277	3,470	1,241	48,488	10,500	62,905

Net increase (decrease) in net assets resulting from operations	44,623	31,140	4,199	2,288	(31,709)	(32,321)	59,484

CONTRACT TRANSACTIONS:
Contract owners’ net payments	25,065	25,065	2,014	3,240	-	3,911	79,435
Contract maintenance charges	(3,102)	(3,335)	(530)	(44)	(7,860)	(4,022)	(4,767)
Contract owners’ benefits	(19,693)	(5,260)	(702)	-	(56,427)	(15,233)	(10,406)
Net transfers (to) from the Company and/or Subaccounts	13,186	16,610	(5,777)	(7,270)	678,300	177,816	3,607

Increase (decrease) in net assets resulting from Contract transactions	15,456	33,080	(4,995)	(4,074)	614,013	162,472	67,869

Total increase (decrease) in net assets	60,079	64,220	(796)	(1,786)	582,304	130,151	127,353

NET ASSETS:
Beginning of period	275,034	207,427	40,048	5,634	207,042	122,282	275,737

End of period	$335,113	$271,647	$39,252	$3,848	$789,346	$252,433	$403,090

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	Columbia VP Intermediate Bond Fund, Class 2	Columbia VP Limited Duration Credit Fund, Class 2	Columbia VP Strategic Income Fund, Class 2	Dimensional VA Global Bond Portfolio	Dimensional VA International Small Portfolio	Dimensional VA International Value Portfolio	Dimensional VA Short-Term Fixed Portfolio

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$2,060	$257	$171	$1,269	$2,556	$8,918	$2,885
Net realized gain (loss) on investments	(621)	16	3	4	(4)	10,988	13
Change in net unrealized appreciation (depreciation) on investments	8,686	478	390	317	4,625	19,823	804

Net increase (decrease) in net assets resulting from operations	10,125	751	564	1,590	7,177	39,729	3,702

CONTRACT TRANSACTIONS:
Contract owners’ net payments	2,010	-	1,003	-	-	-	-
Contract maintenance charges	(3,548)	(182)	(82)	(71)	(64)	(491)	(82)
Contract owners’ benefits	(11,459)	(755)	-	-	(166)	(9,310)	-
Net transfers (to) from the Company and/or Subaccounts	(3,746)	132	101	-	69,422	(75,589)	190

Increase (decrease) in net assets resulting from Contract transactions	(16,743)	(805)	1,022	(71)	69,192	(85,390)	108

Total increase (decrease) in net assets	(6,618)	(54)	1,586	1,519	76,369	(45,661)	3,810

NET ASSETS:
Beginning of period	232,329	14,734	6,491	33,581	13,059	251,362	79,008

End of period	$225,711	$14,680	$8,077	$35,100	$89,428	$205,701	$82,818

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	Dimensional VA US Large Value Portfolio	Dimensional VA US Targeted Value Portfolio	Fidelity VIP Asset Manager Portfolio, Service Class 2	Fidelity VIP Balanced Portfolio, Service Class 2	Fidelity VIP Contrafund Portfolio, Service Class 2	Fidelity VIP Equity-Income Portfolio, Service Class 2	Fidelity VIP FundsManager 20% Portfolio, Service Class 2

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$6,259	$7,264	$25	$1,953	$(56,190)	$(91)	$32
Net realized gain (loss) on investments	4,532	36,530	34	20,701	461,401	40,765	39
Change in net unrealized appreciation (depreciation) on investments	21,329	50,794	246	84,333	776,994	(38,181)	521

Net increase (decrease) in net assets resulting from operations	32,120	94,588	305	106,987	1,182,205	2,493	592

CONTRACT TRANSACTIONS:
Contract owners’ net payments	-	-	-	121,546	7,433	-	-
Contract maintenance charges	(380)	(654)	(45)	(7,825)	(68,308)	-	(132)
Contract owners’ benefits	(5,868)	(6,573)	-	(13,496)	(647,387)	(92,741)	(209)
Net transfers (to) from the Company and/or Subaccounts	(5,924)	472,402	6	12,311	1,757,507	1	(11,588)

Increase (decrease) in net assets resulting from Contract transactions	(12,172)	465,175	(39)	112,536	1,049,245	(92,740)	(11,929)

Total increase (decrease) in net assets	19,948	559,763	266	219,523	2,231,450	(90,247)	(11,337)

NET ASSETS:
Beginning of period	312,320	9,777	2,745	486,889	2,836,132	90,250	15,419

End of period	$332,268	$569,540	$3,011	$706,412	$5,067,582	$3	$4,082

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	Fidelity VIP FundsManager 85% Portfolio, Service Class 2	Fidelity VIP Health Care Portfolio, Service Class 2	Fidelity VIP Index 500 Portfolio, Service Class 2	Fidelity VIP Investment Grade Bond Portfolio, Service Class 2	Fidelity VIP Mid Cap Portfolio, Service Class 2	Franklin DynaTech VIP Fund	Franklin Income VIP Fund, Class 2

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(71)	$(722)	$(18,019)	$41,614	$(25,683)	$(4,949)	$118,291
Net realized gain (loss) on investments	932	34	423,242	(60,084)	(30,820)	(75,490)	(132,034)
Change in net unrealized appreciation (depreciation) on investments	295	1,639	840,768	204,539	251,731	192,879	22,302

Net increase (decrease) in net assets resulting from operations	1,156	951	1,245,991	186,069	195,228	112,440	8,559

CONTRACT TRANSACTIONS:
Contract owners’ net payments	-	44,339	25,068	113,492	977	3,482	323
Contract maintenance charges	(82)	(658)	(106,302)	(68,826)	(36,371)	(5,672)	(51,427)
Contract owners’ benefits	-	-	(961,963)	(554,294)	(265,093)	(21,431)	(262,293)
Net transfers (to) from the Company and/or Subaccounts	(12,524)	4,957	2,486,818	220,710	1,099,791	440,877	2,148,781

Increase (decrease) in net assets resulting from Contract transactions	(12,606)	48,638	1,443,621	(288,918)	799,304	417,256	1,835,384

Total increase (decrease) in net assets	(11,450)	49,589	2,689,612	(102,849)	994,532	529,696	1,843,943

NET ASSETS:
Beginning of period	11,450	17,219	4,388,487	4,302,423	1,953,175	121,140	1,087,046

End of period	$-	$66,808	$7,078,099	$4,199,574	$2,947,707	$650,836	$2,930,989

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	Franklin Mutual Shares VIP Fund, Class 2	Franklin Rising Dividends VIP Fund, Class 2	Franklin Small Cap Value VIP Fund, Class 2	Franklin Small-Mid Cap Growth VIP Fund, Class 2	Franklin U.S. Government Securities VIP Fund, Class 2	Goldman Sachs VIT Core Fixed Income Fund, Service Shares	Goldman Sachs VIT International Equity Insights Fund, Institutional Shares

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$17,274	$(13,656)	$(4,535)	$(13,155)	$34,054	$5,569	$34
Net realized gain (loss) on investments	(19,729)	265,624	(19,927)	(38,736)	(113,891)	(1,257)	12
Change in net unrealized appreciation (depreciation) on investments	98,633	4,159	31,699	179,626	161,408	12,235	358

Net increase (decrease) in net assets resulting from operations	96,178	256,127	7,237	127,735	81,571	16,547	404

CONTRACT TRANSACTIONS:
Contract owners’ net payments	2,107	2,815	-	5	2,528	4,240	-
Contract maintenance charges	(44,413)	(63,084)	(7,714)	(14,242)	(47,266)	(4,184)	(6)
Contract owners’ benefits	(518,366)	(640,355)	(28,469)	(111,100)	(447,232)	(59,002)	(90)
Net transfers (to) from the Company and/or Subaccounts	1,567,228	120,562	187,559	400,298	61,219	18,558	(2)

Increase (decrease) in net assets resulting from Contract transactions	1,006,556	(580,062)	151,376	274,961	(430,751)	(40,388)	(98)

Total increase (decrease) in net assets	1,102,734	(323,935)	158,613	402,696	(349,180)	(23,841)	306

NET ASSETS:
Beginning of period	1,739,979	4,154,686	398,316	552,533	2,980,922	383,995	2,403

End of period	$2,842,713	$3,830,751	$556,929	$955,229	$2,631,742	$360,154	$2,709

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	Goldman Sachs VIT International Equity Insights Fund, Service Shares	Goldman Sachs VIT Large Cap Value Fund, Service Shares	Goldman Sachs VIT Mid Cap Growth Fund, Service Shares	Goldman Sachs VIT Mid Cap Value Fund, Service Shares	Goldman Sachs VIT Small Cap Equity Insights Fund, Institutional Shares	Goldman Sachs VIT Small Cap Equity Insights Fund, Service Shares	Goldman Sachs VIT Strategic Growth Fund, Institutional Shares

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$1,384	$(208)	$(4,212)	$(11,879)	$(62)	$82	$(832)
Net realized gain (loss) on investments	10,038	22,067	(18,096)	(95,590)	1	(172)	2,908
Change in net unrealized appreciation (depreciation) on investments	39,005	43,153	35,843	132,243	2,868	3,302	17,524

Net increase (decrease) in net assets resulting from operations	50,427	65,012	13,535	24,774	2,807	3,212	19,600

CONTRACT TRANSACTIONS:
Contract owners’ net payments	16	19	-	-	-	-	-
Contract maintenance charges	(6,895)	(7,915)	(5,270)	(20,959)	-	-	(54)
Contract owners’ benefits	(99,060)	(185,256)	(35,752)	(155,996)	-	(1,388)	(3,217)
Net transfers (to) from the Company and/or Subaccounts	164,210	39,430	209,965	546,793	(1)	(4,370)	(10)

Increase (decrease) in net assets resulting from Contract transactions	58,271	(153,722)	168,943	369,838	(1)	(5,758)	(3,281)

Total increase (decrease) in net assets	108,698	(88,710)	182,478	394,612	2,806	(2,546)	16,319

NET ASSETS:
Beginning of period	307,031	734,900	119,143	1,228,807	15,936	21,705	50,476

End of period	$415,729	$646,190	$301,621	$1,623,419	$18,742	$19,159	$66,795

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	Goldman Sachs VIT Strategic Growth Fund, Service Shares	Goldman Sachs VIT Trend Driven Allocation, Service Shares	Goldman Sachs VIT U.S. Equity Insights Fund, Institutional Shares	Goldman Sachs VIT U.S. Equity Insights Fund, Service Shares	Invesco V.I. American Franchise Fund, Series I	Invesco V.I. American Value Fund, Series II	Invesco V.I. Balanced-Risk Allocation Fund Class, Series II

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(32,393)	$844	$(527)	$(172)	$(850)	$(2,963)	$(80,614)
Net realized gain (loss) on investments	134,854	(196)	(295)	(160)	3,463	25,997	(258,728)
Change in net unrealized appreciation (depreciation) on investments	614,720	33,230	15,795	3,578	17,398	(5,534)	620,514

Net increase (decrease) in net assets resulting from operations	717,181	33,878	14,973	3,246	20,011	17,500	281,172

CONTRACT TRANSACTIONS:
Contract owners’ net payments	25,676	-	-	-	-	-	858
Contract maintenance charges	(39,684)	(5,687)	(31)	(177)	(8)	(4,127)	(125,298)
Contract owners’ benefits	(266,316)	(18,849)	(2,451)	(654)	(11,856)	(78,236)	(783,191)
Net transfers (to) from the Company and/or Subaccounts	1,720,506	24,859	(7)	(808)	(6)	60,627	187,000

Increase (decrease) in net assets resulting from Contract transactions	1,440,182	323	(2,489)	(1,639)	(11,870)	(21,736)	(720,631)

Total increase (decrease) in net assets	2,157,363	34,201	12,484	1,607	8,141	(4,236)	(439,459)

NET ASSETS:
Beginning of period	921,971	238,989	69,090	15,572	54,776	288,190	6,087,166

End of period	$3,079,334	$273,190	$81,574	$17,179	$62,917	$283,954	$5,647,707

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	Invesco V.I. Capital Appreciation Fund, Series I	Invesco V.I. Capital Appreciation Fund, Series II	Invesco V.I. Comstock Fund, Series I	Invesco V.I. Comstock Fund, Series II	Invesco V.I. Conservative Balanced Fund, Series II	Invesco V.I. Discovery Mid Cap Growth Fund, Series I	Invesco V.I. Discovery Mid Cap Growth Fund, Series II

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(1,432)	$(4,201)	$358	$(2,834)	$83	$(693)	$(2,779)
Net realized gain (loss) on investments	2,124	11,434	9,083	44,022	13	604	(5,905)
Change in net unrealized appreciation (depreciation) on investments	29,019	80,096	(1,216)	5,910	1,389	5,556	21,261

Net increase (decrease) in net assets resulting from operations	29,711	87,329	8,225	47,098	1,485	5,467	12,577

CONTRACT TRANSACTIONS:
Contract owners’ net payments	-	10	-	-	2,011	-	-
Contract maintenance charges	(12)	(5,980)	(21)	(12,621)	(164)	(11)	(3,358)
Contract owners’ benefits	(13,337)	(74,334)	(745)	(50,728)	-	(11,401)	(15,803)
Net transfers (to) from the Company and/or Subaccounts	(18)	322,947	(105)	25,893	60	(4)	149,745

Increase (decrease) in net assets resulting from Contract transactions	(13,367)	242,643	(871)	(37,456)	1,907	(11,416)	130,584

Total increase (decrease) in net assets	16,344	329,972	7,354	9,642	3,392	(5,949)	143,161

NET ASSETS:
Beginning of period	93,112	91,899	76,974	958,609	12,859	52,170	123,673

End of period	$109,456	$421,871	$84,328	$968,251	$16,251	$46,221	$266,834

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	Invesco V.I. Equity and Income Fund, Series II	Invesco V.I. EQV International Equity Fund, Series II	Invesco V.I. Global Fund, Series I	Invesco V.I. Global Fund, Series II	Invesco V.I. Global Real Estate Fund, Series II	Invesco V.I. Global Strategic Income Fund	Invesco V.I. Global Strategic Income Fund, Series II

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(4,130)	$(2,862)	$(765)	$(25,459)	$(450)	$(108)	$(53,280)
Net realized gain (loss) on investments	6,324	(5,285)	10,125	223,336	(10,877)	(63)	(234,820)
Change in net unrealized appreciation (depreciation) on investments	55,365	27,066	9,200	208,086	10,221	727	535,330

Net increase (decrease) in net assets resulting from operations	57,559	18,919	18,560	405,963	(1,106)	556	247,230

CONTRACT TRANSACTIONS:
Contract owners’ net payments	51,865	5	-	4,803	-	-	4,043
Contract maintenance charges	(26,451)	(2,719)	(11)	(30,132)	(744)	(7)	(60,273)
Contract owners’ benefits	(144,795)	(55,062)	(14,607)	(348,681)	(14,123)	(141)	(470,407)
Net transfers (to) from the Company and/or Subaccounts	668,850	148,157	(8)	1,164,391	256,189	(1)	(179,251)

Increase (decrease) in net assets resulting from Contract transactions	549,469	90,381	(14,626)	790,381	241,322	(149)	(705,888)

Total increase (decrease) in net assets	607,028	109,300	3,934	1,196,344	240,216	407	(458,658)

NET ASSETS:
Beginning of period	1,103,217	119,171	60,860	890,205	28,814	7,633	3,954,740

End of period	$1,710,245	$228,471	$64,794	$2,086,549	$269,030	$8,040	$3,496,082

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	Invesco V.I. Government Securities Fund, Series II	Invesco V.I. Growth and Income Fund, Series I	Invesco V.I. Growth and Income Fund, Series II	Invesco V.I. Main Street Fund, Series I	Invesco V.I. Main Street Fund, Series II	Invesco V.I. Small Cap Equity Fund, Series II	Invesco V.I. U.S. Government Money Portfolio, Series I

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$2,638	$55	$(21,792)	$(180)	$(6,905)	$(470)	$458,528
Net realized gain (loss) on investments	(3,037)	3,096	18,591	2,393	37,705	(6,256)	-
Change in net unrealized appreciation (depreciation) on investments	18,225	(593)	78,679	4,229	95,467	10,852	-

Net increase (decrease) in net assets resulting from operations	17,826	2,558	75,478	6,442	126,267	4,126	458,528

CONTRACT TRANSACTIONS:
Contract owners’ net payments	83	-	664	-	4,154	-	19,722
Contract maintenance charges	(9,526)	(17)	(58,915)	(31)	(11,789)	(306)	(304,943)
Contract owners’ benefits	(76,501)	-	(455,686)	(148)	(205,150)	(26,767)	(2,237,400)
Net transfers (to) from the Company and/or Subaccounts	30,907	(12)	1,447,492	(3)	380,145	75,134	(21,927,021)

Increase (decrease) in net assets resulting from Contract transactions	(55,037)	(29)	933,555	(182)	167,360	48,061	(24,449,642)

Total increase (decrease) in net assets	(37,211)	2,529	1,009,033	6,260	293,627	52,187	(23,991,114)

NET ASSETS:
Beginning of period	618,943	23,083	2,952,216	30,000	569,096	32,852	31,777,456

End of period	$581,732	$25,612	$3,961,249	$36,260	$862,723	$85,039	$7,786,342

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	Lord Abbett Series Fund Bond Debenture Portfolio	Lord Abbett Series Fund Fundamental Equity Portfolio	Lord Abbett Series Fund Growth and Income Portfolio	Lord Abbett Series Fund Growth Opportunities Portfolio	Lord Abbett Series Fund Inc. Dividend Growth Portfolio	Lord Abbett Series Fund Mid Cap Stock Portfolio	Lord Abbett Series Fund Short Duration Income Portfolio

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$163,552	$(12,477)	$(1,439)	$(4,865)	$(2,924)	$(1,442)	$721
Net realized gain (loss) on investments	(123,013)	(27,757)	11,858	(26,695)	20,165	3,968	7
Change in net unrealized appreciation (depreciation) on investments	185,653	122,535	17,609	29,016	42,711	13,467	34

Net increase (decrease) in net assets resulting from operations	226,192	82,301	28,028	(2,544)	59,952	15,993	762

CONTRACT TRANSACTIONS:
Contract owners’ net payments	9,740	2,570	49	5	-	-	2,120
Contract maintenance charges	(83,799)	(28,795)	(3,393)	(6,207)	(7,400)	(2,095)	(250)
Contract owners’ benefits	(791,847)	(258,315)	(33,592)	(22,794)	(72,948)	(33,033)	(970)
Net transfers (to) from the Company and/or Subaccounts	266,601	1,147,357	(390)	417,291	119,722	38,147	1,105

Increase (decrease) in net assets resulting from Contract transactions	(599,305)	862,817	(37,326)	388,295	39,374	3,019	2,005

Total increase (decrease) in net assets	(373,113)	945,118	(9,298)	385,751	99,326	19,012	2,767

NET ASSETS:
Beginning of period	4,969,177	894,550	274,072	182,080	451,605	158,769	19,143

End of period	$4,596,064	$1,839,668	$264,774	$567,831	$550,931	$177,781	$21,910

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	MFS Emerging Markets Equity Portfolio, Service Class	MFS Growth Series, Initial Class	MFS Growth Series, Service Class	MFS International Intrinsic Value Portfolio, Service Class	MFS Investors Trust Series, Initial Class	MFS Investors Trust Series, Service Class	MFS Massachusetts Investors Growth Stock Portfolio, Service Class

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(4)	$(1,127)	$(9,651)	$(121)	$(444)	$(3,232)	$(1,412)
Net realized gain (loss) on investments	2	6,403	79,154	1,183	3,687	25,143	6,661
Change in net unrealized appreciation (depreciation) on investments	370	18,048	138,707	1,065	7,240	30,568	14,351

Net increase (decrease) in net assets resulting from operations	368	23,324	208,210	2,127	10,483	52,479	19,600

CONTRACT TRANSACTIONS:
Contract owners’ net payments	-	-	1,715	421	-	-	853
Contract maintenance charges	(11)	(8)	(4,714)	(6)	-	(3,661)	(1,214)
Contract owners’ benefits	-	(3,845)	(61,778)	(621)	(3,690)	(46,588)	(23,940)
Net transfers (to) from the Company and/or Subaccounts	(1)	(503)	(29,634)	(740)	(4)	(6,369)	(6,882)

Increase (decrease) in net assets resulting from Contract transactions	(12)	(4,356)	(94,411)	(946)	(3,694)	(56,618)	(31,183)

Total increase (decrease) in net assets	356	18,968	113,799	1,181	6,789	(4,139)	(11,583)

NET ASSETS:
Beginning of period	3,958	70,386	645,888	13,820	62,570	342,658	107,260

End of period	$4,314	$89,354	$759,687	$15,001	$69,359	$338,519	$95,677

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	MFS New Discovery Series, Initial Class	MFS New Discovery Series, Service Class	MFS Research Series, Initial Class	MFS Research Series, Service Class	MFS Total Return Bond Series, Service Class	MFS Total Return Series, Initial Class	MFS Total Return Series, Service Class

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(132)	$(7,758)	$(291)	$(431)	$15,382	$340	$680
Net realized gain (loss) on investments	(7)	454	1,804	2,691	(28,805)	2,356	8,026
Change in net unrealized appreciation (depreciation) on investments	1,256	69,016	4,754	6,552	68,866	2,061	6,440

Net increase (decrease) in net assets resulting from operations	1,117	61,712	6,267	8,812	55,443	4,757	15,146

CONTRACT TRANSACTIONS:
Contract owners’ net payments	-	-	-	-	3,566	-	32
Contract maintenance charges	(21)	(6,950)	-	(782)	(17,286)	(23)	(1,988)
Contract owners’ benefits	(263)	(69,971)	-	(3,616)	(195,860)	(1,806)	(5,750)
Net transfers (to) from the Company and/or Subaccounts	55	5,266	(3)	(3,537)	28,963	549	2,972

Increase (decrease) in net assets resulting from Contract transactions	(229)	(71,655)	(3)	(7,935)	(180,617)	(1,280)	(4,734)

Total increase (decrease) in net assets	888	(9,943)	6,264	877	(125,174)	3,477	10,412

NET ASSETS:
Beginning of period	8,903	523,324	30,243	47,030	1,107,482	54,251	178,389

End of period	$9,791	$513,381	$36,507	$47,907	$982,308	$57,728	$188,801

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	MFS Utilities Series, Initial Class	MFS Utilities Series, Service Class	MFS Value Series, Service Class	Morgan Stanley VIF Global Real Estate Portfolio, Class II	PIMCO All Asset Portfolio	PIMCO Global Diversified Allocation Portfolio	PIMCO Long-Term U.S. Government Portfolio, Advisor Class

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$112	$3,848	$55	$1,296	$1,808	$17,831	$7,212
Net realized gain (loss) on investments	281	11,290	37,041	(4,481)	(11,447)	3,215	(94,007)
Change in net unrealized appreciation (depreciation) on investments	(580)	(21,657)	(14,986)	22,135	6,299	86,388	102,967

Net increase (decrease) in net assets resulting from operations	(187)	(6,519)	22,110	18,950	(3,340)	107,434	16,172

CONTRACT TRANSACTIONS:
Contract owners’ net payments	-	60	1,715	-	-	-	10,843
Contract maintenance charges	(9)	(2,286)	(5,272)	(3,318)	(2,764)	(16,696)	(17,959)
Contract owners’ benefits	-	(6,732)	(41,878)	(43,242)	(47,855)	(70,550)	(223,785)
Net transfers (to) from the Company and/or Subaccounts	-	14,079	7,387	30,783	174,329	52,472	108,204

Increase (decrease) in net assets resulting from Contract transactions	(9)	5,121	(38,048)	(15,777)	123,710	(34,774)	(122,697)

Total increase (decrease) in net assets	(196)	(1,398)	(15,938)	3,173	120,370	72,660	(106,525)

NET ASSETS:
Beginning of period	5,378	195,423	398,005	246,814	57,518	897,567	1,006,238

End of period	$5,182	$194,025	$382,067	$249,987	$177,888	$970,227	$899,713

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	PIMCO Low Duration Portfolio, Advisor Class	PIMCO Real Return Portfolio, Advisor Class	PIMCO Short-Term Portfolio, Advisor Class	PIMCO Total Return Portfolio, Advisor Class	Protective Life Dynamic Allocation Series Conservative Portfolio	Protective Life Dynamic Allocation Series Growth Portfolio	Protective Life Dynamic Allocation Series Moderate Portfolio

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$29,642	$52,272	$38,196	$182,831	$13,224	$1,098	$3,089
Net realized gain (loss) on investments	(23,981)	(135,813)	(819)	(293,465)	37,307	15,257	(376)
Change in net unrealized appreciation (depreciation) on investments	40,356	158,454	16,679	475,933	129,269	17,157	66,042

Net increase (decrease) in net assets resulting from operations	46,017	74,913	54,056	365,299	179,800	33,512	68,755

CONTRACT TRANSACTIONS:
Contract owners’ net payments	2,120	1,068	4,118	57,990	100,260	-	105,000
Contract maintenance charges	(22,275)	(69,526)	(20,994)	(157,506)	(19,904)	(2,763)	(8,131)
Contract owners’ benefits	(248,582)	(613,408)	(211,179)	(1,215,954)	(42,869)	(7,034)	(24,954)
Net transfers (to) from the Company and/or Subaccounts	4,161	(71,088)	172,991	107,039	202,942	(4,267)	(97)

Increase (decrease) in net assets resulting from Contract transactions	(264,576)	(752,954)	(55,064)	(1,208,431)	240,429	(14,064)	71,818

Total increase (decrease) in net assets	(218,559)	(678,041)	(1,008)	(843,132)	420,229	19,448	140,573

NET ASSETS:
Beginning of period	1,489,356	3,971,470	1,270,484	9,525,078	1,676,324	204,889	514,346

End of period	$1,270,797	$3,293,429	$1,269,476	$8,681,946	$2,096,553	$224,337	$654,919

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	Royce Capital Fund Micro Cap Portfolio, Service Class	Royce Capital Fund Small Cap Portfolio, Service Class	T. Rowe Price Blue Chip Growth Portfolio, Class II	T. Rowe Price Health Sciences Portfolio, Class II	Templeton Developing Markets VIP Fund, Class 2	Templeton Foreign VIP Fund, Class 2	Templeton Global Bond VIP Fund, Class 2

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(8,792)	$(11,684)	$(1,896)	$(2,934)	$5,206	$31,977	$(63,560)
Net realized gain (loss) on investments	(31,250)	33,617	5,826	9,808	(29,597)	4,738	(365,065)
Change in net unrealized appreciation (depreciation) on investments	100,255	244,543	78,386	(1,845)	23,700	284,477	480,934

Net increase (decrease) in net assets resulting from operations	60,213	266,476	82,316	5,029	(691)	321,192	52,309

CONTRACT TRANSACTIONS:
Contract owners’ net payments	1,715	3,883	25,065	25,065	4,512	1,715	11,468
Contract maintenance charges	(6,844)	(26,582)	(1,644)	(3,000)	(5,479)	(32,633)	(88,671)
Contract owners’ benefits	(58,899)	(281,314)	(5,379)	(5,905)	(64,016)	(143,181)	(567,972)
Net transfers (to) from the Company and/or Subaccounts	299,316	(5,028)	(45,225)	40,858	290,165	(172,353)	23,620

Increase (decrease) in net assets resulting from Contract transactions	235,288	(309,041)	(27,183)	57,018	225,182	(346,452)	(621,555)

Total increase (decrease) in net assets	295,501	(42,565)	55,133	62,047	224,491	(25,260)	(569,246)

NET ASSETS:
Beginning of period	462,575	1,784,979	179,051	201,297	156,730	1,956,707	4,949,281

End of period	$758,076	$1,742,414	$234,184	$263,344	$381,221	$1,931,447	$4,380,035

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	Templeton Growth VIP Fund, Class 2	Vanguard VIF Capital Growth Portfolio	Vanguard VIF Conservative Allocation Portfolio	Vanguard VIF Equity Index Portfolio	Vanguard VIF Global Bond Index Portfolio	Vanguard VIF Growth Portfolio	Vanguard VIF International Portfolio

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$4,395	$299	$600	$919	$548	$(31)	$293
Net realized gain (loss) on investments	(2,612)	1,967	920	2,658	57	489	792
Change in net unrealized appreciation (depreciation) on investments	21,626	5,105	2,740	15,601	1,469	18,532	2,098

Net increase (decrease) in net assets resulting from operations	23,409	7,371	4,260	19,178	2,074	18,990	3,183

CONTRACT TRANSACTIONS:
Contract owners’ net payments	-	-	-	-	-	-	-
Contract maintenance charges	(4,187)	-	-	(96)	(3)	(55)	(45)
Contract owners’ benefits	(31,952)	(2,193)	-	-	-	(733)	-
Net transfers (to) from the Company and/or Subaccounts	106,413	(9,072)	-	(461)	396	(2,792)	(148)

Increase (decrease) in net assets resulting from Contract transactions	70,274	(11,265)	-	(557)	393	(3,580)	(193)

Total increase (decrease) in net assets	93,683	(3,894)	4,260	18,621	2,467	15,410	2,990

NET ASSETS:
Beginning of period	104,984	33,210	34,999	74,739	33,159	49,394	22,289

End of period	$198,667	$29,316	$39,259	$93,360	$35,626	$64,804	$25,279

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	Vanguard VIF Mid-Cap Index Portfolio	Vanguard VIF Moderate Allocation Portfolio	Vanguard VIF Money Market Portfolio	Vanguard VIF Real Estate Index Portfolio	Vanguard VIF Short-Term Investment-Grade Portfolio	Vanguard VIF Total Bond Market Index Portfolio	Vanguard VIF Total International Stock Market Index Portfolio

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$936	$11,311	$1,430	$486	$1,410	$8,331	$562
Net realized gain (loss) on investments	1,494	21,276	-	1,050	4	(7)	352
Change in net unrealized appreciation (depreciation) on investments	8,781	58,960	-	1,036	11,470	3,167	6,801

Net increase (decrease) in net assets resulting from operations	11,211	91,547	1,430	2,572	12,884	11,491	7,715

CONTRACT TRANSACTIONS:
Contract owners’ net payments	-	-	565,929	-	213,053	-	63,916
Contract maintenance charges	(54)	-	-	(25)	(198)	(564)	(32)
Contract owners’ benefits	(2,047)	(10,649)	-	-	-	-	(1,323)
Net transfers (to) from the Company and/or Subaccounts	(6,125)	(7)	(567,359)	203	307	267,368	(6,135)

Increase (decrease) in net assets resulting from Contract transactions	(8,226)	(10,656)	(1,430)	178	213,162	266,804	56,426

Total increase (decrease) in net assets	2,985	80,891	-	2,750	226,046	278,295	64,141

NET ASSETS:
Beginning of period	78,325	609,160	-	22,343	88,180	113,382	22,187

End of period	$81,310	$690,051	$-	$25,093	$314,226	$391,677	$86,328

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	Vanguard VIF Total Stock Market Index Portfolio	Western Asset Core Plus VIT Portfolio, Class II

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(138)	$5,918
Net realized gain (loss) on investments	(1)	(70)
Change in net unrealized appreciation (depreciation) on investments	12,115	6,332

Net increase (decrease) in net assets resulting from operations	11,976	12,180

CONTRACT TRANSACTIONS:
Contract owners’ net payments	149,137	44,339
Contract maintenance charges	(75)	(2,829)
Contract owners’ benefits	-	(3,551)
Net transfers (to) from the Company and/or Subaccounts	-	4,398

Increase (decrease) in net assets resulting from Contract transactions	149,062	42,357

Total increase (decrease) in net assets	161,038	54,537

NET ASSETS:
Beginning of period	-	217,309

End of period	$161,038	$271,846

Note: Totals may not appear to foot/crossfoot due to rounding.

(Concluded)

See accompanying notes to financial statements.

VARIABLE ANNUITY ACCOUNT A

NOTES TO FINANCIAL STATEMENTS
YEAR ENDED DECEMBER 31, 2024

1.	ORGANIZATION

The Variable Annuity Account A (the “Separate Account”), a segregated unit investment trust registered under the Investment Company Act of 1940, as amended, was established by Protective Life and Annuity Insurance Company (“PLAIC” or the “Company”) on August 21, 1998, and exists in accordance with the regulations of the Alabama Department of Insurance. The Company is a wholly owned subsidiary of Protective Life Insurance Company (“PLICO”). PLICO is a wholly owned subsidiary of Protective Life Corporation (“PLC”). PLC is a wholly owned subsidiary of Dai-ichi Life International Holding, LLC, a godo kaisha organized under the laws of Japan.

Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the Company’s other assets and liabilities. The portion of the Separate Account’s assets applicable to the variable annuity contracts (the “Contracts”) is not chargeable with liabilities arising out of any other business the Company may conduct.

The Separate Account is a funding vehicle for individual variable annuity Contracts; it consists of a number of subaccounts (the “Subaccounts”), also commonly referred to as investment divisions or funds, each of which is treated as an individual accounting entity for financial reporting purposes. The Separate Account’s value at any time is allocated among Contract owners based on the number and value of their accumulation units representing their interest in the Subaccounts of the Separate Account; all of the investible assets of the Separate Account are invested in the corresponding mutual funds.

The Separate Account has identified the Chief Product Officer – Retirement Division as the chief operating decision maker (“CODM”). The Separate Account is comprised of multiple Subaccounts, each of which constitutes an operating segment. The CODM uses significant performance measures of the Subaccounts, such as the total return ratio, investment income ratio, and expense ratio to make operational decisions for the Separate Account. Segment assets are reflected on the Statements of Assets and Liabilities as Total assets, and significant segment expenses are listed on the Statements of Operations.

Contract owners may allocate some or all of the applicable net payments or transfer some or all of the Contract value to the Company’s guaranteed account, which is not included in these financial statements. The assets of the Company support its insurance and annuity obligations and are subject to the Company’s general liabilities from business operations.

Contract owners’ net payments are allocated to the Subaccounts in accordance with Contract owner instructions and are recorded as Contract owners’ net payments in the Statements of Changes in Net Assets. Such amounts are used to provide account funds to pay Contract values under the Contracts.

The following is a list of the variable annuity products funded by the Separate Account:

Elements Classic Variable Annuity NY

Protective Aspirations NY Variable Annuity

Protective Investors Benefit Advisory Variable Annuity NY

Protective Variable Annuity II B Series NY

Protective Variable Annuity NY

Protective Variable Annuity NY B, C, & L Series

ProtectiveAccess XL NY

ProtectiveRewards Elite NY Variable Annuity

ProtectiveRewards NY Variable Annuity

For the years or periods ended December 31, 2024 and 2023, the Separate Account was invested in up to 144 Subaccounts, as follows:

AB VPS Discovery Value Portfolio, Class B

AB VPS Large Cap Growth Portfolio, Class B

AB VPS Small Cap Growth Portfolio, Class B

American Funds IS Asset Allocation Fund, Class 4

American Funds IS Capital Income Builder, Class 4

American Funds IS Capital World Growth and Income Fund, Class 4

American Funds IS Global Growth Fund, Class 4

American Funds IS Global Small Capitalization Fund, Class 4

American Funds IS Growth Fund, Class 4

American Funds IS Growth-Income Fund, Class 4

American Funds IS International Fund, Class 4

American Funds IS New World Fund, Class 4

American Funds IS The Bond Fund of America, Class 4

American Funds IS U.S. Government Securities Fund, Class 4

American Funds IS Washington Mutual Investors Fund, Class 4

BlackRock 60/40 Target Allocation ETF V.I. Fund, Class III

BlackRock Global Allocation V.I. Fund, Class III

ClearBridge Variable Large Cap Growth Portfolio, Class II

ClearBridge Variable Mid Cap Portfolio, Class II

ClearBridge Variable Small Cap Growth Portfolio, Class II

Columbia VP Balanced Fund, Class 2

Columbia VP Intermediate Bond Fund, Class 2

Columbia VP Limited Duration Credit Fund, Class 2

Columbia VP Strategic Income Fund, Class 2

Dimensional VA Global Bond Portfolio

Dimensional VA International Small Portfolio

Dimensional VA International Value Portfolio

Dimensional VA Short-Term Fixed Portfolio

Dimensional VA US Large Value Portfolio

Dimensional VA US Targeted Value Portfolio

Fidelity VIP Asset Manager Portfolio, Service Class 2

Fidelity VIP Balanced Portfolio, Service Class 2

Fidelity VIP Contrafund Portfolio, Service Class 2

Fidelity VIP Equity-Income Portfolio, Service Class 2

Fidelity VIP FundsManager 20% Portfolio, Service Class 2

Fidelity VIP FundsManager 85% Portfolio, Service Class 2

Fidelity VIP Health Care Portfolio, Service Class 2

Fidelity VIP Index 500 Portfolio, Service Class 2

Fidelity VIP Investment Grade Bond Portfolio, Service Class 2

Fidelity VIP Mid Cap Portfolio, Service Class 2

Franklin DynaTech VIP Fund

Franklin Income VIP Fund, Class 2

Franklin Mutual Shares VIP Fund, Class 2

Franklin Rising Dividends VIP Fund, Class 2

Franklin Small Cap Value VIP Fund, Class 2

Franklin Small-Mid Cap Growth VIP Fund, Class 2

Franklin U.S. Government Securities VIP Fund, Class 2

Goldman Sachs VIT Core Fixed Income Fund, Service Shares

Goldman Sachs VIT International Equity Insights Fund, Institutional Shares

Goldman Sachs VIT International Equity Insights Fund, Service Shares

Goldman Sachs VIT Large Cap Value Fund, Service Shares

Goldman Sachs VIT Mid Cap Growth Fund, Service Shares

Goldman Sachs VIT Mid Cap Value Fund, Service Shares

Goldman Sachs VIT Small Cap Equity Insights Fund, Institutional Shares

Goldman Sachs VIT Small Cap Equity Insights Fund, Service Shares

Goldman Sachs VIT Strategic Growth Fund, Institutional Shares

Goldman Sachs VIT Strategic Growth Fund, Service Shares

Goldman Sachs VIT Trend Driven Allocation, Service Shares

Goldman Sachs VIT U.S. Equity Insights Fund, Institutional Shares

Goldman Sachs VIT U.S. Equity Insights Fund, Service Shares

Invesco V.I. American Franchise Fund, Series I

Invesco V.I. American Value Fund, Series II

Invesco V.I. Balanced-Risk Allocation Fund Class, Series II

Invesco V.I. Capital Appreciation Fund, Series I

Invesco V.I. Capital Appreciation Fund, Series II

Invesco V.I. Comstock Fund, Series I

Invesco V.I. Comstock Fund, Series II

Invesco V.I. Conservative Balanced Fund, Series II (a)

Invesco V.I. Discovery Mid Cap Growth Fund, Series I

Invesco V.I. Discovery Mid Cap Growth Fund, Series II

Invesco V.I. Equity and Income Fund, Series II

Invesco V.I. EQV International Equity Fund, Series II

Invesco V.I. Global Fund, Series I

Invesco V.I. Global Fund, Series II

Invesco V.I. Global Real Estate Fund, Series II

Invesco V.I. Global Strategic Income Fund

Invesco V.I. Global Strategic Income Fund, Series II

Invesco V.I. Government Securities Fund, Series II

Invesco V.I. Growth and Income Fund, Series I

Invesco V.I. Growth and Income Fund, Series II

Invesco V.I. Main Street Fund, Series I

Invesco V.I. Main Street Fund, Series II

Invesco V.I. Small Cap Equity Fund, Series II

Invesco V.I. U.S. Government Money Portfolio, Series I

Janus Henderson Overseas Fund, Class S (a)

Lord Abbett Series Fund Bond Debenture Portfolio

Lord Abbett Series Fund Fundamental Equity Portfolio

Lord Abbett Series Fund Growth and Income Portfolio

Lord Abbett Series Fund Growth Opportunities Portfolio

Lord Abbett Series Fund Inc. Dividend Growth Portfolio

Lord Abbett Series Fund Mid Cap Stock Portfolio

Lord Abbett Series Fund Short Duration Income Portfolio

MFS Emerging Markets Equity Portfolio, Service Class

MFS Growth Series, Initial Class

MFS Growth Series, Service Class

MFS International Intrinsic Value Portfolio, Service Class

MFS Investors Trust Series, Initial Class

MFS Investors Trust Series, Service Class

MFS Massachusetts Investors Growth Stock Portfolio, Service Class

MFS New Discovery Series, Initial Class

MFS New Discovery Series, Service Class

MFS Research Series, Initial Class

MFS Research Series, Service Class

MFS Total Return Bond Series, Service Class

MFS Total Return Series, Initial Class

MFS Total Return Series, Service Class

MFS Utilities Series, Initial Class

MFS Utilities Series, Service Class

MFS Value Series, Service Class

Morgan Stanley VIF Global Real Estate Portfolio, Class II (a)

PIMCO All Asset Portfolio

PIMCO Global Diversified Allocation Portfolio

PIMCO Long-Term U.S. Government Portfolio, Advisor Class

PIMCO Low Duration Portfolio, Advisor Class

PIMCO Real Return Portfolio, Advisor Class

PIMCO Short-Term Portfolio, Advisor Class

PIMCO Total Return Portfolio, Advisor Class

Protective Life Dynamic Allocation Series Conservative Portfolio

Protective Life Dynamic Allocation Series Growth Portfolio

Protective Life Dynamic Allocation Series Moderate Portfolio

Royce Capital Fund Micro Cap Portfolio, Service Class

Royce Capital Fund Small Cap Portfolio, Service Class

T. Rowe Price Blue Chip Growth Portfolio, Class II

T. Rowe Price Health Sciences Portfolio, Class II

Templeton Developing Markets VIP Fund, Class 2

Templeton Foreign VIP Fund, Class 2

Templeton Global Bond VIP Fund, Class 2

Templeton Growth VIP Fund, Class 2

Vanguard VIF Balanced Portfolio (a)

Vanguard VIF Capital Growth Portfolio

Vanguard VIF Conservative Allocation Portfolio

Vanguard VIF Equity Index Portfolio

Vanguard VIF Global Bond Index Portfolio

Vanguard VIF Growth Portfolio

Vanguard VIF International Portfolio

Vanguard VIF Mid-Cap Index Portfolio

Vanguard VIF Moderate Allocation Portfolio

Vanguard VIF Money Market Portfolio (a)

Vanguard VIF Real Estate Index Portfolio

Vanguard VIF Short-Term Investment-Grade Portfolio

Vanguard VIF Total Bond Market Index Portfolio

Vanguard VIF Total International Stock Market Index Portfolio

Vanguard VIF Total Stock Market Index Portfolio (a)

Western Asset Core Plus VIT Portfolio, Class II

(a) See Subaccount Changes tables below

Subaccount Changes: Closed Subaccounts

During 2024, the following Subaccounts were closed:

Subaccount Name	Date of Closure
Invesco V.I. Conservative Balanced Fund, Series II	April 26, 2024
Morgan Stanley VIF Global Real Estate Portfolio, Class II	December 6, 2024

Subaccount Changes: Opened Subaccounts

During 2024 and 2023, the following Subaccounts were opened:

Subaccount Name	Date of Commencement
Janus Henderson Overseas Fund, Class S	October 24, 2024
Vanguard VIF Balanced Portfolio	December 31, 2024
Vanguard VIF Money Market Portfolio	February 28, 2023
Vanguard VIF Total Stock Market Index Portfolio	September 7, 2023

The Separate Account is an investment company and, therefore, applies specialized accounting guidance in accordance with the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 “Financial Services — Investment Companies”.

Certain Subaccounts that had no investments balances as of December 31, 2024 or that did not have activity during the year ended December 31, 2024 are not presented on the Statements of Assets and Liabilities as of December 31, 2024 or Statements of Operations for the year ended December 31, 2024, respectively.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies of the Separate Account.

Investment valuation

Investments are made and measured in shares and are presented net of management fees and other operating expenses incurred by the Subaccounts. The investments are valued at the net asset values of the mutual funds, which value their investment securities at fair value. Transactions with the mutual funds are recognized on the trade date.

The Separate Account classifies its valuations into three levels based upon the observability of inputs to the valuation of the Separate Account’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. When considering market participant assumptions in fair value measurements, the following fair value hierarchy distinguishes between observable and unobservable inputs, which are categorized in one of the following levels:

Level 1 – Unadjusted quoted prices for identical securities in active markets.

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.

Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the reporting entity’s own assumptions and would be based on the best information available under the circumstances.

The Separate Account determines the fair values of certain financial assets based on quoted market prices. All of the investments in the Subaccounts of the Separate Account are classified as Level 1 in the fair value hierarchy and consist of open-ended mutual funds. Participants may, without restriction, transact at the daily net asset value (“NAV”) of the mutual funds. The NAV represents the daily per share value based on the fair value of the underlying portfolio of investments of the respective Subaccounts.

Receivables and payables from (to) the Contracts and the fund manager

Receivables and payables from (to) the Contracts and the fund manager include trading activity initiated at the Contract level from the last business day of the year that has not yet been settled with the fund manager.

Receivable from dividends

Receivable from dividends include dividends declared by the fund managers that have not yet been reinvested in accordance with the Subaccounts’ designated reinvestment dates.

Receivables and payables from (to) the Company

Receivables and payables from (to) the Company include accruals for the variance between investments and reserves applicable to the Subaccount.

Contracts in the annuity payout period

Net assets allocated to Contracts in the annuity payout period are computed according to the Annuity 2000 Mortality Table with an assumed investment return of 5%. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Separate Account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company for the calculated or excess differential.

Dividend income and capital gain distributions

Dividend income and capital gain distributions are recorded on the ex-dividend date and are reinvested in additional shares of the mutual funds. Ordinary dividend and capital gain distributions are recognized within net investment income and net realized gains, respectively, as recorded in the financial statements of the Subaccounts.

Net realized gains and losses

Net realized gains and losses on investments include gains and losses on redemptions of the Subaccounts’ shares (determined for each product using the last-in-first-out (LIFO) basis) and capital gain distributions from the mutual funds.

Net transfers (to) from the Company and/or Subaccounts

Net transfers (to) from the Company and/or Subaccounts include transfers between the Subaccounts of the Separate Account as well as transfers between the Separate Account and the Company.

Federal income taxes

The results of the operations of the Separate Account are included in the federal income tax return of the Company. Under the provisions of the Contracts, the Company has the right to charge the Separate Account for federal income tax attributable to the Separate Account. No charge has been made against the Separate Account for such tax during the year ended December 31, 2024. Management will periodically review the application of this policy in the event of changes in tax law. Accordingly, a change may be made in future years to consider charges for any federal income taxes that would be attributable to the Contracts.

Use of estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) requires management to make estimates and assumptions that could affect the reported amounts of assets and liabilities, as well as the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from the estimates reported in the accompanying financial statements.

Risks and uncertainties

The Separate Account provides for various investment options in any combination of Subaccounts, each of which bears exposure to the market, credit, and liquidity risks of the underlying portfolio in which it invests. Due to the level of risk associated with certain investments and the level of uncertainty related to changes in the value of investments, it is at least reasonably possible that changes in risks in the near term could materially affect investment balances, the amounts reported in the statements of assets and liabilities, of operations and of changes in net assets. Accordingly, these financial statements should be read in conjunction with the financial statements and footnotes of the underlying Subaccounts identified in Note 1.

3.	PURCHASES AND SALES OF INVESTMENTS

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2024 were as follows:

Subaccount	Purchases	Sales
AB VPS Large Cap Growth Portfolio, Class B	$13,988	$41,410
AB VPS Small Cap Growth Portfolio, Class B	53,867	13,076
American Funds IS Asset Allocation Fund, Class 4	215,406	180,558
American Funds IS Capital Income Builder, Class 4	156,629	170,224
American Funds IS Capital World Growth and Income Fund, Class 4	2,559	742
American Funds IS Global Growth Fund, Class 4	14,262	52,189
American Funds IS Global Small Capitalization Fund, Class 4	4	12,173
American Funds IS Growth Fund, Class 4	41,578	40,867
American Funds IS Growth-Income Fund, Class 4	7,121	7,481
American Funds IS International Fund, Class 4	205	3,845
American Funds IS New World Fund, Class 4	10,317	71,281
American Funds IS The Bond Fund of America, Class 4	14,867	6,776
American Funds IS U.S. Government Securities Fund, Class 4	15,061	9,106
American Funds IS Washington Mutual Investors Fund, Class 4	89,198	119,157
BlackRock 60/40 Target Allocation ETF V.I. Fund, Class III	28,695	15,701
BlackRock Global Allocation V.I. Fund, Class III	3,971	2,191
ClearBridge Variable Large Cap Growth Portfolio, Class II	4	4,534
ClearBridge Variable Mid Cap Portfolio, Class II	199,796	309,121
ClearBridge Variable Small Cap Growth Portfolio, Class II	452,197	344,226
Columbia VP Balanced Fund, Class 2	1,722	33,183
Columbia VP Intermediate Bond Fund, Class 2	41,918	23,621
Columbia VP Limited Duration Credit Fund, Class 2	1,313	1,107
Columbia VP Strategic Income Fund, Class 2	969	306
Dimensional VA Global Bond Portfolio	1,768	181
Dimensional VA International Small Portfolio	119,266	204,391
Dimensional VA International Value Portfolio	105,151	156,404
Dimensional VA Short-Term Fixed Portfolio	5,083	388
Dimensional VA US Large Value Portfolio	99,805	20,278
Dimensional VA US Targeted Value Portfolio	50,295	61,225
Fidelity VIP Asset Manager Portfolio, Service Class 2	135	88
Fidelity VIP Balanced Portfolio, Service Class 2	145,897	59,119
Fidelity VIP Contrafund Portfolio, Service Class 2	658,128	2,600,678
Fidelity VIP Equity-Income Portfolio, Service Class 2	3	8
Fidelity VIP FundsManager 20% Portfolio, Service Class 2	267,270	9,052
Fidelity VIP Health Care Portfolio, Service Class 2	5,549	7,999
Fidelity VIP Index 500 Portfolio, Service Class 2	204,407	2,873,230
Fidelity VIP Investment Grade Bond Portfolio, Service Class 2	367,292	657,760
Fidelity VIP Mid Cap Portfolio, Service Class 2	360,233	1,072,892
Franklin DynaTech VIP Fund	1,474,583	360,596
Franklin Income VIP Fund, Class 2	687,652	512,574
Franklin Mutual Shares VIP Fund, Class 2	119,738	475,058
Franklin Rising Dividends VIP Fund, Class 2	252,352	587,267
Franklin Small Cap Value VIP Fund, Class 2	63,105	100,006
Franklin Small-Mid Cap Growth VIP Fund, Class 2	166,999	485,177
Franklin U.S. Government Securities VIP Fund, Class 2	299,388	337,485

Subaccount	Purchases	Sales
Goldman Sachs VIT Core Fixed Income Fund, Service Shares	$36,537	$44,487
Goldman Sachs VIT International Equity Insights Fund, Institutional Shares	183	146
Goldman Sachs VIT International Equity Insights Fund, Service Shares	47,152	132,646
Goldman Sachs VIT Large Cap Value Fund, Service Shares	106,554	99,905
Goldman Sachs VIT Mid Cap Growth Fund, Service Shares	61,877	79,131
Goldman Sachs VIT Mid Cap Value Fund, Service Shares	100,325	545,334
Goldman Sachs VIT Small Cap Equity Insights Fund, Institutional Shares	1,918	292
Goldman Sachs VIT Small Cap Equity Insights Fund, Service Shares	1,602	3,686
Goldman Sachs VIT Strategic Growth Fund, Institutional Shares	6,158	3,812
Goldman Sachs VIT Strategic Growth Fund, Service Shares	2,025,727	1,105,457
Goldman Sachs VIT Trend Driven Allocation, Service Shares	13,854	34,893
Goldman Sachs VIT U.S. Equity Insights Fund, Institutional Shares	13,897	3,650
Goldman Sachs VIT U.S. Equity Insights Fund, Service Shares	2,512	2,972
Invesco V.I. American Franchise Fund, Series I	-	11,397
Invesco V.I. American Value Fund, Series II	9,791	69,876
Invesco V.I. Balanced-Risk Allocation Fund Class, Series II	627,109	922,933
Invesco V.I. Capital Appreciation Fund, Series I	-	14,093
Invesco V.I. Capital Appreciation Fund, Series II	61,333	157,604
Invesco V.I. Comstock Fund, Series I	8,309	1,314
Invesco V.I. Comstock Fund, Series II	99,637	223,453
Invesco V.I. Conservative Balanced Fund, Series II	398	16,654
Invesco V.I. Discovery Mid Cap Growth Fund, Series I	-	9,675
Invesco V.I. Discovery Mid Cap Growth Fund, Series II	4,321	78,832
Invesco V.I. Equity and Income Fund, Series II	434,250	475,478
Invesco V.I. EQV International Equity Fund, Series II	40,736	120,495
Invesco V.I. Global Fund, Series I	3,632	12,574
Invesco V.I. Global Fund, Series II	128,436	565,102
Invesco V.I. Global Real Estate Fund, Series II	181,790	257,614
Invesco V.I. Global Strategic Income Fund	251	120
Invesco V.I. Global Strategic Income Fund, Series II	229,850	802,275
Invesco V.I. Government Securities Fund, Series II	40,135	106,559
Invesco V.I. Growth and Income Fund, Series I	2,243	437
Invesco V.I. Growth and Income Fund, Series II	307,000	751,351
Invesco V.I. Main Street Fund, Series I	4,155	800
Invesco V.I. Main Street Fund, Series II	89,898	176,338
Invesco V.I. Small Cap Equity Fund, Series II	16,632	10,769
Invesco V.I. U.S. Government Money Portfolio, Series I	2,386,572	2,360,669
Janus Henderson Overseas Fund, Class S	94,860	309
Lord Abbett Series Fund Bond Debenture Portfolio	1,358,397	684,449
Lord Abbett Series Fund Fundamental Equity Portfolio	113,906	396,195
Lord Abbett Series Fund Growth and Income Portfolio	22,825	47,322
Lord Abbett Series Fund Growth Opportunities Portfolio	148,338	188,204
Lord Abbett Series Fund Inc. Dividend Growth Portfolio	44,424	123,762
Lord Abbett Series Fund Mid Cap Stock Portfolio	14,111	69,995
Lord Abbett Series Fund Short Duration Income Portfolio	68,082	2,640
MFS Emerging Markets Equity Portfolio, Service Class	102	69
MFS Growth Series, Initial Class	7,875	6,953
MFS Growth Series, Service Class	70,090	666,061
MFS International Intrinsic Value Portfolio, Service Class	1,721	1,665

Subaccount	Purchases	Sales
MFS Investors Trust Series, Initial Class	$5,823	$5,011
MFS Investors Trust Series, Service Class	25,148	73,761
MFS Massachusetts Investors Growth Stock Portfolio, Service Class	12,745	17,078
MFS New Discovery Series, Initial Class	111	444
MFS New Discovery Series, Service Class	19,579	56,321
MFS Research Series, Initial Class	2,613	573
MFS Research Series, Service Class	3,141	7,993
MFS Total Return Bond Series, Service Class	107,625	156,904
MFS Total Return Series, Initial Class	5,112	2,545
MFS Total Return Series, Service Class	16,728	13,932
MFS Utilities Series, Initial Class	285	86
MFS Utilities Series, Service Class	24,576	31,246
MFS Value Series, Service Class	34,320	64,378
Morgan Stanley VIF Global Real Estate Portfolio, Class II	9,773	275,239
PIMCO All Asset Portfolio	13,856	95,199
PIMCO Global Diversified Allocation Portfolio	125,311	332,304
PIMCO Long-Term U.S. Government Portfolio, Advisor Class	60,301	289,815
PIMCO Low Duration Portfolio, Advisor Class	117,359	142,986
PIMCO Real Return Portfolio, Advisor Class	240,545	463,623
PIMCO Short-Term Portfolio, Advisor Class	917,557	203,824
PIMCO Total Return Portfolio, Advisor Class	791,563	2,094,866
Protective Life Dynamic Allocation Series Conservative Portfolio	132,898	89,346
Protective Life Dynamic Allocation Series Growth Portfolio	57,321	75,710
Protective Life Dynamic Allocation Series Moderate Portfolio	77,714	114,279
Royce Capital Fund Micro Cap Portfolio, Service Class	45,152	246,145
Royce Capital Fund Small Cap Portfolio, Service Class	94,538	489,393
T. Rowe Price Blue Chip Growth Portfolio, Class II	59,003	45,407
T. Rowe Price Health Sciences Portfolio, Class II	49,403	24,935
Templeton Developing Markets VIP Fund, Class 2	294,100	359,753
Templeton Foreign VIP Fund, Class 2	133,970	1,087,157
Templeton Global Bond VIP Fund, Class 2	311,945	590,921
Templeton Growth VIP Fund, Class 2	6,974	92,651
Vanguard VIF Balanced Portfolio	113,288	544
Vanguard VIF Capital Growth Portfolio	1,006	7,036
Vanguard VIF Conservative Allocation Portfolio	2,056	124
Vanguard VIF Equity Index Portfolio	125,404	3,116
Vanguard VIF Global Bond Index Portfolio	1,476	112
Vanguard VIF Growth Portfolio	359	3,988
Vanguard VIF International Portfolio	1,176	328
Vanguard VIF Mid-Cap Index Portfolio	2,268	5,269
Vanguard VIF Moderate Allocation Portfolio	30,385	25,919
Vanguard VIF Real Estate Index Portfolio	1,639	532
Vanguard VIF Short-Term Investment-Grade Portfolio	12,255	1,547
Vanguard VIF Total Bond Market Index Portfolio	11,567	1,874
Vanguard VIF Total International Stock Market Index Portfolio	3,154	2,396
Vanguard VIF Total Stock Market Index Portfolio	14,492	911
Western Asset Core Plus VIT Portfolio, Class II	47,542	9,388

4.	CHANGES IN UNITS OUTSTANDING

The changes in units outstanding for the years or periods ended December 31, 2024 and 2023 were as follows:

	2024					2023
Subaccount	Units Issued		Units Redeemed		Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
AB VPS Discovery Value Portfolio, Class B	-		-		-	-	16,713	(16,713)
AB VPS Large Cap Growth Portfolio, Class B	409		2,706		(2,297)	2,089	2,481	(392)
AB VPS Small Cap Growth Portfolio, Class B	6,655		1,450		5,205	2,581	939	1,642
American Funds IS Asset Allocation Fund, Class 4	8,859		9,488		(629)	4,911	2,802	2,109
American Funds IS Capital Income Builder, Class 4	11,657		12,357		(700)	207	800	(593)
American Funds IS Capital World Growth and Income Fund, Class 4	93		-		93	-	76	(76)
American Funds IS Global Growth Fund, Class 4	183		2,369		(2,186)	972	6,478	(5,506)
American Funds IS Global Small Capitalization Fund, Class 4	0	*	904		(904)	81	52	29
American Funds IS Growth Fund, Class 4	2,038		1,241		797	129	1,738	(1,609)
American Funds IS Growth-Income Fund, Class 4	202		325		(123)	1,042	175	867
American Funds IS International Fund, Class 4	-		291		(291)	294	1,774	(1,480)
American Funds IS New World Fund, Class 4	547		5,610		(5,063)	706	3,455	(2,749)
American Funds IS The Bond Fund of America, Class 4	1,023		522		501	4,954	5,722	(768)
American Funds IS U.S. Government Securities Fund, Class 4	1,130		800		330	2,204	922	1,282
American Funds IS Washington Mutual Investors Fund, Class 4	3,635		5,431		(1,796)	2,813	1,889	924
BlackRock 60/40 Target Allocation ETF V.I. Fund, Class III	554		1,071		(517)	4,308	913	3,395
BlackRock Global Allocation V.I. Fund, Class III	17		164		(147)	242	782	(540)
ClearBridge Variable Large Cap Growth Portfolio, Class II	0	*	327		(327)	327	680	(353)
ClearBridge Variable Mid Cap Portfolio, Class II	6,978		11,706		(4,728)	73,822	51,640	22,182
ClearBridge Variable Small Cap Growth Portfolio, Class II	14,435		11,355		3,080	26,971	22,974	3,997
Columbia VP Balanced Fund, Class 2	144		2,361		(2,217)	9,290	2,539	6,751
Columbia VP Intermediate Bond Fund, Class 2	3,669		2,383		1,286	2,530	4,597	(2,067)
Columbia VP Limited Duration Credit Fund, Class 2	79		94		(15)	14	101	(87)
Columbia VP Strategic Income Fund, Class 2	63		20		43	132	16	116
Dimensional VA Global Bond Portfolio	-		7		(7)	-	8	(8)
Dimensional VA International Small Portfolio	8,504		14,031		(5,527)	5,540	27	5,513
Dimensional VA International Value Portfolio	5,345		8,945		(3,600)	475	5,972	(5,497)
Dimensional VA Short-Term Fixed Portfolio	83		12		71	45	33	12
Dimensional VA US Large Value Portfolio	2,743		1,041		1,702	357	1,152	(795)
Dimensional VA US Targeted Value Portfolio	220		2,614		(2,394)	25,328	641	24,687
Fidelity VIP Asset Manager Portfolio, Service Class 2	4		4		-	1	5	(4)
Fidelity VIP Balanced Portfolio, Service Class 2	8,353		4,086		4,267	15,525	4,306	11,219
Fidelity VIP Contrafund Portfolio, Service Class 2	4,221		58,692		(54,471)	118,216	76,071	42,145
Fidelity VIP Equity-Income Portfolio, Service Class 2	0	*	0	*	0 *	-	3,064	(3,064)

	2024				2023
Subaccount	Units Issued	Units Redeemed		Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
Fidelity VIP FundsManager 20% Portfolio, Service Class 2	25,165	743		24,422	21	1,280	(1,259)
Fidelity VIP FundsManager 85% Portfolio, Service Class 2	-	-		-	-	1,231	(1,231)
Fidelity VIP Health Care Portfolio, Service Class 2	542	673		(131)	5,164	139	5,025
Fidelity VIP Index 500 Portfolio, Service Class 2	3,565	68,355		(64,790)	168,052	123,783	44,269
Fidelity VIP Investment Grade Bond Portfolio, Service Class 2	20,606	52,588		(31,982)	30,784	53,548	(22,764)
Fidelity VIP Mid Cap Portfolio, Service Class 2	804	34,574		(33,770)	159,508	129,280	30,228
Franklin DynaTech VIP Fund	41,653	8,385		33,268	21,604	7,182	14,422
Franklin Income VIP Fund, Class 2	28,709	24,918		3,791	303,398	204,776	98,622
Franklin Mutual Shares VIP Fund, Class 2	401	20,333		(19,932)	264,413	218,084	46,329
Franklin Rising Dividends VIP Fund, Class 2	741	14,667		(13,926)	93,984	115,762	(21,778)
Franklin Small Cap Value VIP Fund, Class 2	1,539	3,139		(1,600)	37,020	32,805	4,215
Franklin Small-Mid Cap Growth VIP Fund, Class 2	5,480	15,781		(10,301)	36,132	26,725	9,407
Franklin U.S. Government Securities VIP Fund, Class 2	22,502	30,952		(8,450)	7,786	52,372	(44,586)
Goldman Sachs VIT Core Fixed Income Fund, Service Shares	2,424	4,057		(1,633)	2,018	6,152	(4,134)
Goldman Sachs VIT International Equity Insights Fund, Institutional Shares	-	4		(4)	-	4	(4)
Goldman Sachs VIT International Equity Insights Fund, Service Shares	1,566	7,609		(6,043)	24,376	19,996	4,380
Goldman Sachs VIT Large Cap Value Fund, Service Shares	681	2,978		(2,297)	5,549	11,718	(6,169)
Goldman Sachs VIT Mid Cap Growth Fund, Service Shares	726	1,990		(1,264)	23,314	18,474	4,840
Goldman Sachs VIT Mid Cap Value Fund, Service Shares	677	18,827		(18,150)	97,041	86,116	10,925
Goldman Sachs VIT Small Cap Equity Insights Fund, Service Shares	-	337		(337)	-	627	(627)
Goldman Sachs VIT Strategic Growth Fund, Institutional Shares	-	24		(24)	-	38	(38)
Goldman Sachs VIT Strategic Growth Fund, Service Shares	29,462	18,744		10,718	67,236	28,432	38,804
Goldman Sachs VIT Trend Driven Allocation, Service Shares	372	2,207		(1,835)	2,906	2,792	114
Goldman Sachs VIT U.S. Equity Insights Fund, Institutional Shares	-	21		(21)	-	29	(29)
Goldman Sachs VIT U.S. Equity Insights Fund, Service Shares	-	53		(53)	6	45	(39)
Invesco V.I. American Franchise Fund, Series I	-	445		(445)	-	666	(666)
Invesco V.I. American Value Fund, Series II	34	2,217		(2,183)	14,991	17,123	(2,132)
Invesco V.I. Balanced-Risk Allocation Fund Class, Series II	20,765	55,682		(34,917)	11,541	63,089	(51,548)
Invesco V.I. Capital Appreciation Fund, Series I	-	175		(175)	-	249	(249)
Invesco V.I. Capital Appreciation Fund, Series II	1,101	3,387		(2,286)	11,673	3,014	8,659
Invesco V.I. Comstock Fund, Series I	1	0	*	1	-	20	(20)
Invesco V.I. Comstock Fund, Series II	467	6,276		(5,809)	39,399	42,381	(2,982)
Invesco V.I. Conservative Balanced Fund, Series II	-	1,658		(1,658)	228	24	204
Invesco V.I. Discovery Mid Cap Growth Fund, Series I	-	179		(179)	-	267	(267)
Invesco V.I. Discovery Mid Cap Growth Fund, Series II	274	4,142		(3,868)	23,107	14,231	8,876
Invesco V.I. Equity and Income Fund, Series II	13,800	15,853		(2,053)	113,922	93,183	20,739
Invesco V.I. EQV International Equity Fund, Series II	2,192	7,456		(5,264)	19,151	13,432	5,719

	2024				2023
Subaccount	Units Issued	Units Redeemed		Net Increase (Decrease)	Units Issued		Units Redeemed		Net Increase (Decrease)
Invesco V.I. Global Fund, Series I	-	154		(154)	-		236		(236)
Invesco V.I. Global Fund, Series II	366	14,813		(14,447)	81,885		48,215		33,670
Invesco V.I. Global Real Estate Fund, Series II	13,804	20,307		(6,503)	38,018		19,941		18,077
Invesco V.I. Global Strategic Income Fund	-	0	*	(0)*	-		7		(7)
Invesco V.I. Global Strategic Income Fund, Series II	10,617	50,473		(39,856)	3,975		55,885		(51,910)
Invesco V.I. Government Securities Fund, Series II	2,913	10,139		(7,226)	2,908		8,748		(5,840)
Invesco V.I. Growth and Income Fund, Series I	1	1		-	0	*	1		(1)
Invesco V.I. Growth and Income Fund, Series II	569	21,390		(20,821)	298,865		274,912		23,953
Invesco V.I. Main Street Fund, Series I	-	4		(4)	-		4		(4)
Invesco V.I. Main Street Fund, Series II	79	4,350		(4,271)	23,025		17,533		5,492
Invesco V.I. Small Cap Equity Fund, Series II	485	393		92	5,021		2,839		2,182
Invesco V.I. U.S. Government Money Portfolio, Series I	685,840	773,672		(87,832)	10,352,963		18,225,425		(7,872,462)
Janus Henderson Overseas Fund, Class S	8,262	23		8,239	-		-		-
Lord Abbett Series Fund Bond Debenture Portfolio	47,174	32,518		14,656	13,709		52,859		(39,150)
Lord Abbett Series Fund Fundamental Equity Portfolio	269	13,562		(13,293)	136,473		101,330		35,143
Lord Abbett Series Fund Growth and Income Portfolio	22	1,315		(1,293)	666		2,033		(1,367)
Lord Abbett Series Fund Growth Opportunities Portfolio	4,960	5,610		(650)	30,924		18,615		12,309
Lord Abbett Series Fund Inc. Dividend Growth Portfolio	285	2,817		(2,532)	10,392		10,161		231
Lord Abbett Series Fund Mid Cap Stock Portfolio	4	2,749		(2,745)	8,129		8,021		108
Lord Abbett Series Fund Short Duration Income Portfolio	6,248	230		6,018	374		161		213
MFS Emerging Markets Equity Portfolio, Service Class	-	1		(1)	-		1		(1)
MFS Growth Series, Initial Class	-	62		(62)	-		66		(66)
MFS Growth Series, Service Class	7	11,736		(11,729)	170		2,388		(2,218)
MFS International Intrinsic Value Portfolio, Service Class	35	60		(25)	31		76		(45)
MFS Investors Trust Series, Initial Class	-	73		(73)	-		84		(84)
MFS Investors Trust Series, Service Class	9	1,485		(1,476)	68		1,647		(1,579)
MFS Massachusetts Investors Growth Stock Portfolio, Service Class	141	566		(425)	73		1,437		(1,364)
MFS New Discovery Series, Initial Class	1	4		(3)	1		5		(4)
MFS New Discovery Series, Service Class	462	1,295		(833)	549		2,456		(1,907)
MFS Research Series, Service Class	-	136		(136)	-		181		(181)
MFS Total Return Bond Series, Service Class	6,020	12,613		(6,593)	3,643		19,988		(16,345)
MFS Total Return Series, Initial Class	19	42		(23)	15		50		(35)
MFS Total Return Series, Service Class	80	325		(245)	119		282		(163)
MFS Utilities Series, Initial Class	-	0	*	(0)*	-		0	*	(0)*
MFS Utilities Series, Service Class	373	740		(367)	470		308		162
MFS Value Series, Service Class	24	1,869		(1,845)	469		1,774		(1,305)
Morgan Stanley VIF Global Real Estate Portfolio, Class II	416	22,234		(21,818)	4,596		6,245		(1,649)

	2024				2023
Subaccount	Units Issued	Units Redeemed		Net Increase (Decrease)	Units Issued	Units Redeemed		Net Increase (Decrease)
PIMCO All Asset Portfolio	294	6,693		(6,399)	39,346	30,751		8,595
PIMCO Global Diversified Allocation Portfolio	5,893	21,410		(15,517)	6,999	9,436		(2,437)
PIMCO Long-Term U.S. Government Portfolio, Advisor Class	3,822	25,780		(21,958)	12,328	23,613		(11,285)
PIMCO Low Duration Portfolio, Advisor Class	6,927	12,664		(5,737)	2,472	29,720		(27,248)
PIMCO Real Return Portfolio, Advisor Class	13,888	36,315		(22,427)	9,421	76,187		(66,766)
PIMCO Short-Term Portfolio, Advisor Class	81,624	16,749		64,875	23,058	27,824		(4,766)
PIMCO Total Return Portfolio, Advisor Class	46,250	182,735		(136,485)	30,888	145,359		(114,471)
Protective Life Dynamic Allocation Series Conservative Portfolio	5,880	4,988		892	26,739	5,148		21,591
Protective Life Dynamic Allocation Series Growth Portfolio	3,401	5,030		(1,629)	47	1,098		(1,051)
Protective Life Dynamic Allocation Series Moderate Portfolio	5,267	8,367		(3,100)	9,090	2,803		6,287
Royce Capital Fund Micro Cap Portfolio, Service Class	296	14,601		(14,305)	51,071	37,963		13,108
Royce Capital Fund Small Cap Portfolio, Service Class	951	21,969		(21,018)	73,656	95,030		(21,374)
T. Rowe Price Blue Chip Growth Portfolio, Class II	3,678	3,410		268	3,181	6,019		(2,838)
T. Rowe Price Health Sciences Portfolio, Class II	2,458	2,074		384	7,240	983		6,257
Templeton Developing Markets VIP Fund, Class 2	25,435	31,598		(6,163)	64,416	44,915		19,501
Templeton Foreign VIP Fund, Class 2	8,404	86,415		(78,011)	33,079	64,960		(31,881)
Templeton Global Bond VIP Fund, Class 2	34,304	56,439		(22,135)	13,561	78,450		(64,889)
Templeton Growth VIP Fund, Class 2	265	5,549		(5,284)	16,878	12,064		4,814
Vanguard VIF Balanced Portfolio	7,492	36		7,456	-	-		-
Vanguard VIF Capital Growth Portfolio	-	422		(422)	-	836		(836)
Vanguard VIF Equity Index Portfolio	6,169	144		6,025	3	42		(39)
Vanguard VIF Global Bond Index Portfolio	46	0	*	46	46	0	*	46
Vanguard VIF Growth Portfolio	9	263		(254)	14	337		(323)
Vanguard VIF International Portfolio	-	23		(23)	23	43		(20)
Vanguard VIF Mid-Cap Index Portfolio	4	337		(333)	5	638		(633)
Vanguard VIF Moderate Allocation Portfolio	-	1,868		(1,868)	-	982		(982)
Vanguard VIF Money Market Portfolio	-	-		-	56,068	56,068		-
Vanguard VIF Real Estate Index Portfolio	15	34		(19)	21	4		17
Vanguard VIF Short-Term Investment-Grade Portfolio	71	56		15	22,079	42		22,037
Vanguard VIF Total Bond Market Index Portfolio	75	76		(1)	30,412	65		30,347
Vanguard VIF Total International Stock Market Index Portfolio	-	166		(166)	5,490	637		4,853
Vanguard VIF Total Stock Market Index Portfolio	-	21		(21)	10,489	5		10,484
Western Asset Core Plus VIT Portfolio, Class II	2,833	667		2,166	7,208	2,163		5,045

* The Subaccount has units that round to less than one.

Note: Units may not appear to foot/crossfoot due to rounding.

5.	EXPENSES AND RELATED PARTY TRANSACTIONS

The fees and charges below are the current expenses deducted by the Subaccount from either the net unit value or from the Contract as a redemption of units. Fees and charges may vary based on factors such as the product purchased, optional benefits chosen, benefit base, asset base, death benefit option elected, a Contract’s total asset value, age of Contract, surrender amount, if a surrender is requested during the period specified, Subaccounts selected, transaction amount, and/or transaction frequency. The fees and charges are recorded, as applicable, to the respective Subaccount in the Separate Account. Redemption of units deductions are made to the individual Contracts in accordance with the terms which govern each annuity, as set forth in the Contract.

Expense Type	Range
Administrative Fee
This fee is assessed to reimburse the Company for expenses incurred in the administration of the Contract and the Separate Account. The fee is deducted daily, assessed through a reduction of net unit values, and recorded as Mortality and expense risk and admin within the Statements of Operations.	a daily fee amounting to a per annum aggregate of 0.10% - 0.15% of the average daily net assets of the Subaccounts

Mortality and Expense Risk Fee
This fee is assessed to reimburse the Company for assuming mortality and expense risks. The fee is deducted daily, assessed through a reduction of net unit values and recorded as Mortality and expense risk and admin in the Statements of Operations.	a daily fee amounting to a per annum aggregate of 0.20% - 1.60% of the average daily net assets of each Subaccount

Deductions for Premium Taxes
This deduction is to comply with any applicable state premium and/or retaliatory taxes. The mandated amount is deducted from the payment when it is received which in turn reduces Contract owners’ net payments on the Statements of Changes in Net Assets.	0.00% - 3.50% of each payment, if applicable

Charge for Optional Benefits
This charge, if applicable, is assessed to reimburse the Company for costs and risks stemming from optional living and/or death benefits elected by the Contract owner. The charge is deducted monthly, assessed through a redemption of units, and recorded as Contract maintenance charges within the Statements of Changes in Net Assets.	0.10% - 2.00% of death benefit base 1.00% - 2.20% of floored asset base $0.25 - $18.94 per $1,000 on net amount at risk

Contract Maintenance Charge

This charge is assessed to reimburse the Company for expenses incurred in the administration of the Contract and the Separate Account. The charge is deducted annually, assessed through a redemption of units, and recorded as Contract maintenance charges in the Statements of Changes in Net Assets.

$0 - $35 annually

Surrender Charge (Contingent Deferred Sales Charge)

This charge is assessed to reimburse the Company for some of the costs of distributing the Contracts. The charge is deducted at surrender, assessed through a redemption of units, and recorded as Contract maintenance charges within the Statements of Changes in Net Assets.

0.00% - 9.00% of surrendered amount

Expense Type	Range
Transfer Charge

Currently there is no charge assessed for transfers; however, the Company has reserved the right to charge for transfers as reimbursement for costs incurred when transferring funds. The charge would be deducted upon transfer, assessed through a redemption of units, and recorded as Contract owners’ benefits within the Statements of Changes in Net Assets.

$25 per transfer, after the first 12 transfers in any Contract calendar year

6.	FINANCIAL HIGHLIGHTS

The Company sells a number of variable annuity products that are funded by the Separate Account. These products have unique combinations of features and expenses that are charged against the Contract owner’s account. Differences in the expense structures result in a variety of unit values, expense ratios and total returns. The following tables were developed by determining which products offered by the Company and funded by the Separate Account have the highest and lowest expense ratios. The summaries may not reflect or directly equate to the minimum and maximum Contract expenses offered by the Company, as Contract owners may not have selected all available and applicable Contract options for or during the periods presented.

A summary of the units outstanding, unit fair values, net assets for variable annuity Contracts, investment income ratios, the expense ratios, excluding expenses of the underlying Subaccounts, and total returns for each of the five years or periods ended December 31, 2024 is as follows:

	As of December 31				For the period ended December 31
Subaccount	Units (000’s)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000’s)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High

AB VPS Discovery Value Portfolio, Class B
2023	-	$9.76	$9.76	$-	1.57%	0.30%	0.30%	1.62%	1.62%
2022	17	9.60	9.60	160	0.70%	0.30%	0.30%	(16.07)%	(16.07)%
2021	13	11.44	11.44	143	0.00%	0.30%	0.30%	(1.49)%	(1.49)%
AB VPS Large Cap Growth Portfolio, Class B
2024	12	15.20	15.20	186	0.00%	1.30%	1.30%	23.32%	23.32%
2023	15	12.33	12.33	179	0.00%	1.30%	1.30%	33.04%	33.04%
2022	15	9.27	9.27	138	0.00%	1.30%	1.30%	(29.61)%	(29.61)%
AB VPS Small Cap Growth Portfolio, Class B
2024	17	8.93	8.93	150	0.00%	0.30%	0.30%	18.09%	18.09%
2023	12	7.57	7.57	87	0.00%	0.30%	0.30%	17.37%	17.37%
2022	10	6.45	6.45	64	0.00%	0.30%	0.30%	(39.45)%	(39.45)%
2021	4	10.65	10.65	45	0.00%	0.30%	0.30%	(8.96)%	(8.96)%

	As of December 31				For the period ended December 31
Subaccount	Units (000’s)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000’s)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High

American Funds IS Asset Allocation Fund, Class 4
2024	51	$18.63	$18.63	$955	2.00%	1.30%	1.30%	14.60%	14.60%
2023	52	16.26	16.26	844	2.05%	1.30%	1.30%	12.55%	12.55%
2022	50	14.44	14.44	719	2.11%	1.30%	1.30%	(14.78)%	(14.78)%
2021	24	16.95	16.95	413	1.33%	1.30%	1.30%	13.35%	13.35%
2020	26	14.95	14.95	395	1.40%	1.30%	1.30%	10.70%	10.70%
American Funds IS Capital Income Builder, Class 4
2024	10	14.08	14.08	141	2.96%	1.30%	1.30%	8.50%	8.50%
2023	11	12.98	12.98	139	2.68%	1.30%	1.30%	7.35%	7.35%
2022	11	12.09	12.09	137	3.38%	1.30%	1.30%	(8.58)%	(8.58)%
2021	3	13.23	13.23	44	13.92%	1.30%	1.30%	5.61%	5.61%
American Funds IS Capital World Growth and Income Fund, Class 4
2024	3	17.57	17.57	60	1.56%	1.30%	1.30%	12.21%	12.21%
2023	3	15.66	15.66	52	1.74%	1.30%	1.30%	19.09%	19.09%
2022	3	13.15	13.15	44	2.06%	1.30%	1.30%	(18.64)%	(18.64)%
2021	3	16.16	16.16	52	1.50%	1.30%	1.30%	12.98%	12.98%
2020	3	14.30	14.30	44	1.55%	1.30%	1.30%	7.14%	7.14%
American Funds IS Global Growth Fund, Class 4
2024	11	14.20	21.66	226	1.37%	0.30%	1.30%	13.05%	11.91%
2023	13	12.56	19.36	244	0.63%	0.30%	1.30%	21.93%	20.71%
2022	19	10.30	16.04	290	0.42%	0.30%	1.30%	(25.14)%	(25.89)%
2021	17	13.76	21.64	350	0.21%	0.30%	1.30%	15.79%	14.63%
2020	9	11.88	18.88	365	0.15%	0.30%	1.30%	28.48%	28.48%
American Funds IS Global Small Capitalization Fund, Class 4
2024	-	-	-	-	0.00%	1.30%	1.30%	0.62%	0.62%
2023	1	13.33	13.33	12	0.03%	1.30%	1.30%	14.29%	14.29%
2022	1	11.66	11.66	10	0.00%	1.30%	1.30%	(30.60)%	(30.60)%
2021	1	16.80	16.80	11	0.00%	1.30%	1.30%	5.04%	5.04%
2020	1	15.99	15.99	11	0.12%	1.30%	1.30%	27.71%	27.71%

	As of December 31				For the period ended December 31
Subaccount	Units (000’s)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000’s)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High

American Funds IS Growth Fund, Class 4
2024	8	$19.60	$37.45	$258	0.16%	0.30%	1.30%	10.12%	29.58%
2023	7	28.90	28.90	201	0.18%	1.30%	1.30%	36.35%	36.35%
2022	9	21.19	21.19	182	0.10%	1.30%	1.30%	(31.02)%	(31.02)%
2021	6	30.73	30.73	179	0.06%	1.30%	1.30%	20.10%	20.10%
2020	7	25.58	25.58	168	0.21%	1.30%	1.30%	49.75%	49.75%
American Funds IS Growth-Income Fund, Class 4
2024	2	23.27	23.27	47	0.96%	1.30%	1.30%	22.30%	22.30%
2023	2	19.03	19.03	41	1.31%	1.30%	1.30%	24.20%	24.20%
2022	1	15.32	15.32	20	0.30%	1.30%	1.30%	(17.79)%	(17.79)%
2021	10	14.18	14.18	146	1.14%	0.30%	0.30%	0.52%	0.52%
American Funds IS International Fund, Class 4
2024	2	11.68	11.68	19	0.94%	1.30%	1.30%	1.59%	1.59%
2023	2	11.49	11.49	22	0.90%	1.30%	1.30%	14.06%	14.06%
2022	3	10.08	10.08	34	1.79%	1.30%	1.30%	(22.05)%	(22.05)%
2021	2	12.93	12.93	20	2.49%	1.30%	1.30%	(6.85)%	(6.85)%
American Funds IS New World Fund, Class 4
2024	16	12.12	14.85	190	1.09%	0.30%	1.30%	6.01%	4.94%
2023	21	11.43	14.15	239	1.21%	0.30%	1.30%	15.32%	14.17%
2022	23	9.91	12.39	239	0.28%	0.30%	1.30%	(22.49)%	(23.26)%
2021	2	16.15	16.15	31	0.97%	1.30%	1.30%	3.27%	3.27%
2020	1	15.64	15.64	11	0.04%	1.30%	1.30%	21.69%	21.69%
American Funds IS The Bond Fund of America, Class 4
2024	12	10.00	10.00	117	4.08%	1.30%	1.30%	(0.34)%	(0.34)%
2023	11	10.04	10.04	112	3.11%	1.30%	1.30%	3.37%	3.37%
2022	12	9.71	9.71	116	2.69%	1.30%	1.30%	(13.88)%	(13.88)%
2021	11	11.28	11.28	120	1.96%	1.30%	1.30%	(1.88)%	(1.88)%
2020	2	11.49	11.49	23	2.07%	1.30%	1.30%	7.96%	7.96%

	As of December 31					For the period ended December 31
Subaccount	Units (000’s)		Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000’s)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
			Low	High			Low	High	Low	High

American Funds IS U.S. Government Securities Fund, Class 4
2024	12		$9.49	$9.49	$113	3.91%	1.30%	1.30%	(0.87)%	(0.87)%
2023	12		9.57	9.57	111	3.56%	1.30%	1.30%	1.29%	1.29%
2022	10		9.45	9.45	98	7.31%	1.30%	1.30%	(12.35)%	(12.35)%
American Funds IS Washington Mutual Investors Fund, Class 4
2024	16		22.29	22.29	353	1.46%	1.30%	1.30%	17.30%	17.30%
2023	18		19.01	19.01	335	1.75%	1.30%	1.30%	15.46%	15.46%
2022	17		16.46	16.46	275	2.18%	1.30%	1.30%	(9.87)%	(9.87)%
2021	8		18.26	18.26	155	1.27%	1.30%	1.30%	25.86%	25.86%
2020	9		14.51	14.51	133	1.63%	1.30%	1.30%	7.06%	7.06%
BlackRock 60/40 Target Allocation ETF V.I. Fund, Class III
2024	25		11.51	11.51	293	2.12%	1.30%	1.30%	9.91%	9.91%
2023	26		10.47	10.47	272	2.04%	1.30%	1.30%	13.82%	13.82%
2022	23		9.20	9.20	207	3.90%	1.30%	1.30%	(16.14)%	(16.14)%
BlackRock Global Allocation V.I. Fund, Class III
2024	4		10.37	10.37	41	1.46%	1.30%	1.30%	7.50%	7.50%
2023	4		9.65	9.65	39	2.38%	1.30%	1.30%	11.03%	11.03%
2022	5		8.69	8.69	40	0.00%	1.30%	1.30%	(17.16)%	(17.16)%
2021	2		10.49	10.49	21	0.66%	1.30%	1.30%	(1.01)%	1.57%
ClearBridge Variable Large Cap Growth Portfolio, Class II
2024	-		-	-	-	0.00%	1.30%	1.30%	17.12%	17.12%
2023	0	*	11.75	11.75	4	0.00%	1.30%	1.30%	41.80%	41.80%
2022	1		8.28	8.28	6	0.00%	1.30%	1.30%	(33.29)%	(33.29)%
ClearBridge Variable Mid Cap Portfolio, Class II
2024	26		35.16	24.77	722	0.36%	1.15%	1.75%	8.46%	7.80%
2023	31		32.42	22.98	789	0.01%	1.15%	1.75%	11.33%	10.66%
2022	8		29.12	20.77	207	0.03%	1.15%	1.75%	(26.36)%	(26.80)%
2021	37		39.54	28.37	1,161	0.03%	1.15%	1.75%	75.80%	(8.93)%
2020	47		22.49	31.16	1,187	0.03%	1.15%	1.75%	13.09%	13.78%

	As of December 31				For the period ended December 31
Subaccount	Units (000’s)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000’s)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High

ClearBridge Variable Small Cap Growth Portfolio, Class II
2024	11	$42.49	$29.67	$357	0.00%	1.15%	1.75%	3.03%	6.00%
2023	8	41.24	27.99	252	0.00%	1.15%	1.75%	6.88%	6.24%
2022	4	38.59	26.34	122	0.00%	1.15%	1.75%	(29.82)%	(30.25)%
2021	7	54.98	37.77	315	0.00%	1.15%	1.75%	60.64%	(23.74)%
2020	47	34.23	49.52	792	0.00%	1.15%	1.75%	40.42%	41.27%
Columbia VP Balanced Fund, Class 2
2024	35	12.28	12.28	428	0.00%	1.30%	1.30%	12.81%	12.81%
2023	37	10.89	10.89	403	0.00%	1.30%	1.30%	19.53%	19.53%
2022	30	9.11	9.11	276	0.00%	1.30%	1.30%	(17.94)%	(17.94)%
Columbia VP Intermediate Bond Fund, Class 2
2024	28	8.53	8.53	238	4.70%	1.30%	1.30%	0.40%	0.40%
2023	27	8.50	8.50	226	2.21%	1.30%	1.30%	4.71%	4.71%
2022	29	8.11	8.11	232	5.15%	1.30%	1.30%	(18.29)%	(18.29)%
2021	3	9.93	9.93	28	0.00%	1.30%	1.30%	(0.40)%	(0.40)%
Columbia VP Limited Duration Credit Fund, Class 2
2024	2	9.92	9.92	15	3.70%	1.30%	1.30%	3.27%	3.27%
2023	2	9.60	9.60	15	3.06%	1.30%	1.30%	5.28%	5.28%
2022	2	9.12	9.12	15	0.33%	1.30%	1.30%	(7.57)%	(7.57)%
Columbia VP Strategic Income Fund, Class 2
2024	1	9.67	9.67	9	4.39%	1.30%	1.30%	3.14%	3.14%
2023	1	9.38	9.38	8	3.65%	1.30%	1.30%	7.79%	7.79%
2022	1	8.70	8.70	6	6.01%	1.30%	1.30%	(12.66)%	(12.66)%
Dimensional VA Global Bond Portfolio
2024	4	10.18	10.18	37	4.91%	0.30%	0.30%	5.07%	5.07%
2023	4	9.68	9.68	35	4.00%	0.30%	0.30%	4.74%	4.74%
2022	4	9.25	9.25	34	1.99%	0.30%	0.30%	(6.61)%	(6.61)%
2021	2	9.90	9.90	21	2.90%	0.30%	0.30%	(1.12)%	(1.12)%

	As of December 31					For the period ended December 31
Subaccount	Units (000’s)		Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000’s)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
			Low	High			Low	High	Low	High

Dimensional VA International Small Portfolio
2024	1		$14.00	$14.00	$15	0.38%	0.30%	0.30%	3.50%	3.50%
2023	7		13.53	13.53	89	7.74%	0.30%	0.30%	13.77%	13.77%
2022	1		11.89	11.89	13	3.60%	0.30%	0.30%	(17.89)%	(17.89)%
2021	-		14.48	14.48	6	5.46%	0.30%	0.30%	2.60%	2.60%
Dimensional VA International Value Portfolio
2024	9		17.34	17.34	156	5.14%	0.30%	0.30%	6.30%	6.30%
2023	13		16.31	16.31	206	3.87%	0.30%	0.30%	17.51%	17.51%
2022	18		13.88	13.88	251	2.12%	0.30%	0.30%	(3.75)%	(3.75)%
2021	19		14.42	14.42	270	8.46%	0.30%	0.30%	4.00%	4.00%
Dimensional VA Short-Term Fixed Portfolio
2024	8		10.78	10.78	88	4.94%	0.30%	0.30%	5.17%	5.17%
2023	8		10.25	10.25	83	3.86%	0.30%	0.30%	4.67%	4.67%
2022	8		9.79	9.79	79	1.42%	0.30%	0.30%	(1.45)%	(1.45)%
2021	7		9.94	9.94	67	0.01%	0.30%	0.30%	(0.33)%	(0.33)%
Dimensional VA US Large Value Portfolio
2024	22		18.68	18.68	407	2.12%	0.30%	0.30%	13.04%	13.04%
2023	20		16.53	16.53	332	2.30%	0.30%	0.30%	10.59%	10.59%
2022	21		14.94	14.94	312	2.53%	0.30%	0.30%	(5.16)%	(5.16)%
2021	21		15.76	15.76	329	3.53%	0.30%	0.30%	8.28%	8.28%
Dimensional VA US Targeted Value Portfolio
2024	23		24.36	24.36	556	1.39%	0.30%	0.30%	7.81%	7.81%
2023	25		22.60	22.60	570	2.61%	0.30%	0.30%	19.67%	19.67%
2022	1		18.88	18.88	10	22.96%	0.30%	0.30%	(4.50)%	(4.50)%
Fidelity VIP Asset Manager Portfolio, Service Class 2
2024	0	*	10.72	10.72	3	2.37%	1.30%	1.30%	6.82%	6.82%
2023	0	*	10.04	10.04	3	2.20%	1.30%	1.30%	11.19%	11.19%
2022	0	*	9.03	9.03	3	1.80%	1.30%	1.30%	(16.25)%	(16.25)%
2021	-		10.78	10.78	3	3.64%	1.30%	1.30%	0.32%	2.44%

	As of December 31						For the period ended December 31
Subaccount	Units (000’s)		Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000’s)		Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
			Low	High				Low	High	Low	High

Fidelity VIP Balanced Portfolio, Service Class 2
2024	68		$13.08	$12.59	$864		1.79%	0.30%	1.30%	1.86%	14.12%
2023	64		11.03	11.03	706		1.62%	1.30%	1.30%	19.66%	19.66%
2022	53		9.22	9.22	487		1.74%	1.30%	1.30%	(19.25)%	(19.25)%
Fidelity VIP Contrafund Portfolio, Service Class 2
2024	83		73.19	43.70	4,061		0.04%	1.05%	1.75%	32.04%	31.11%
2023	138		55.43	33.33	5,068		0.26%	1.05%	1.75%	31.73%	30.80%
2022	95		42.08	25.49	2,836		0.16%	1.05%	1.75%	(27.26)%	(27.77)%
2021	192		57.85	35.28	7,547		0.03%	1.05%	1.75%	26.17%	25.28%
2020	226		28.16	45.85	6,901		0.08%	1.05%	1.75%	27.96%	28.87%
Fidelity VIP Equity-Income Portfolio, Service Class 2
2024	-		-	-	-		0.00%	1.50%	1.50%	13.00%	13.00%
2023	-		30.54	30.54	0	*	0.01%	1.50%	1.50%	3.69%	3.69%
2022	3		29.45	29.45	90		1.01%	1.50%	1.50%	(6.66)%	(6.66)%
2021	7		31.56	31.56	232		1.68%	1.50%	1.50%	22.74%	22.74%
2020	8		25.71	25.71	205		1.54%	1.50%	1.50%	4.85%	4.85%
Fidelity VIP FundsManager 20% Portfolio, Service Class 2
2024	25		10.61	10.21	258		7.19%	0.30%	1.30%	(1.71)%	4.01%
2023	0	*	9.82	9.82	4		1.60%	1.30%	1.30%	6.62%	6.62%
2022	2		9.21	9.21	15		3.15%	1.30%	1.30%	(10.93)%	(10.93)%
Fidelity VIP FundsManager 85% Portfolio, Service Class 2
2023	-		10.20	10.20	-		0.48%	1.30%	1.30%	9.63%	9.63%
2022	1		9.30	9.30	11		15.33%	1.30%	1.30%	(18.27)%	(18.27)%
Fidelity VIP Health Care Portfolio, Service Class 2
2024	7		10.12	10.12	68		0.00%	1.30%	1.30%	3.49%	3.49%
2023	7		9.78	9.78	67		0.00%	1.30%	1.30%	2.67%	2.67%
2022	2		9.52	9.52	17		0.00%	1.30%	1.30%	(13.75)%	(13.75)%

	As of December 31				For the period ended December 31
Subaccount	Units (000’s)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000’s)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High

Fidelity VIP Index 500 Portfolio, Service Class 2
2024	123	$64.55	$43.87	$5,724	0.99%	1.15%	1.75%	23.15%	22.40%
2023	188	52.42	35.84	7,078	1.23%	1.15%	1.75%	24.44%	23.69%
2022	144	42.12	28.98	4,388	0.95%	1.15%	1.75%	(19.35)%	(19.84)%
2021	225	52.23	36.15	8,516	1.02%	1.15%	1.75%	26.78%	26.02%
2020	260	28.68	41.20	7,793	1.37%	1.15%	1.75%	15.89%	16.59%
Fidelity VIP Investment Grade Bond Portfolio, Service Class 2
2024	329	9.36	10.50	3,846	3.24%	0.30%	1.75%	1.19%	(0.28)%
2023	361	9.25	10.53	4,200	2.48%	0.30%	1.75%	5.68%	4.15%
2022	384	8.75	10.11	4,302	2.04%	0.30%	1.75%	(13.47)%	(14.73)%
2021	395	10.11	11.86	5,202	1.84%	0.30%	1.75%	(1.19)%	(2.63)%
2020	379	10.23	17.56	5,124	1.96%	0.30%	1.75%	7.26%	8.02%
Fidelity VIP Mid Cap Portfolio, Service Class 2
2024	73	19.01	27.36	2,365	0.29%	0.30%	1.75%	16.82%	15.12%
2023	107	16.27	23.77	2,948	0.41%	0.30%	1.75%	14.46%	12.80%
2022	77	14.21	21.07	1,953	0.19%	0.30%	1.75%	(15.22)%	(16.45)%
2021	150	16.77	25.22	4,331	0.34%	0.30%	1.75%	24.93%	23.12%
2020	187	13.42	39.57	4,393	0.35%	0.30%	1.75%	15.81%	16.51%
Franklin DynaTech VIP Fund
2024	53	58.61	38.67	2,220	0.00%	1.15%	1.75%	28.94%	18.90%
2023	20	45.45	32.90	651	0.00%	1.15%	1.65%	42.13%	41.41%
2022	5	31.98	21.36	121	0.00%	1.15%	1.75%	(40.65)%	(41.01)%
2021	16	53.88	36.21	621	0.00%	1.15%	1.75%	14.81%	14.12%
2020	27	31.73	46.93	904	0.00%	1.15%	1.75%	42.36%	43.22%
Franklin Income VIP Fund, Class 2
2024	162	23.95	17.19	3,155	5.25%	1.05%	1.75%	6.07%	6.20%
2023	159	22.58	16.32	2,931	5.90%	1.05%	1.75%	7.49%	6.73%
2022	60	21.01	15.29	1,087	3.15%	1.05%	1.75%	(6.46)%	(7.12)%
2021	233	22.46	16.46	4,275	4.66%	1.05%	1.75%	15.53%	14.72%
2020	268	14.35	22.86	4,259	1.84%	1.05%	1.75%	(1.07)%	(0.36)%

	As of December 31				For the period ended December 31
Subaccount	Units (000’s)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000’s)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High

Franklin Multi-Asset Dynamic Multi-Strategy VIT, Class 2
2022	-	$11.58	$11.05	$-	0.00%	1.30%	1.75%	(13.57)%	(13.81)%
2021	542	13.40	12.82	7,208	2.32%	1.30%	1.75%	11.19%	10.68%
2020	617	11.58	12.05	7,449	1.49%	1.30%	1.75%	(9.92)%	(9.50)%
Franklin Mutual Shares VIP Fund, Class 2
2024	122	16.63	20.93	2,681	1.94%	0.30%	1.75%	10.94%	9.32%
2023	142	14.99	19.15	2,843	2.09%	0.30%	1.75%	13.12%	11.49%
2022	96	13.25	17.17	1,740	1.07%	0.30%	1.75%	(7.71)%	(9.05)%
2021	218	14.36	18.88	4,268	2.91%	0.30%	1.75%	18.81%	17.09%
2020	260	12.08	21.85	4,346	1.12%	0.30%	1.75%	(6.70)%	(6.04)%
Franklin Rising Dividends VIP Fund, Class 2
2024	99	16.66	34.28	3,670	1.02%	0.30%	1.75%	10.45%	8.84%
2023	113	15.08	31.50	3,831	1.05%	0.30%	1.75%	11.74%	10.12%
2022	135	13.50	28.60	4,155	0.36%	0.30%	1.75%	(10.84)%	(12.13)%
2021	165	15.14	32.55	5,748	0.86%	0.30%	1.75%	26.41%	24.57%
2020	195	11.97	38.16	5,399	0.75%	0.30%	1.75%	13.94%	14.75%
Franklin Small Cap Value VIP Fund, Class 2
2024	19	37.59	27.34	567	0.95%	1.15%	1.75%	10.42%	9.74%
2023	20	34.04	24.91	557	0.49%	1.15%	1.75%	11.45%	10.78%
2022	16	30.54	22.49	398	0.55%	1.15%	1.75%	(11.10)%	(11.63)%
2021	29	34.36	25.45	806	1.07%	1.15%	1.75%	23.93%	23.18%
2020	34	20.66	27.72	775	0.87%	1.15%	1.75%	3.35%	3.98%
Franklin Small-Mid Cap Growth VIP Fund, Class 2
2024	22	51.43	29.30	709	0.00%	1.15%	1.75%	9.75%	9.09%
2023	32	46.86	26.86	955	0.00%	1.15%	1.75%	25.29%	24.53%
2022	23	37.41	21.57	553	0.00%	1.15%	1.75%	(34.45)%	(34.85)%
2021	29	57.07	33.11	1,056	0.00%	1.15%	1.75%	8.75%	8.09%
2020	41	30.63	52.47	1,363	0.00%	1.15%	1.75%	52.38%	53.31%

	As of December 31					For the period ended December 31
Subaccount	Units (000’s)		Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000’s)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
			Low	High			Low	High	Low	High

Franklin U.S. Government Securities VIP Fund, Class 2
2024	259		$11.71	$8.80	$2,552	3.11%	1.05%	1.75%	0.30%	(0.41)%
2023	268		11.67	8.84	2,632	2.66%	1.05%	1.75%	3.37%	2.65%
2022	312		11.29	8.61	2,981	2.36%	1.05%	1.75%	(10.70)%	(11.33)%
2021	328		12.64	9.71	3,537	2.40%	1.05%	1.75%	(2.86)%	(3.54)%
2020	329		10.07	13.02	3,658	3.40%	1.05%	1.75%	2.02%	2.74%
Goldman Sachs VIT Core Fixed Income Fund, Service Shares
2024	35		8.97	9.91	343	3.71%	0.30%	1.30%	0.59%	(0.43)%
2023	36		8.92	9.95	360	2.80%	0.30%	1.30%	5.51%	4.46%
2022	41		8.46	9.53	384	1.39%	0.30%	1.30%	(14.53)%	(15.39)%
2021	38		9.89	11.26	426	1.10%	0.30%	1.30%	(2.52)%	(3.50)%
2020	36		10.15	11.67	421	1.96%	0.30%	1.30%	7.98%	7.98%
Goldman Sachs VIT International Equity Insights Fund, Institutional Shares
2024	0	*	27.01	27.01	3	2.94%	1.40%	1.40%	4.64%	4.64%
2023	0	*	25.82	25.82	3	2.70%	1.40%	1.40%	17.05%	17.05%
2022	0	*	22.06	22.06	2	3.00%	1.40%	1.40%	(14.76)%	(14.76)%
2021	-		25.88	25.88	3	2.93%	1.40%	1.40%	10.60%	10.60%
2020	0	*	23.39	23.39	3	1.46%	1.40%	1.40%	5.32%	5.32%
Goldman Sachs VIT International Equity Insights Fund, Service Shares
2024	20		13.36	14.35	335	2.26%	1.05%	1.75%	4.70%	5.37%
2023	26		12.76	13.62	416	1.81%	1.05%	1.75%	17.19%	16.36%
2022	22		10.89	15.33	307	2.59%	1.05%	1.65%	(14.62)%	(15.14)%
2021	32		12.75	13.80	530	2.21%	1.05%	1.75%	10.64%	9.86%
2020	44		11.53	17.48	657	1.27%	1.05%	1.75%	4.68%	5.43%
Goldman Sachs VIT Large Cap Value Fund, Service Shares
2024	21		26.54	28.38	669	1.14%	1.05%	1.75%	15.56%	18.74%
2023	23		22.97	23.90	646	1.35%	1.05%	1.75%	11.53%	10.74%
2022	29		20.59	21.58	735	1.05%	1.05%	1.75%	(7.55)%	(8.20)%
2021	36		22.27	23.51	977	0.90%	1.05%	1.75%	22.63%	21.76%
2020	41		18.16	24.30	917	0.99%	1.05%	1.75%	1.93%	2.66%

	As of December 31					For the period ended December 31
Subaccount	Units (000’s)		Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000’s)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
			Low	High			Low	High	Low	High

Goldman Sachs VIT Mid Cap Growth Fund, Service Shares
2024	7		$48.62	$45.02	$306	0.00%	1.15%	1.65%	18.90%	18.29%
2023	8		40.90	38.06	302	0.00%	1.15%	1.65%	17.09%	16.50%
2022	4		34.93	32.67	119	0.00%	1.15%	1.65%	(27.15)%	(27.52)%
2021	8		47.94	45.07	337	0.00%	1.15%	1.65%	10.20%	9.64%
2020	2		33.13	43.51	344	0.00%	1.15%	1.65%	41.93%	42.65%
Goldman Sachs VIT Mid Cap Value Fund, Service Shares
2024	42		32.83	26.85	1,257	0.68%	1.15%	1.75%	10.86%	10.19%
2023	60		29.61	24.37	1,623	0.59%	1.15%	1.75%	9.84%	9.17%
2022	49		26.96	22.32	1,229	0.27%	1.15%	1.75%	(11.26)%	(11.80)%
2021	90		30.38	25.30	2,491	0.21%	1.15%	1.75%	29.07%	28.29%
2020	99		19.72	23.54	2,148	0.35%	1.15%	1.75%	6.30%	6.95%
Goldman Sachs VIT Small Cap Equity Insights Fund, Institutional Shares
2024	0	*	88.17	88.17	22	1.00%	1.40%	1.40%	17.38%	17.38%
2023	0	*	75.12	75.12	19	1.04%	1.40%	1.40%	17.61%	17.61%
2022	0	*	63.87	63.87	16	0.30%	1.40%	1.40%	(20.51)%	(20.51)%
2021	-		80.34	80.34	20	0.50%	1.40%	1.40%	22.06%	22.06%
2020	0	*	65.82	65.82	16	0.20%	1.40%	1.40%	7.06%	7.06%
Goldman Sachs VIT Small Cap Equity Insights Fund, Service Shares
2024	1		12.44	12.44	19	0.74%	0.30%	0.30%	18.46%	18.46%
2023	2		10.50	10.50	19	0.72%	0.30%	0.30%	18.60%	18.60%
2022	2		8.85	8.85	22	0.19%	0.30%	0.30%	(19.88)%	(19.88)%
Goldman Sachs VIT Strategic Growth Fund, Institutional Shares
2024	1		131.42	131.42	84	0.00%	1.40%	1.40%	30.51%	30.51%
2023	1		100.70	100.70	67	0.00%	1.40%	1.40%	39.96%	39.96%
2022	1		71.95	71.95	50	0.00%	1.40%	1.40%	(33.46)%	(33.46)%
2021	1		108.12	108.12	81	0.00%	1.40%	1.40%	20.22%	20.22%
2020	1		89.94	89.94	71	0.08%	1.40%	1.40%	38.54%	38.54%

	As of December 31					For the period ended December 31
Subaccount	Units (000’s)		Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000’s)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
			Low	High			Low	High	Low	High

Goldman Sachs VIT Strategic Growth Fund, Service Shares
2024	76		$79.08	$52.40	$4,897	0.00%	1.15%	1.75%	30.56%	29.77%
2023	65		60.57	40.38	3,079	0.00%	1.15%	1.75%	40.03%	39.18%
2022	26		43.26	29.01	922	0.00%	1.15%	1.75%	(33.45)%	(33.86)%
2021	75		65.00	43.86	3,789	0.00%	1.15%	1.75%	20.16%	19.43%
2020	92		36.73	54.10	3,754	0.00%	1.15%	1.75%	37.66%	38.50%
Goldman Sachs VIT Trend Driven Allocation, Service Shares
2024	19		14.74	14.13	274	3.08%	1.30%	1.65%	10.30%	9.91%
2023	21		13.36	12.86	273	1.70%	1.30%	1.65%	14.08%	13.67%
2022	21		11.71	11.31	239	0.00%	1.30%	1.65%	(20.21)%	(20.49)%
2021	13		14.68	14.23	195	0.00%	1.30%	1.65%	14.66%	14.26%
2020	14		12.45	12.80	173	0.27%	1.30%	1.65%	2.40%	2.76%
Goldman Sachs VIT U.S. Equity Insights Fund, Institutional Shares
2024	1		120.62	120.62	101	0.66%	1.40%	1.40%	26.52%	26.52%
2023	1		95.33	95.33	82	0.70%	1.40%	1.40%	22.08%	22.08%
2022	1		78.09	78.09	69	0.77%	1.40%	1.40%	(20.86)%	(20.86)%
2021	1		98.67	98.67	91	0.83%	1.40%	1.40%	27.60%	27.60%
2020	1		77.33	77.33	73	0.82%	1.40%	1.40%	15.90%	15.90%
Goldman Sachs VIT U.S. Equity Insights Fund, Service Shares
2024	0	*	57.86	57.86	19	0.42%	1.50%	1.50%	26.08%	26.08%
2023	0	*	45.89	45.89	17	0.45%	1.50%	1.50%	21.74%	21.74%
2022	0	*	37.70	37.70	16	0.54%	1.50%	1.50%	(21.10)%	(21.10)%
2021	-		47.78	47.78	21	0.55%	1.50%	1.50%	27.18%	27.18%
2020	1		37.57	37.57	20	0.58%	1.50%	1.50%	15.56%	15.56%
Invesco V.I. American Franchise Fund, Series I
2024	3		26.36	26.36	72	0.00%	1.40%	1.40%	32.99%	32.99%
2023	3		19.82	19.82	63	0.00%	1.40%	1.40%	38.96%	38.96%
2022	4		14.26	14.26	55	0.00%	1.40%	1.40%	(32.08)%	(32.08)%

	As of December 31				For the period ended December 31
Subaccount	Units (000’s)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000’s)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High

Invesco V.I. American Value Fund, Series II
2024	9	$43.25	$30.45	$291	0.77%	1.15%	1.75%	28.59%	27.81%
2023	11	33.63	23.82	284	0.26%	1.15%	1.75%	13.97%	13.28%
2022	13	29.51	21.03	288	0.34%	1.15%	1.75%	(3.98)%	(4.56)%
2021	14	30.73	22.03	316	0.23%	1.15%	1.75%	26.16%	25.40%
2020	16	17.57	24.36	303	0.50%	1.15%	1.75%	(0.91)%	(0.30)%
Invesco V.I. Balanced-Risk Allocation Fund Class, Series II
2024	350	17.49	13.81	5,247	5.67%	1.15%	1.75%	2.36%	1.74%
2023	385	17.09	13.58	5,648	0.00%	1.15%	1.75%	5.18%	4.54%
2022	436	16.25	12.99	6,087	7.66%	1.15%	1.75%	(15.50)%	(16.01)%
2021	462	19.23	15.46	7,648	2.92%	1.15%	1.75%	8.01%	7.35%
2020	559	14.40	17.80	8,602	6.76%	1.15%	1.75%	8.07%	8.73%
Invesco V.I. Capital Appreciation Fund, Series I
2024	2	78.74	78.74	131	0.00%	1.40%	1.40%	32.28%	32.28%
2023	2	59.53	59.53	109	0.00%	1.40%	1.40%	33.49%	33.49%
2022	2	44.59	44.59	93	0.00%	1.40%	1.40%	(31.75)%	(31.75)%
2021	2	65.34	65.34	145	0.00%	1.40%	1.40%	20.86%	20.86%
2020	2	54.06	54.06	129	0.00%	1.40%	1.40%	34.68%	34.68%
Invesco V.I. Capital Appreciation Fund, Series II
2024	9	54.31	42.69	462	0.00%	1.05%	1.75%	32.42%	31.48%
2023	11	41.02	32.47	422	0.00%	1.05%	1.75%	33.62%	32.68%
2022	2	30.70	40.19	92	0.00%	1.05%	1.65%	(31.69)%	(32.10)%
2021	14	44.94	36.08	629	0.00%	1.05%	1.75%	21.00%	20.14%
2020	17	30.03	50.79	604	0.00%	1.05%	1.75%	33.86%	34.81%
Invesco V.I. Comstock Fund, Series I
2024	2	55.48	55.48	96	1.78%	1.40%	1.40%	13.56%	13.56%
2023	2	48.86	48.86	84	1.86%	1.40%	1.40%	10.79%	10.79%
2022	2	44.10	44.10	77	1.60%	1.40%	1.40%	(0.29)%	(0.29)%
2021	2	44.23	44.23	79	1.79%	1.40%	1.40%	31.50%	31.50%
2020	2	33.63	33.63	71	2.00%	1.40%	1.40%	(2.24)%	(2.24)%

	As of December 31				For the period ended December 31
Subaccount	Units (000’s)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000’s)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High

Invesco V.I. Comstock Fund, Series II
2024	25	$21.36	$31.65	$899	1.48%	0.30%	1.75%	14.52%	12.85%
2023	31	18.65	28.05	968	0.93%	0.30%	1.75%	11.76%	10.14%
2022	34	16.69	25.46	959	0.60%	0.30%	1.75%	0.54%	(0.91)%
2021	23	37.80	25.70	696	1.54%	1.15%	1.75%	31.52%	30.72%
2020	25	19.66	31.58	575	0.57%	1.15%	1.75%	(2.82)%	(2.22)%
Invesco V.I. Conservative Balanced Fund, Series II
2024	-	-	-	-	2.50%	1.30%	1.30%	2.05%	2.05%
2023	2	9.80	9.80	16	1.87%	1.30%	1.30%	10.85%	10.85%
2022	1	8.84	8.84	13	2.62%	1.30%	1.30%	(18.10)%	(18.10)%
Invesco V.I. Discovery Mid Cap Growth Fund, Series I
2024	1	54.97	54.97	47	0.00%	1.40%	1.40%	22.49%	22.49%
2023	1	44.88	44.88	46	0.00%	1.40%	1.40%	11.57%	11.57%
2022	1	40.23	40.23	52	0.00%	1.40%	1.40%	(31.95)%	(31.95)%
2021	1	59.11	59.11	83	0.00%	1.40%	1.40%	17.43%	17.43%
2020	2	50.33	50.33	79	0.03%	1.40%	1.40%	38.72%	38.72%
Invesco V.I. Discovery Mid Cap Growth Fund, Series II
2024	13	16.13	15.79	251	0.00%	1.30%	1.75%	6.36%	21.74%
2023	16	13.19	12.97	267	0.00%	1.30%	1.75%	11.39%	10.88%
2022	8	11.84	11.70	124	0.00%	1.30%	1.75%	(32.02)%	(32.33)%
2021	18	17.42	17.29	409	0.00%	1.30%	1.75%	17.25%	16.72%
2020	24	14.81	47.19	446	0.00%	1.30%	1.75%	37.93%	38.14%
Invesco V.I. Equity and Income Fund, Series II
2024	65	33.11	23.02	1,772	1.58%	1.15%	1.75%	10.62%	9.94%
2023	67	29.93	20.94	1,710	1.15%	1.15%	1.75%	8.98%	8.32%
2022	46	27.47	19.33	1,103	0.97%	1.15%	1.75%	(8.77)%	(9.32)%
2021	75	30.11	21.32	2,013	1.58%	1.15%	1.75%	16.99%	16.28%
2020	92	18.34	28.69	2,159	2.11%	1.15%	1.75%	7.73%	8.39%

	As of December 31					For the period ended December 31
Subaccount	Units (000’s)		Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000’s)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
			Low	High			Low	High	Low	High

Invesco V.I. EQV International Equity Fund, Series II
2024	9		$15.37	$14.74	$145	1.61%	1.15%	1.65%	(0.81)%	1.43%
2023	15		15.50	14.53	228	0.00%	1.15%	1.65%	16.52%	15.93%
2022	9		13.30	12.76	119	2.15%	1.15%	1.50%	(19.44)%	(19.72)%
2021	23		12.53	15.89	322	0.61%	0.30%	1.50%	(1.18)%	4.02%
2020	18		15.05	16.24	286	1.99%	1.15%	1.65%	11.87%	12.43%
Invesco V.I. Global Fund, Series I
2024	1		78.02	78.02	62	0.00%	1.40%	1.40%	14.44%	14.44%
2023	1		68.18	68.18	65	0.22%	1.40%	1.40%	32.86%	32.86%
2022	1		51.32	51.32	61	0.00%	1.40%	1.40%	(32.72)%	(32.72)%
2021	1		76.27	76.27	99	0.00%	1.40%	1.40%	13.88%	13.88%
2020	1		66.98	66.98	97	0.64%	1.40%	1.40%	25.85%	25.85%
Invesco V.I. Global Fund, Series II
2024	48		45.72	27.16	1,840	0.00%	1.15%	1.75%	14.45%	13.75%
2023	63		39.95	23.88	2,087	0.00%	1.15%	1.75%	32.91%	32.11%
2022	29		30.06	18.08	890	0.00%	1.15%	1.75%	(32.72)%	(33.13)%
2021	77		44.67	27.03	3,061	0.00%	1.15%	1.75%	13.85%	13.16%
2020	89		23.89	62.99	2,909	0.36%	1.15%	1.75%	25.11%	25.87%
Invesco V.I. Global Real Estate Fund, Series II
2024	14		12.77	12.21	177	2.50%	1.30%	1.65%	(3.39)%	(3.73)%
2023	20		13.22	12.68	269	0.56%	1.30%	1.65%	7.42%	7.04%
2022	2		12.31	12.31	29	0.36%	1.30%	1.30%	(26.11)%	(26.11)%
2021	27		16.66	16.09	444	2.10%	1.30%	1.65%	23.82%	23.38%
2020	44		13.04	13.45	593	1.83%	1.30%	1.65%	(14.00)%	(13.70)%
Invesco V.I. Global Strategic Income Fund
2024	0	*	21.53	21.53	8	3.11%	1.40%	1.40%	1.71%	1.71%
2023	0	*	21.17	21.17	8	0.00%	1.40%	1.40%	7.37%	7.37%
2022	0	*	19.72	19.72	8	0.00%	1.40%	1.40%	(12.70)%	(12.70)%
2021	-		22.59	22.59	9	4.62%	1.40%	1.40%	(4.76)%	(4.76)%
2020	0	*	23.72	23.72	10	5.52%	1.40%	1.40%	1.96%	1.96%

	As of December 31				For the period ended December 31
Subaccount	Units (000’s)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000’s)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High

Invesco V.I. Global Strategic Income Fund, Series II
2024	224	$16.28	$9.89	$2,925	2.63%	1.05%	1.75%	1.71%	0.98%
2023	264	16.00	9.79	3,496	0.00%	1.05%	1.75%	7.46%	6.71%
2022	316	14.89	9.17	3,955	0.00%	1.05%	1.75%	(12.64)%	(13.25)%
2021	336	17.05	10.58	4,891	4.37%	1.05%	1.75%	(4.57)%	(5.25)%
2020	326	11.16	22.25	4,860	4.97%	1.05%	1.75%	1.19%	1.91%
Invesco V.I. Government Securities Fund, Series II
2024	53	9.21	9.13	513	2.19%	0.30%	1.75%	1.17%	(0.31)%
2023	60	9.11	9.16	582	1.77%	0.30%	1.75%	4.15%	2.64%
2022	66	8.74	8.93	619	2.18%	0.30%	1.75%	(10.84)%	(12.14)%
2021	40	9.81	10.16	426	1.67%	0.30%	1.75%	(2.73)%	(4.14)%
2020	67	10.08	11.60	735	3.30%	0.30%	1.75%	4.12%	4.86%
Invesco V.I. Growth and Income Fund, Series I
2024	1	45.11	45.11	29	1.49%	1.40%	1.40%	14.37%	14.37%
2023	1	39.44	39.44	26	1.64%	1.40%	1.40%	11.09%	11.09%
2022	1	35.50	35.50	23	1.62%	1.40%	1.40%	(7.07)%	(7.07)%
2021	1	38.20	38.20	25	1.17%	1.40%	1.40%	26.71%	26.71%
2020	1	30.15	30.15	38	1.67%	1.40%	1.40%	0.67%	0.67%
Invesco V.I. Growth and Income Fund, Series II
2024	109	42.45	28.76	3,813	1.19%	1.05%	1.75%	14.50%	13.69%
2023	130	37.07	25.30	3,961	0.76%	1.05%	1.75%	11.23%	10.45%
2022	106	33.33	22.91	2,952	0.49%	1.05%	1.75%	(6.99)%	(7.64)%
2021	201	35.83	24.80	5,896	1.38%	1.05%	1.75%	26.84%	25.95%
2020	233	19.69	28.29	5,450	1.06%	1.05%	1.75%	0.07%	0.78%
Invesco V.I. Main Street Fund, Series I
2024	1	54.81	54.81	44	0.00%	1.40%	1.40%	21.91%	21.91%
2023	1	44.96	44.96	36	0.86%	1.40%	1.40%	21.50%	21.50%
2022	1	37.00	37.00	30	1.40%	1.40%	1.40%	(21.25)%	(21.25)%
2021	1	46.99	46.99	38	0.72%	1.40%	1.40%	25.79%	25.79%
2020	1	37.36	37.36	31	1.41%	1.40%	1.40%	12.35%	12.35%

	As of December 31				For the period ended December 31
Subaccount	Units (000’s)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000’s)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High

Invesco V.I. Main Street Fund, Series II
2024	22	$17.83	$37.07	$875	0.00%	0.30%	1.75%	23.02%	21.23%
2023	26	14.49	30.58	863	0.48%	0.30%	1.75%	22.46%	20.69%
2022	21	11.83	25.34	569	0.79%	0.30%	1.75%	(20.55)%	(21.70)%
2021	42	14.89	32.36	1,501	0.51%	0.30%	1.75%	26.85%	25.01%
2020	48	11.74	37.24	1,377	1.03%	0.30%	1.75%	11.71%	12.39%
Invesco V.I. Small Cap Equity Fund, Series II
2024	4	25.46	24.34	101	0.00%	1.30%	1.65%	16.31%	15.90%
2023	4	21.89	21.00	85	0.00%	1.30%	1.65%	14.75%	14.35%
2022	2	19.08	19.08	33	0.00%	1.30%	1.30%	(21.76)%	(21.76)%
2021	4	24.38	23.55	102	0.00%	1.30%	1.65%	8.19%	18.12%
2020	2	19.94	20.57	50	0.02%	1.30%	1.65%	24.78%	25.22%
Invesco V.I. U.S. Government Money Portfolio, Series I
2024	2,330	10.93	9.07	7,812	4.54%	0.30%	1.75%	4.32%	2.80%
2023	2,418	10.48	8.82	7,786	4.40%	0.30%	1.75%	4.22%	2.71%
2022	10,290	10.05	8.59	31,777	2.34%	0.30%	1.75%	0.96%	(0.50)%
2021	2,652	0.90	8.63	7,227	0.00%	1.15%	1.75%	(1.14)%	(1.74)%
2020	1,771	0.91	9.17	5,622	0.31%	1.15%	1.75%	(1.54)%	(0.94)%
Janus Henderson Overseas Fund, Class S
2024	8	10.96	10.96	90	23.66%	0.30%	0.30%	(3.76)%	(3.76)%
Lord Abbett Series Fund Bond Debenture Portfolio
2024	262	24.56	14.27	5,318	5.64%	1.05%	1.75%	5.59%	4.84%
2023	247	23.26	13.61	4,596	4.98%	1.05%	1.75%	5.44%	4.70%
2022	286	22.06	13.00	4,969	4.09%	1.05%	1.75%	(13.71)%	(14.32)%
2021	317	25.56	15.17	6,495	3.05%	1.05%	1.75%	2.19%	1.47%
2020	329	14.95	27.83	6,437	3.29%	1.05%	1.75%	5.43%	6.18%

	As of December 31				For the period ended December 31
Subaccount	Units (000’s)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000’s)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High

Lord Abbett Series Fund Fundamental Equity Portfolio
2024	60	$34.51	$25.15	$1,736	0.68%	1.15%	1.75%	15.30%	14.60%
2023	73	29.93	21.94	1,840	0.64%	1.15%	1.75%	13.32%	12.64%
2022	38	26.41	19.48	895	0.62%	1.15%	1.75%	(12.99)%	(13.52)%
2021	98	30.35	22.53	2,531	0.78%	1.15%	1.75%	25.85%	25.09%
2020	125	18.01	24.12	2,557	1.04%	1.15%	1.75%	(0.01)%	0.60%
Lord Abbett Series Fund Growth and Income Portfolio
2024	8	40.06	28.68	270	0.83%	1.15%	1.75%	19.21%	18.49%
2023	9	33.60	24.20	265	0.92%	1.15%	1.75%	11.89%	11.22%
2022	10	30.03	21.76	274	1.15%	1.15%	1.75%	(10.48)%	(11.02)%
2021	13	33.55	24.46	378	1.05%	1.15%	1.75%	27.54%	26.77%
2020	14	19.29	26.30	326	1.58%	1.15%	1.75%	0.90%	1.52%
Lord Abbett Series Fund Growth Opportunities Portfolio
2024	17	50.30	50.24	701	0.00%	1.05%	1.65%	29.23%	28.44%
2023	17	38.93	39.11	568	0.00%	1.05%	1.65%	9.51%	8.85%
2022	5	35.54	35.93	182	0.00%	1.05%	1.65%	(33.24)%	(33.64)%
2021	8	53.24	54.15	434	0.00%	1.05%	1.65%	5.34%	4.70%
2020	18	30.08	53.12	761	0.00%	1.05%	1.65%	37.08%	37.92%
Lord Abbett Series Fund Inc. Dividend Growth Portfolio
2024	14	18.12	58.21	549	0.53%	0.30%	1.65%	21.77%	20.12%
2023	16	14.88	48.46	551	0.82%	0.30%	1.65%	15.98%	14.42%
2022	16	12.83	42.36	452	0.77%	0.30%	1.65%	(13.81)%	(14.97)%
2021	27	14.88	49.82	1,015	0.62%	0.30%	1.65%	25.24%	24.57%
2020	39	11.88	41.08	1,147	1.05%	0.30%	1.65%	13.51%	14.09%
Lord Abbett Series Fund Mid Cap Stock Portfolio
2024	4	38.62	32.81	131	0.41%	1.15%	1.65%	13.57%	13.00%
2023	7	34.00	29.04	178	0.47%	1.15%	1.65%	14.10%	13.52%
2022	7	29.80	25.58	159	0.67%	1.15%	1.65%	(12.23)%	(12.68)%
2021	9	33.96	29.29	239	0.61%	1.15%	1.65%	27.22%	26.58%
2020	9	17.12	26.69	193	0.90%	1.15%	1.65%	0.81%	1.32%

	As of December 31					For the period ended December 31
Subaccount	Units (000’s)		Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000’s)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
			Low	High			Low	High	Low	High

Lord Abbett Series Fund Short Duration Income Portfolio
2024	8		$10.40	$10.01	$85	8.60%	0.30%	1.30%	1.00%	3.77%
2023	2		9.65	9.65	22	4.81%	1.30%	1.30%	3.69%	3.69%
2022	2		9.30	9.30	19	3.35%	1.30%	1.30%	(6.29)%	(6.29)%
2021	1		9.93	9.93	14	22.34%	1.30%	1.30%	(0.11)%	(0.11)%
MFS Emerging Markets Equity Portfolio, Service Class
2024	0	*	10.30	10.30	5	2.23%	1.30%	1.30%	9.86%	9.86%
2023	0	*	9.38	9.38	4	1.19%	1.30%	1.30%	9.27%	9.27%
2022	0	*	8.58	8.58	4	3.69%	1.30%	1.30%	(20.98)%	(20.98)%
2021	-		10.86	10.86	5	0.28%	1.30%	1.30%	(8.23)%	(8.23)%
2020	7		11.83	11.83	5	2.60%	1.30%	1.30%	8.90%	8.90%
MFS Growth Series, Initial Class
2024	1		97.00	97.00	110	0.00%	1.40%	1.40%	29.62%	29.62%
2023	1		74.83	74.83	89	0.00%	1.40%	1.40%	33.97%	33.97%
2022	1		55.86	55.86	70	0.00%	1.40%	1.40%	(32.59)%	(32.59)%
2021	1		82.86	82.86	109	0.00%	1.40%	1.40%	21.81%	21.81%
2020	1		68.03	68.03	93	0.00%	1.40%	1.40%	30.01%	30.01%
MFS Growth Series, Service Class
2024	5		82.98	51.91	323	0.00%	1.15%	1.75%	29.64%	28.85%
2023	17		64.01	40.29	760	0.00%	1.15%	1.75%	33.96%	33.15%
2022	19		47.78	30.26	646	0.00%	1.15%	1.75%	(32.59)%	(33.00)%
2021	18		70.88	45.16	931	0.00%	1.15%	1.75%	21.82%	21.08%
2020	20		37.29	63.89	838	0.00%	1.15%	1.75%	29.24%	30.03%
MFS International Intrinsic Value Portfolio, Service Class
2024	1		23.41	23.41	15	1.15%	1.30%	1.30%	5.57%	5.57%
2023	1		22.17	22.17	15	0.47%	1.30%	1.30%	15.85%	15.85%
2022	1		19.14	19.14	14	0.50%	1.30%	1.30%	(24.74)%	(24.74)%
2021	1		25.43	25.43	17	0.14%	1.30%	1.30%	8.84%	8.84%
2020	0	*	23.36	23.36	16	0.77%	1.30%	1.30%	18.65%	18.65%

	As of December 31					For the period ended December 31
Subaccount	Units (000’s)		Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000’s)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
			Low	High			Low	High	Low	High

MFS Investors Trust Series, Initial Class
2024	1		$56.68	$56.68	$78	0.69%	1.40%	1.40%	17.84%	17.84%
2023	1		48.10	48.10	69	0.72%	1.40%	1.40%	17.32%	17.32%
2022	2		41.00	41.00	63	0.63%	1.40%	1.40%	(17.65)%	(17.65)%
2021	2		49.79	49.79	81	0.63%	1.40%	1.40%	25.04%	25.04%
2020	2		39.82	39.82	68	0.58%	1.40%	1.40%	12.28%	12.28%
MFS Investors Trust Series, Service Class
2024	7		51.67	35.78	324	0.45%	1.15%	1.75%	17.84%	17.13%
2023	8		43.84	30.55	339	0.47%	1.15%	1.75%	17.31%	16.60%
2022	10		37.38	26.20	343	0.35%	1.15%	1.75%	(17.64)%	(18.14)%
2021	12		45.38	32.00	491	0.41%	1.15%	1.75%	25.05%	24.30%
2020	14		25.75	37.40	472	0.39%	1.15%	1.75%	11.61%	12.29%
MFS Massachusetts Investors Growth Stock Portfolio, Service Class
2024	3		30.29	28.54	97	0.13%	1.05%	1.65%	14.76%	14.06%
2023	4		26.39	25.02	96	0.05%	1.05%	1.65%	22.41%	21.67%
2022	5		21.56	20.56	107	0.00%	1.05%	1.65%	(20.29)%	(20.77)%
2021	6		27.05	25.96	145	0.03%	1.05%	1.65%	24.34%	23.59%
2020	-		21.00	21.76	136	0.20%	1.05%	1.65%	20.19%	20.92%
MFS New Discovery Series, Initial Class
2024	0	*	74.00	74.00	10	0.00%	1.40%	1.40%	5.22%	5.22%
2023	0	*	70.32	70.32	10	0.00%	1.40%	1.40%	12.82%	12.82%
2022	0	*	62.33	62.33	9	0.00%	1.40%	1.40%	(30.74)%	(30.74)%
2021	-		90.00	90.00	13	0.00%	1.40%	1.40%	0.38%	0.38%
2020	0	*	89.66	89.66	13	0.00%	1.40%	1.40%	43.85%	43.85%
MFS New Discovery Series, Service Class
2024	12		55.79	24.77	509	0.00%	1.15%	1.75%	5.21%	4.57%
2023	13		53.03	23.69	513	0.00%	1.15%	1.75%	12.94%	12.26%
2022	15		46.95	21.10	523	0.00%	1.15%	1.75%	(30.80)%	(31.22)%
2021	13		67.85	30.68	643	0.00%	1.15%	1.75%	0.41%	(0.20)%
2020	15		30.74	84.17	763	0.00%	1.15%	1.75%	43.04%	43.91%

	As of December 31				For the period ended December 31
Subaccount	Units (000’s)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000’s)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High

MFS Research Series, Initial Class
2024	1	$62.26	$62.26	$43	0.61%	1.40%	1.40%	17.20%	17.20%
2023	1	53.12	53.12	37	0.52%	1.40%	1.40%	20.71%	20.71%
2022	1	44.01	44.01	30	0.46%	1.40%	1.40%	(18.37)%	(18.37)%
2021	1	53.91	53.91	37	0.55%	1.40%	1.40%	23.06%	23.06%
2020	1	43.81	43.81	30	0.68%	1.40%	1.40%	14.96%	14.96%
MFS Research Series, Service Class
2024	1	57.54	57.54	48	0.38%	1.15%	1.15%	17.19%	17.19%
2023	1	49.10	49.10	48	0.25%	1.15%	1.15%	20.72%	20.72%
2022	1	40.67	40.67	47	0.18%	1.15%	1.15%	(18.38)%	(18.38)%
2021	1	49.83	49.83	64	0.35%	1.15%	1.15%	23.08%	23.08%
2020	1	40.49	40.49	52	0.50%	1.15%	1.15%	14.98%	14.98%
MFS Total Return Bond Series, Service Class
2024	79	12.64	10.63	918	4.09%	1.15%	1.75%	1.15%	0.53%
2023	86	12.50	10.57	982	2.90%	1.15%	1.75%	5.90%	5.26%
2022	102	11.80	10.04	1,107	2.40%	1.15%	1.75%	(15.17)%	(15.68)%
2021	109	13.91	11.91	1,399	2.55%	1.15%	1.75%	(2.20)%	(2.80)%
2020	105	12.25	14.23	1,381	3.03%	1.15%	1.75%	6.28%	6.93%
MFS Total Return Series, Initial Class
2024	1	41.58	41.58	60	2.46%	1.40%	1.40%	6.24%	6.24%
2023	1	39.14	39.14	58	2.03%	1.40%	1.40%	8.90%	8.90%
2022	2	35.94	35.94	54	1.64%	1.40%	1.40%	(10.84)%	(10.84)%
2021	2	40.31	40.31	64	1.81%	1.40%	1.40%	12.52%	12.52%
2020	2	35.83	35.83	58	2.11%	1.40%	1.40%	8.28%	8.28%
MFS Total Return Series, Service Class
2024	6	27.74	20.22	192	2.31%	1.15%	1.75%	6.22%	5.57%
2023	6	26.12	19.15	189	1.83%	1.15%	1.75%	8.95%	8.30%
2022	6	23.97	17.68	178	1.43%	1.15%	1.75%	(10.87)%	(11.41)%
2021	7	26.89	19.96	219	1.58%	1.15%	1.75%	12.53%	11.85%
2020	8	17.85	33.64	221	1.93%	1.15%	1.75%	7.60%	8.26%

	As of December 31					For the period ended December 31
Subaccount	Units (000’s)		Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000’s)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
			Low	High			Low	High	Low	High

MFS Utilities Series, Initial Class
2024	0	*	$60.20	$60.20	$6	2.32%	1.40%	1.40%	10.09%	10.09%
2023	0	*	54.68	54.68	5	3.55%	1.40%	1.40%	(3.47)%	(3.47)%
2022	0	*	56.65	56.65	5	2.39%	1.40%	1.40%	(0.65)%	(0.65)%
2021	-		57.02	57.02	5	1.71%	1.40%	1.40%	12.50%	12.50%
2020	0	*	50.68	50.68	5	2.31%	1.40%	1.40%	4.42%	4.42%
MFS Utilities Series, Service Class
2024	5		37.51	53.65	201	2.10%	1.15%	1.65%	10.06%	9.50%
2023	6		34.08	48.99	194	3.37%	1.15%	1.65%	(3.45)%	(3.94)%
2022	5		35.30	51.00	195	2.03%	1.15%	1.65%	(0.67)%	(1.17)%
2021	7		35.54	51.61	236	1.53%	1.15%	1.65%	12.52%	11.95%
2020	7		18.92	47.58	223	2.10%	1.15%	1.65%	3.88%	4.41%
MFS Value Series, Service Class
2024	11		37.54	29.46	360	1.39%	1.15%	1.75%	10.07%	9.40%
2023	13		34.11	26.93	382	1.40%	1.15%	1.75%	6.40%	5.76%
2022	14		32.06	25.46	398	1.07%	1.15%	1.75%	(7.22)%	(7.78)%
2021	17		34.55	27.61	511	1.14%	1.15%	1.75%	23.72%	22.97%
2020	19		22.45	27.93	482	1.25%	1.15%	1.75%	1.42%	2.03%
Morgan Stanley VIF Global Real Estate Portfolio, Class II
2024	-		-	-	-	2.16%	1.15%	1.75%	7.57%	7.22%
2023	22		17.77	10.85	250	1.96%	1.15%	1.75%	9.20%	8.54%
2022	23		16.27	10.00	247	4.19%	1.15%	1.75%	(27.04)%	(27.49)%
2021	27		22.30	13.78	393	2.35%	1.15%	1.75%	22.41%	21.67%
2020	32		11.33	18.22	375	4.04%	1.15%	1.75%	(16.34)%	(15.83)%
PIMCO All Asset Portfolio
2024	7		13.97	13.18	93	5.75%	1.30%	1.75%	2.22%	1.71%
2023	13		13.67	12.96	178	2.85%	1.30%	1.75%	6.62%	6.14%
2022	5		12.82	12.34	58	2.01%	1.30%	1.65%	(13.01)%	(13.32)%
2021	20		14.74	14.10	292	11.23%	1.30%	1.75%	14.53%	14.01%
2020	23		12.37	12.87	287	2.74%	1.30%	1.75%	6.02%	6.51%

	As of December 31				For the period ended December 31
Subaccount	Units (000’s)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000’s)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High

PIMCO Global Diversified Allocation Portfolio
2024	55	$14.86	$14.09	$810	4.68%	1.30%	1.75%	7.60%	5.77%
2023	71	13.81	13.30	970	3.25%	1.30%	1.65%	12.17%	11.78%
2022	73	12.31	11.89	898	3.33%	1.30%	1.65%	(17.69)%	(17.98)%
2021	64	14.96	14.50	952	9.55%	1.30%	1.65%	7.10%	6.73%
2020	71	13.59	13.97	989	3.02%	1.30%	1.65%	2.28%	2.64%
PIMCO Long-Term U.S. Government Portfolio, Advisor Class
2024	57	$11.66	$10.34	$605	2.61%	1.15%	1.75%	(7.19)%	(4.14)%
2023	79	12.57	10.79	900	2.28%	1.15%	1.75%	2.69%	2.07%
2022	90	12.24	10.57	1,006	1.84%	1.15%	1.75%	(29.76)%	(30.19)%
2021	86	17.42	15.14	1,382	1.35%	1.15%	1.75%	(5.98)%	(6.54)%
2020	98	16.20	18.53	1,670	1.67%	1.15%	1.75%	15.22%	15.93%
PIMCO Low Duration Portfolio, Advisor Class
2024	123	10.16	9.35	1,250	3.89%	0.30%	1.75%	4.08%	2.56%
2023	129	9.76	9.11	1,271	3.49%	0.30%	1.75%	4.55%	3.04%
2022	156	9.33	8.85	1,489	1.51%	0.30%	1.75%	(6.12)%	(7.48)%
2021	176	9.94	9.56	1,802	0.42%	0.30%	1.75%	(1.32)%	(2.76)%
2020	188	9.83	11.04	1,967	1.11%	0.30%	1.75%	1.09%	1.71%
PIMCO Real Return Portfolio, Advisor Class
2024	266	12.75	10.23	3,055	2.52%	1.15%	1.75%	0.85%	0.24%
2023	289	12.65	10.21	3,293	2.88%	1.15%	1.75%	2.38%	1.76%
2022	356	12.35	10.03	3,971	6.66%	1.15%	1.75%	(13.00)%	(13.53)%
2021	393	14.20	11.60	5,039	4.84%	1.15%	1.75%	4.27%	3.64%
2020	393	11.19	13.62	4,850	1.31%	1.15%	1.75%	9.65%	10.32%
PIMCO Short-Term Portfolio, Advisor Class
2024	187	11.23	10.25	1,998	4.90%	1.15%	1.75%	4.72%	4.09%
2023	122	10.73	9.85	1,269	4.36%	1.15%	1.75%	4.59%	3.96%
2022	127	10.26	9.48	1,270	1.49%	1.15%	1.75%	(1.40)%	(1.99)%
2021	149	10.40	9.67	1,519	1.01%	1.15%	1.75%	(1.30)%	(1.90)%
2020	152	9.86	10.54	1,571	1.14%	1.15%	1.75%	0.35%	0.97%

	As of December 31				For the period ended December 31
Subaccount	Units (000’s)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000’s)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High

PIMCO Total Return Portfolio, Advisor Class
2024	660	$9.21	$10.17	$7,256	3.93%	0.30%	1.75%	2.12%	0.63%
2023	796	9.02	10.10	8,682	3.46%	0.30%	1.75%	5.51%	3.98%
2022	911	8.55	9.72	9,525	2.44%	0.30%	1.75%	(14.64)%	(15.88)%
2021	959	10.02	11.55	11,886	1.73%	0.30%	1.75%	(1.66)%	(3.09)%
2020	906	10.19	13.86	11,581	2.01%	0.30%	1.75%	6.64%	7.29%
Protective Life Dynamic Allocation Series Conservative Portfolio
2024	180	12.38	12.38	2,229	2.01%	1.30%	1.30%	5.80%	5.80%
2023	179	11.70	11.70	2,097	2.00%	1.30%	1.30%	10.00%	10.00%
2022	158	10.64	10.64	1,676	1.43%	1.30%	1.30%	(17.78)%	(17.78)%
2021	63	12.94	12.94	816	0.88%	1.30%	1.30%	7.31%	7.31%
2020	63	12.06	12.06	764	1.14%	1.30%	1.30%	2.15%	2.15%
Protective Life Dynamic Allocation Series Growth Portfolio
2024	14	16.06	16.06	227	1.52%	1.30%	1.30%	12.66%	12.66%
2023	16	14.26	14.26	224	1.81%	1.30%	1.30%	16.81%	16.81%
2022	17	12.20	12.20	205	1.11%	1.30%	1.30%	(20.61)%	(20.61)%
2021	18	15.37	15.37	273	1.00%	1.30%	1.30%	19.22%	19.22%
2020	16	12.89	12.89	207	1.07%	1.30%	1.30%	(3.42)%	(3.42)%
Protective Life Dynamic Allocation Series Moderate Portfolio
2024	49	13.47	13.47	664	1.85%	1.30%	1.30%	7.77%	7.77%
2023	52	12.50	12.50	655	1.86%	1.30%	1.30%	12.05%	12.05%
2022	46	11.15	11.15	514	0.96%	1.30%	1.30%	(18.66)%	(18.66)%
2021	49	13.71	13.71	673	0.73%	1.30%	1.30%	10.86%	10.86%
2020	46	12.37	12.37	564	1.01%	1.30%	1.30%	0.68%	0.68%
Royce Capital Fund Micro Cap Portfolio, Service Class
2024	30	24.97	16.63	590	0.00%	1.15%	1.75%	11.97%	11.29%
2023	44	22.30	14.95	758	0.00%	1.15%	1.75%	17.20%	16.49%
2022	31	19.03	12.83	463	0.00%	1.15%	1.75%	(23.54)%	(24.00)%
2021	51	24.89	16.88	990	0.00%	1.15%	1.75%	28.04%	27.26%
2020	63	13.27	19.44	972	0.00%	1.15%	1.75%	21.40%	22.14%

	As of December 31				For the period ended December 31
Subaccount	Units (000’s)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000’s)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High

Royce Capital Fund Small Cap Portfolio, Service Class
2024	59	$26.34	$19.57	$1,323	0.94%	1.15%	1.75%	2.07%	1.44%
2023	80	25.80	19.29	1,742	0.67%	1.15%	1.75%	24.09%	23.34%
2022	101	20.79	15.64	1,785	0.07%	1.15%	1.75%	(10.45)%	(10.99)%
2021	123	23.22	17.57	2,433	1.17%	1.15%	1.75%	26.97%	26.20%
2020	155	13.92	18.29	2,423	0.70%	1.15%	1.75%	(8.95)%	(8.39)%
T. Rowe Price Blue Chip Growth Portfolio, Class II
2024	22	14.47	13.92	319	0.00%	0.30%	1.30%	34.76%	33.41%
2023	22	10.73	10.43	234	0.00%	0.30%	1.30%	48.51%	47.03%
2022	25	7.23	7.10	179	0.00%	0.30%	1.30%	(38.85)%	(39.46)%
2021	3	11.72	11.72	29	0.00%	1.30%	1.30%	(2.76)%	3.32%
T. Rowe Price Health Sciences Portfolio, Class II
2024	28	9.49	9.49	267	0.00%	1.30%	1.30%	0.09%	0.09%
2023	28	9.48	9.48	263	0.00%	1.30%	1.30%	1.35%	1.35%
2022	22	9.35	9.35	201	0.00%	1.30%	1.30%	(13.82)%	(13.82)%
Templeton Developing Markets VIP Fund, Class 2
2024	30	11.37	10.86	333	4.15%	1.30%	1.65%	(6.36)%	5.88%
2023	36	10.70	10.26	381	2.51%	1.30%	1.65%	11.16%	10.77%
2022	16	9.62	9.62	157	2.43%	1.30%	1.30%	(23.00)%	(23.00)%
2021	17	12.50	12.50	211	1.54%	1.30%	1.30%	(6.96)%	(6.96)%
2020	56	13.02	13.43	742	1.34%	1.30%	1.65%	15.25%	15.66%
Templeton Foreign VIP Fund, Class 2
2024	82	16.93	11.01	943	2.37%	1.15%	1.75%	(2.14)%	(2.74)%
2023	160	17.30	11.32	1,931	3.27%	1.15%	1.75%	19.37%	18.65%
2022	192	14.49	9.54	1,957	2.72%	1.15%	1.75%	(8.67)%	(9.22)%
2021	175	15.86	10.51	1,951	2.03%	1.15%	1.75%	2.96%	2.34%
2020	221	10.27	15.41	2,417	2.49%	1.15%	1.75%	(2.89)%	(2.29)%

	As of December 31				For the period ended December 31
Subaccount	Units (000’s)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000’s)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High

Templeton Global Bond VIP Fund, Class 2
2024	429	$11.27	$7.10	$3,631	0.00%	1.15%	1.75%	(12.40)%	(12.93)%
2023	451	12.87	8.16	4,380	0.00%	1.15%	1.75%	1.71%	1.09%
2022	516	12.65	8.07	4,949	0.00%	1.15%	1.75%	(6.04)%	(6.61)%
2021	590	13.46	8.64	6,018	0.00%	1.15%	1.75%	(6.08)%	(6.65)%
2020	554	9.26	14.75	6,036	8.23%	1.15%	1.75%	(6.94)%	(6.37)%
Templeton Growth VIP Fund, Class 2
2024	7	22.97	16.03	122	0.92%	1.15%	1.75%	4.19%	4.59%
2023	12	22.05	15.33	199	3.75%	1.15%	1.75%	19.62%	18.90%
2022	7	18.43	12.89	105	0.13%	1.15%	1.75%	(12.52)%	(13.05)%
2021	6	21.07	14.83	94	1.59%	1.15%	1.75%	3.67%	3.04%
2020	19	13.56	20.32	281	1.04%	1.15%	1.75%	3.95%	4.58%
Vanguard VIF Balanced Portfolio
2024	7	14.83	14.83	111	0.00%	0.30%	0.30%	0.00%	0.00%
Vanguard VIF Capital Growth Portfolio
2024	1	17.67	17.67	26	1.30%	0.30%	0.30%	13.07%	13.07%
2023	2	15.63	15.63	29	1.29%	0.30%	0.30%	27.60%	27.60%
2022	3	12.25	12.25	33	0.00%	0.30%	0.30%	(15.74)%	(15.74)%
Vanguard VIF Conservative Allocation Portfolio
2024	4	11.71	11.71	42	2.72%	0.30%	0.30%	7.17%	7.17%
2023	4	10.93	10.93	39	1.93%	0.30%	0.30%	12.17%	12.17%
2022	4	9.74	9.74	35	2.41%	0.30%	0.30%	(15.15)%	(15.15)%
2021	4	11.48	11.48	41	0.00%	0.30%	0.30%	0.40%	0.40%
Vanguard VIF Equity Index Portfolio
2024	12	19.45	19.45	233	1.08%	0.30%	0.30%	24.47%	24.47%
2023	6	15.63	15.63	93	1.40%	0.30%	0.30%	25.74%	25.74%
2022	6	12.43	12.43	75	1.08%	0.30%	0.30%	(18.47)%	(18.47)%
2021	4	15.25	15.25	66	0.00%	0.30%	0.30%	10.63%	10.63%

	As of December 31				For the period ended December 31
Subaccount	Units (000’s)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000’s)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High

Vanguard VIF Global Bond Index Portfolio
2024	4	$9.24	$9.24	$37	2.84%	0.30%	0.30%	1.73%	1.73%
2023	4	9.08	9.08	36	1.90%	0.30%	0.30%	6.20%	6.20%
2022	4	8.55	8.55	33	2.68%	0.30%	0.30%	(13.39)%	(13.39)%
2021	4	9.87	9.87	38	0.00%	0.30%	0.30%	(0.97)%	(0.97)%
Vanguard VIF Growth Portfolio
2024	5	17.29	17.29	82	0.28%	0.30%	0.30%	32.73%	32.73%
2023	5	13.03	13.03	65	0.24%	0.30%	0.30%	39.72%	39.72%
2022	5	9.32	9.32	49	0.00%	0.30%	0.30%	(33.56)%	(33.56)%
2021	3	14.03	14.03	41	0.00%	0.30%	0.30%	4.91%	4.91%
Vanguard VIF International Portfolio
2024	2	11.16	11.16	27	1.19%	0.30%	0.30%	8.68%	8.68%
2023	2	10.26	10.26	25	1.52%	0.30%	0.30%	14.31%	14.31%
2022	2	8.98	8.98	22	0.80%	0.30%	0.30%	(30.33)%	(30.33)%
2021	1	12.89	12.89	15	0.00%	0.30%	0.30%	(5.02)%	(5.02)%
Vanguard VIF Mid-Cap Index Portfolio
2024	5	16.57	16.57	88	1.42%	0.30%	0.30%	14.73%	14.73%
2023	6	14.44	14.44	81	1.51%	0.30%	0.30%	15.48%	15.48%
2022	6	12.51	12.51	78	0.67%	0.30%	0.30%	(19.06)%	(19.06)%
2021	3	15.45	15.45	43	0.00%	0.30%	0.30%	9.56%	9.56%
Vanguard VIF Moderate Allocation Portfolio
2024	56	13.14	13.14	734	2.32%	0.30%	0.30%	9.99%	9.99%
2023	58	11.94	11.94	690	2.05%	0.30%	0.30%	15.20%	15.20%
2022	59	10.37	10.37	609	0.00%	0.30%	0.30%	(16.18)%	(16.18)%
Vanguard VIF Money Market Portfolio
2023	-	10.17	10.17	-	26.21%	0.30%	0.30%	0.73%	0.73%

	As of December 31				For the period ended December 31
Subaccount	Units (000’s)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000’s)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High

Vanguard VIF Real Estate Index Portfolio
2024	2	$13.21	$13.21	$26	3.11%	0.30%	0.30%	4.43%	4.43%
2023	2	12.65	12.65	25	2.44%	0.30%	0.30%	11.36%	11.36%
2022	2	11.36	11.36	22	1.57%	0.30%	0.30%	(26.52)%	(26.52)%
2021	1	15.46	15.46	22	0.00%	0.30%	0.30%	11.51%	11.51%
Vanguard VIF Short-Term Investment-Grade Portfolio
2024	31	10.48	10.48	329	3.59%	0.30%	0.30%	4.58%	4.58%
2023	31	10.02	10.02	314	1.19%	0.30%	0.30%	5.84%	5.84%
2022	9	9.47	9.47	88	1.48%	0.30%	0.30%	(6.00)%	(6.00)%
2021	8	10.08	10.08	80	0.00%	0.30%	0.30%	(0.87)%	(0.87)%
Vanguard VIF Total Bond Market Index Portfolio
2024	44	9.06	9.06	395	2.77%	0.30%	0.30%	0.94%	0.94%
2023	44	8.97	8.97	392	2.90%	0.30%	0.30%	5.26%	5.26%
2022	13	8.53	8.53	113	1.74%	0.30%	0.30%	(13.47)%	(13.47)%
2021	10	9.85	9.85	100	0.00%	0.30%	0.30%	(0.87)%	(0.87)%
Vanguard VIF Total International Stock Market Index Portfolio
2024	7	13.11	13.11	88	3.01%	0.30%	0.30%	4.74%	4.74%
2023	7	12.52	12.52	86	1.72%	0.30%	0.30%	15.20%	15.20%
2022	2	10.87	10.87	22	0.00%	0.30%	0.30%	(16.26)%	(16.26)%
Vanguard VIF Total Stock Market Index Portfolio
2024	10	$18.95	$18.95	$198	1.23%	0.30%	0.30%	23.34%	23.34%
2023	10	15.36	15.36	161	0.00%	0.30%	0.30%	8.03%	8.03%

	As of December 31				For the period ended December 31
Subaccount	Units (000’s)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000’s)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High

Western Asset Core Plus VIT Portfolio, Class II
2024	34	8.45	8.45	284	8.44%	1.30%	1.30%	(2.16)%	(2.16)%
2023	31	8.63	8.63	272	3.60%	1.30%	1.30%	5.06%	5.06%
2022	26	8.22	8.22	217	3.04%	1.30%	1.30%	(18.35)%	(18.35)%
2021	4	10.06	10.06	42	23.66%	1.30%	1.30%	(0.22)%	(0.22)%

* The Subaccount has units and/or dollars that round to less than one thousand.

(a) These ratios represent the dividends received by the Subaccount, excluding distributions of capital gains, divided by the daily average net assets. These ratios exclude expenses, such as mortality and expense risk and admin fees, that result in direct reductions in the unit values. The recognition of investment income by the Subaccount is affected by the timing of the declaration of dividends by the underlying mutual fund in which the Subaccounts invest.

(b) These ratios represent the annualized Contract expenses of the respective Subaccounts of the Separate Account, consisting primarily of mortality and expense risk and admin fees, for each period indicated. These ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to Contract owner accounts through the redemption of units and expenses of the underlying mutual fund are excluded.

(c) These amounts represent the total return for the periods indicated, are not annualized, and include changes in the value of the underlying mutual fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses addressed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.

7.	SUBSEQUENT EVENTS

The Separate Account has evaluated the effects of events subsequent to December 31, 2024, and through the date at which the financial statements were available to be issued. All accounting and disclosure requirements related to subsequent events are included in our financial statements.